UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08510
Matthews International Funds

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Mark W. Headley, President
Four Embarcadero Center, Suite 550
San Francisco, CA  94111

(Name and address of agent for service)
Registrant's telephone number, including area code:
415-788-7553
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Matthews Emerging Markets Equity Fund
Institutional Class/MIEFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.90%*
*	Annualized.
Key Fund Statistics
Fund net assets	$251,588,765
Total number of portfolio holdings	77
Portfolio turnover rate for the reporting period	63.2%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.4%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	3.0%
NetEase, Inc.	2.3%
Hana Financial Group, Inc.	2.2%
Alibaba Group Holding, Ltd.	2.1%
HDFC Bank, Ltd.	2.0%
Shriram Finance, Ltd.	2.0%
Itau Unibanco Holding SA	2.0%
China Construction Bank Corp.	1.9%
TOTAL	33.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Equity Fund
MIEFX 0625

Matthews Emerging Markets Equity Fund
Investor Class/MEGMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.10%*
*	Annualized.
Key Fund Statistics
Fund net assets	$251,588,765
Total number of portfolio holdings	77
Portfolio turnover rate for the reporting period	63.2%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.4%
Tencent Holdings, Ltd.	5.4%
Samsung Electronics Co., Ltd.	3.0%
NetEase, Inc.	2.3%
Hana Financial Group, Inc.	2.2%
Alibaba Group Holding, Ltd.	2.1%
HDFC Bank, Ltd.	2.0%
Shriram Finance, Ltd.	2.0%
Itau Unibanco Holding SA	2.0%
China Construction Bank Corp.	1.9%
TOTAL	33.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Equity Fund
MEGMX 0625

Matthews Emerging Markets Sustainable Future Fund
Institutional Class/MISFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.16%*
*	Annualized.
Key Fund Statistics
Fund net assets	$209,956,166
Total number of portfolio holdings	60
Portfolio turnover rate for the reporting period	29.9%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Meituan	5.6%
Legend Biotech Corp.	4.9%
JD Health International, Inc.	4.8%
Indus Towers, Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.9%
YDUQS Participacoes SA	2.8%
Full Truck Alliance Co., Ltd.	2.7%
Swiggy, Ltd.	2.7%
TOTAL	43.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Sustainable Future Fund
MISFX 0625

Matthews Emerging Markets Sustainable Future Fund
Investor Class/MASGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.40%*
*	Annualized.
Key Fund Statistics
Fund net assets	$209,956,166
Total number of portfolio holdings	60
Portfolio turnover rate for the reporting period	29.9%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.2%
Meituan	5.6%
Legend Biotech Corp.	4.9%
JD Health International, Inc.	4.8%
Indus Towers, Ltd.	3.2%
Alibaba Group Holding, Ltd.	2.9%
YDUQS Participacoes SA	2.8%
Full Truck Alliance Co., Ltd.	2.7%
Swiggy, Ltd.	2.7%
TOTAL	43.6%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Sustainable Future Fund
MASGX 0625

Matthews Emerging Markets Small Companies Fund
Institutional Class/MISMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.17%*
*	Annualized.
Key Fund Statistics
Fund net assets	$512,689,484
Total number of portfolio holdings	74
Portfolio turnover rate for the reporting period	15.6%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	7.9%
Hugel, Inc.	5.1%
Legend Biotech Corp.	5.0%
YDUQS Participacoes SA	2.7%
We Buy Cars Holdings, Ltd.	2.5%
Grupo SBF SA	2.5%
Cartrade Tech, Ltd.	2.4%
Elite Material Co., Ltd.	2.2%
Radico Khaitan, Ltd.	2.2%
Full Truck Alliance Co., Ltd.	2.2%
TOTAL	34.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Small Companies Fund
MISMX 0625

Matthews Emerging Markets Small Companies Fund
Investor Class/MSMLX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Small Companies Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$74	1.41%*
*	Annualized.
Key Fund Statistics
Fund net assets	$512,689,484
Total number of portfolio holdings	74
Portfolio turnover rate for the reporting period	15.6%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Bandhan Bank, Ltd.	7.9%
Hugel, Inc.	5.1%
Legend Biotech Corp.	5.0%
YDUQS Participacoes SA	2.7%
We Buy Cars Holdings, Ltd.	2.5%
Grupo SBF SA	2.5%
Cartrade Tech, Ltd.	2.4%
Elite Material Co., Ltd.	2.2%
Radico Khaitan, Ltd.	2.2%
Full Truck Alliance Co., Ltd.	2.2%
TOTAL	34.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Small Companies Fund
MSMLX 0625

Matthews Asia Growth Fund
Institutional Class/MIAPX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.20%*
*	Annualized.
Key Fund Statistics
Fund net assets	$209,146,328
Total number of portfolio holdings	79
Portfolio turnover rate for the reporting period	43.7%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	7.1%
Tencent Holdings, Ltd.	4.2%
Sea, Ltd.	3.8%
Eternal, Ltd.	2.9%
Sony Group Corp.	2.9%
Hitachi, Ltd.	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.2%
Samsung Electronics Co., Ltd.	2.2%
MakeMyTrip, Ltd.	1.9%
Tokyo Electron, Ltd.	1.9%
TOTAL	31.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Growth Fund
MIAPX 0625

Matthews Asia Growth Fund
Investor Class/MPACX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Asia Growth Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.38%*
*	Annualized.
Key Fund Statistics
Fund net assets	$209,146,328
Total number of portfolio holdings	79
Portfolio turnover rate for the reporting period	43.7%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	7.1%
Tencent Holdings, Ltd.	4.2%
Sea, Ltd.	3.8%
Eternal, Ltd.	2.9%
Sony Group Corp.	2.9%
Hitachi, Ltd.	2.8%
Mitsubishi UFJ Financial Group, Inc.	2.2%
Samsung Electronics Co., Ltd.	2.2%
MakeMyTrip, Ltd.	1.9%
Tokyo Electron, Ltd.	1.9%
TOTAL	31.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Growth Fund
MPACX 0625

Matthews Pacific Tiger Fund
Institutional Class/MIPTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$62	1.18%*
*	Annualized.
Key Fund Statistics
Fund net assets	$707,096,808
Total number of portfolio holdings	72
Portfolio turnover rate for the reporting period	64.6%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.3%
Tencent Holdings, Ltd.	6.0%
Alibaba Group Holding, Ltd.	3.9%
China Merchants Bank Co., Ltd.	3.8%
KB Financial Group, Inc.	3.1%
Samsung Electronics Co., Ltd.	2.9%
SK Hynix, Inc.	2.7%
Bharti Airtel, Ltd.	2.6%
Eternal, Ltd.	2.5%
Sea, Ltd.	2.5%
TOTAL	42.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Pacific Tiger Fund
MIPTX 0625

Matthews Pacific Tiger Fund
Investor Class/MAPTX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.31%*
*	Annualized.
Key Fund Statistics
Fund net assets	$707,096,808
Total number of portfolio holdings	72
Portfolio turnover rate for the reporting period	64.6%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.3%
Tencent Holdings, Ltd.	6.0%
Alibaba Group Holding, Ltd.	3.9%
China Merchants Bank Co., Ltd.	3.8%
KB Financial Group, Inc.	3.1%
Samsung Electronics Co., Ltd.	2.9%
SK Hynix, Inc.	2.7%
Bharti Airtel, Ltd.	2.6%
Eternal, Ltd.	2.5%
Sea, Ltd.	2.5%
TOTAL	42.3%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Pacific Tiger Fund
MAPTX 0625

Matthews Asia Innovators Fund
Institutional Class/MITEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.19%*
*	Annualized.
Key Fund Statistics
Fund net assets	$286,211,376
Total number of portfolio holdings	58
Portfolio turnover rate for the reporting period	50.4%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.8%
Tencent Holdings, Ltd.	6.0%
Sea, Ltd.	5.6%
Eternal, Ltd.	4.6%
Samsung Electronics Co., Ltd.	3.5%
MakeMyTrip, Ltd.	3.3%
Alibaba Group Holding, Ltd.	3.0%
PDD Holdings, Inc.	2.9%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.0%
TOTAL	44.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Innovators Fund
MITEX 0625

Matthews Asia Innovators Fund
Investor Class/MATFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Asia Innovators Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$69	1.31%*
*	Annualized.
Key Fund Statistics
Fund net assets	$286,211,376
Total number of portfolio holdings	58
Portfolio turnover rate for the reporting period	50.4%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	10.8%
Tencent Holdings, Ltd.	6.0%
Sea, Ltd.	5.6%
Eternal, Ltd.	4.6%
Samsung Electronics Co., Ltd.	3.5%
MakeMyTrip, Ltd.	3.3%
Alibaba Group Holding, Ltd.	3.0%
PDD Holdings, Inc.	2.9%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.0%
TOTAL	44.0%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Innovators Fund
MATFX 0625

Matthews China Fund
Institutional Class/MICFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.16%*
*	Annualized.
Key Fund Statistics
Fund net assets	$378,194,465
Total number of portfolio holdings	63
Portfolio turnover rate for the reporting period	15.5%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.3%
Alibaba Group Holding, Ltd.	7.6%
China Merchants Bank Co., Ltd.	4.7%
China Construction Bank Corp.	4.5%
JD.com, Inc.	4.2%
PDD Holdings, Inc.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.6%
Meituan	3.3%
New China Life Insurance Co., Ltd.	3.1%
DiDi Global, Inc. ADR	2.8%
TOTAL	47.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Fund
MICFX 0625

Matthews China Fund
Investor Class/MCHFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews China Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.29%*
*	Annualized.
Key Fund Statistics
Fund net assets	$378,194,465
Total number of portfolio holdings	63
Portfolio turnover rate for the reporting period	15.5%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	10.3%
Alibaba Group Holding, Ltd.	7.6%
China Merchants Bank Co., Ltd.	4.7%
China Construction Bank Corp.	4.5%
JD.com, Inc.	4.2%
PDD Holdings, Inc.	3.8%
Ping An Insurance Group Co. of China, Ltd.	3.6%
Meituan	3.3%
New China Life Insurance Co., Ltd.	3.1%
DiDi Global, Inc. ADR	2.8%
TOTAL	47.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Fund
MCHFX 0625

Matthews China Small Companies Fund
Institutional Class/MICHX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews China Small Companies Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$63	1.20%*
*	Annualized.
Key Fund Statistics
Fund net assets	$62,281,859
Total number of portfolio holdings	57
Portfolio turnover rate for the reporting period	11.8%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
NetEase Cloud Music, Inc.	5.2%
Hongfa Technology Co., Ltd.	4.0%
Atour Lifestyle Holdings, Ltd.	3.8%
DPC Dash, Ltd.	3.5%
ACM Research, Inc.	3.3%
Full Truck Alliance Co., Ltd.	3.2%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Tongcheng Travel Holdings, Ltd.	3.1%
Zhejiang Shuanghuan Driveline Co., Ltd.	2.8%
Kanzhun, Ltd.	2.4%
TOTAL	34.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Small Companies Fund
MICHX 0625

Matthews China Small Companies Fund
Investor Class/MCSMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews China Small Companies Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$75	1.43%*
*	Annualized.
Key Fund Statistics
Fund net assets	$62,281,859
Total number of portfolio holdings	57
Portfolio turnover rate for the reporting period	11.8%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
NetEase Cloud Music, Inc.	5.2%
Hongfa Technology Co., Ltd.	4.0%
Atour Lifestyle Holdings, Ltd.	3.8%
DPC Dash, Ltd.	3.5%
ACM Research, Inc.	3.3%
Full Truck Alliance Co., Ltd.	3.2%
Yantai Jereh Oilfield Services Group Co., Ltd.	3.2%
Tongcheng Travel Holdings, Ltd.	3.1%
Zhejiang Shuanghuan Driveline Co., Ltd.	2.8%
Kanzhun, Ltd.	2.4%
TOTAL	34.5%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Small Companies Fund
MCSMX 0625

Matthews India Fund
Institutional Class/MIDNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.16%*
*	Annualized.
Key Fund Statistics
Fund net assets	$788,147,516
Total number of portfolio holdings	71
Portfolio turnover rate for the reporting period	31.5%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	8.5%
ICICI Bank, Ltd.	6.3%
Eternal, Ltd.	5.3%
Shriram Finance, Ltd.	4.8%
Reliance Industries, Ltd.	4.7%
Swiggy, Ltd.	4.2%
Bharti Airtel, Ltd.	4.2%
Bajaj Finance, Ltd.	4.1%
Infosys, Ltd.	3.6%
Mahindra & Mahindra, Ltd.	3.2%
TOTAL	48.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews India Fund
MIDNX 0625

Matthews India Fund
Investor Class/MINDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews India Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.30%*
*	Annualized.
Key Fund Statistics
Fund net assets	$788,147,516
Total number of portfolio holdings	71
Portfolio turnover rate for the reporting period	31.5%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
HDFC Bank, Ltd.	8.5%
ICICI Bank, Ltd.	6.3%
Eternal, Ltd.	5.3%
Shriram Finance, Ltd.	4.8%
Reliance Industries, Ltd.	4.7%
Swiggy, Ltd.	4.2%
Bharti Airtel, Ltd.	4.2%
Bajaj Finance, Ltd.	4.1%
Infosys, Ltd.	3.6%
Mahindra & Mahindra, Ltd.	3.2%
TOTAL	48.9%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews India Fund
MINDX 0625

Matthews Japan Fund
Institutional Class/MIJFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$58	1.10%*
*	Annualized.
Key Fund Statistics
Fund net assets	$682,321,541
Total number of portfolio holdings	49
Portfolio turnover rate for the reporting period	51.7%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.8%
Tokio Marine Holdings, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.5%
Hitachi, Ltd.	4.4%
Tokyo Electron, Ltd.	4.1%
NEC Corp.	3.3%
Ajinomoto Co., Inc.	3.1%
Shin-Etsu Chemical Co., Ltd.	3.1%
Mitsui Fudosan Co., Ltd.	2.9%
ITOCHU Corp.	2.9%
TOTAL	38.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Japan Fund
MIJFX 0625

Matthews Japan Fund
Investor Class/MJFOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Japan Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.17%*
*	Annualized.
Key Fund Statistics
Fund net assets	$682,321,541
Total number of portfolio holdings	49
Portfolio turnover rate for the reporting period	51.7%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Sony Group Corp.	5.8%
Tokio Marine Holdings, Inc.	4.6%
Mitsubishi UFJ Financial Group, Inc.	4.5%
Hitachi, Ltd.	4.4%
Tokyo Electron, Ltd.	4.1%
NEC Corp.	3.3%
Ajinomoto Co., Inc.	3.1%
Shin-Etsu Chemical Co., Ltd.	3.1%
Mitsui Fudosan Co., Ltd.	2.9%
ITOCHU Corp.	2.9%
TOTAL	38.7%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Japan Fund
MJFOX 0625

Matthews Asia Dividend Fund
Institutional Class/MIPIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$60	1.13%*
*	Annualized.
Key Fund Statistics
Fund net assets	$560,144,914
Total number of portfolio holdings	64
Portfolio turnover rate for the reporting period	49.1%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings, Ltd.	5.2%
Hana Financial Group, Inc.	3.2%
Samsung Electronics Co., Ltd.	2.4%
NEC Corp.	2.3%
AIA Group, Ltd.	2.0%
ITOCHU Corp.	2.0%
Commonwealth Bank of Australia	2.0%
Hikari Tsushin, Inc.	1.9%
Telstra Group, Ltd.	1.8%
TOTAL	32.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Dividend Fund
MIPIX 0625

Matthews Asia Dividend Fund
Investor Class/MAPIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Asia Dividend Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$66	1.26%*
*	Annualized.
Key Fund Statistics
Fund net assets	$560,144,914
Total number of portfolio holdings	64
Portfolio turnover rate for the reporting period	49.1%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	9.3%
Tencent Holdings, Ltd.	5.2%
Hana Financial Group, Inc.	3.2%
Samsung Electronics Co., Ltd.	2.4%
NEC Corp.	2.3%
AIA Group, Ltd.	2.0%
ITOCHU Corp.	2.0%
Commonwealth Bank of Australia	2.0%
Hikari Tsushin, Inc.	1.9%
Telstra Group, Ltd.	1.8%
TOTAL	32.1%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Dividend Fund
MAPIX 0625

Matthews China Dividend Fund
Institutional Class/MICDX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews China Dividend Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64	1.20%*
*	Annualized.
Key Fund Statistics
Fund net assets	$90,371,597
Total number of portfolio holdings	40
Portfolio turnover rate for the reporting period	28.6%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	11.4%
Alibaba Group Holding, Ltd.	8.5%
Ping An Insurance Group Co. of China, Ltd.	5.0%
China Merchants Bank Co., Ltd.	4.3%
China Construction Bank Corp.	4.2%
Anhui Expressway Co., Ltd.	3.5%
China Suntien Green Energy Corp., Ltd.	3.1%
Industrial & Commercial Bank of China, Ltd.	3.1%
China Everbright Environment Group, Ltd.	2.9%
PetroChina Co., Ltd.	2.8%
TOTAL	48.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Dividend Fund
MICDX 0625

Matthews China Dividend Fund
Investor Class/MCDFX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews China Dividend Fund (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$71	1.34%*
*	Annualized.
Key Fund Statistics
Fund net assets	$90,371,597
Total number of portfolio holdings	40
Portfolio turnover rate for the reporting period	28.6%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings
Tencent Holdings, Ltd.	11.4%
Alibaba Group Holding, Ltd.	8.5%
Ping An Insurance Group Co. of China, Ltd.	5.0%
China Merchants Bank Co., Ltd.	4.3%
China Construction Bank Corp.	4.2%
Anhui Expressway Co., Ltd.	3.5%
China Suntien Green Energy Corp., Ltd.	3.1%
Industrial & Commercial Bank of China, Ltd.	3.1%
China Everbright Environment Group, Ltd.	2.9%
PetroChina Co., Ltd.	2.8%
TOTAL	48.8%
Country Allocation
Sector Allocation
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 1-800-789-2742.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Dividend Fund
MCDFX 0625

Matthews Emerging Markets Equity Active ETF
MEM
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Equity Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Equity Active ETF	$41	0.79%*
*	Annualized.
Key Fund Statistics
Fund net assets	$39,528,730
Total number of portfolio holdings	70
Portfolio turnover rate for the reporting period	70.5%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	10.2%
Tencent Holdings, Ltd.	5.5%
HDFC Bank, Ltd.	3.0%
NetEase, Inc.	2.5%
JD.com, Inc.	2.3%
Itau Unibanco Holding SA	2.3%
Samsung Electronics Co., Ltd.	2.3%
Alibaba Group Holding, Ltd.	2.1%
Hana Financial Group, Inc.	2.1%
China Merchants Bank Co., Ltd.	2.1%
TOTAL	34.4%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Equity Active ETF
MEM 0625

Matthews Emerging Markets ex China Active ETF
MEMX
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Emerging Markets ex China Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets ex China Active ETF	$42	0.79%*
*	Annualized.
Key Fund Statistics
Fund net assets	$35,371,803
Total number of portfolio holdings	77
Portfolio turnover rate for the reporting period	63.7%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.7%
Samsung Electronics Co., Ltd.	4.0%
HDFC Bank, Ltd.	2.4%
ICICI Bank, Ltd.	2.3%
Bandhan Bank, Ltd.	2.0%
PT Indosat Tbk	1.8%
NAVER Corp.	1.7%
SK Hynix, Inc.	1.7%
Grab Holdings, Ltd.	1.6%
Bharti Airtel, Ltd.	1.6%
TOTAL	31.8%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets ex China Active ETF
MEMX 0625

Matthews Emerging Markets Sustainable Future Active ETF
EMSF
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Sustainable Future Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Sustainable Future Active ETF	$42	0.79%*
*	Annualized.
Key Fund Statistics
Fund net assets	$28,827,281
Total number of portfolio holdings	58
Portfolio turnover rate for the reporting period	27.8%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Bandhan Bank, Ltd.	7.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.9%
Meituan	5.3%
Legend Biotech Corp.	4.9%
JD Health International, Inc.	4.9%
Indus Towers, Ltd.	3.4%
Full Truck Alliance Co., Ltd.	3.2%
YDUQS Participacoes SA	2.6%
Elite Material Co., Ltd.	2.6%
Swiggy, Ltd.	2.5%
TOTAL	43.9%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Sustainable Future Active ETF
EMSF 0625

Matthews Asia Innovators Active ETF
MINV
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Asia Innovators Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Innovators Active ETF	$42	0.79%*
*	Annualized.
Key Fund Statistics
Fund net assets	$63,740,787
Total number of portfolio holdings	59
Portfolio turnover rate for the reporting period	54.8%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	10.7%
Tencent Holdings, Ltd.	6.0%
Sea, Ltd.	5.6%
Eternal, Ltd.	4.6%
Samsung Electronics Co., Ltd.	3.5%
MakeMyTrip, Ltd.	3.3%
Alibaba Group Holding, Ltd.	3.0%
PDD Holdings, Inc.	2.9%
SK Hynix, Inc.	2.3%
Xiaomi Corp.	2.0%
TOTAL	43.9%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Innovators Active ETF
MINV 0625

Matthews Pacific Tiger Active ETF
ASIA
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Pacific Tiger Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Pacific Tiger Active ETF	$41	0.79%*
*	Annualized.
Key Fund Statistics
Fund net assets	$36,432,690
Total number of portfolio holdings	76
Portfolio turnover rate for the reporting period	83.5%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	12.1%
Tencent Holdings, Ltd.	5.8%
China Merchants Bank Co., Ltd.	3.8%
Alibaba Group Holding, Ltd.	3.8%
KB Financial Group, Inc.	3.2%
Samsung Electronics Co., Ltd.	3.1%
Bharti Airtel, Ltd.	2.8%
SK Hynix, Inc.	2.7%
Sea, Ltd.	2.5%
Eternal, Ltd.	2.5%
TOTAL	42.3%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Pacific Tiger Active ETF
ASIA 0625

Matthews China Active ETF
MCH
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews China Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Active ETF	$41	0.79%*
*	Annualized.
Key Fund Statistics
Fund net assets	$20,579,534
Total number of portfolio holdings	64
Portfolio turnover rate for the reporting period	17.2%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Tencent Holdings, Ltd.	9.4%
Alibaba Group Holding, Ltd.	8.0%
China Merchants Bank Co., Ltd.	4.8%
China Construction Bank Corp.	4.6%
JD.com, Inc.	3.7%
PDD Holdings, Inc.	3.5%
Meituan	3.0%
Ping An Insurance Group Co. of China, Ltd.	2.9%
DiDi Global, Inc. ADR	2.9%
New China Life Insurance Co., Ltd.	2.8%
TOTAL	45.6%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Active ETF
MCH 0625

Matthews India Active ETF
INDE
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews India Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews India Active ETF	$39	0.79%*
*	Annualized.
Key Fund Statistics
Fund net assets	$14,470,496
Total number of portfolio holdings	63
Portfolio turnover rate for the reporting period	38.1%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
HDFC Bank, Ltd.	8.4%
ICICI Bank, Ltd.	6.3%
Eternal, Ltd.	5.6%
Shriram Finance, Ltd.	4.7%
Bajaj Finance, Ltd.	4.4%
Swiggy, Ltd.	4.4%
Reliance Industries, Ltd.	3.8%
Infosys, Ltd.	3.7%
Bharti Airtel, Ltd.	3.4%
Cholamandalam Investment and Finance Co., Ltd.	2.8%
TOTAL	47.5%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews India Active ETF
INDE 0625

Matthews Japan Active ETF
JPAN
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Japan Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Japan Active ETF	$42	0.79%*
*	Annualized.
Key Fund Statistics
Fund net assets	$5,555,717
Total number of portfolio holdings	50
Portfolio turnover rate for the reporting period	60.4%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Sony Group Corp.	5.8%
Tokio Marine Holdings, Inc.	4.5%
Mitsubishi UFJ Financial Group, Inc.	4.4%
Hitachi, Ltd.	4.3%
Tokyo Electron, Ltd.	4.1%
NEC Corp.	3.2%
Shin-Etsu Chemical Co., Ltd.	3.1%
Ajinomoto Co., Inc.	3.1%
ITOCHU Corp.	2.9%
Mitsui Fudosan Co., Ltd.	2.9%
TOTAL	38.3%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Japan Active ETF
JPAN 0625

Matthews Korea Active ETF
MKOR
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Korea Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Korea Active ETF	$46	0.79%*
*	Annualized.
Key Fund Statistics
Fund net assets	$57,503,881
Total number of portfolio holdings	44
Portfolio turnover rate for the reporting period	26.7%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
SK Hynix, Inc.	9.7%
Samsung Electronics Co., Ltd.	7.8%
Samsung Electronics Co., Ltd., Pfd.	7.3%
NAVER Corp.	4.5%
KB Financial Group, Inc.	4.5%
Hana Financial Group, Inc.	4.4%
HD HYUNDAI MIPO	3.2%
SK Square Co., Ltd.	3.1%
KT&G Corp.	3.0%
Samsung Biologics Co., Ltd.	2.9%
TOTAL	50.4%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Korea Active ETF
MKOR 0625

Matthews Asia Dividend Active ETF
ADVE
Listed on the NYSE Arca
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Asia Dividend Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Asia Dividend Active ETF	$42	0.79%*
*	Annualized.
Key Fund Statistics
Fund net assets	$3,566,986
Total number of portfolio holdings	67
Portfolio turnover rate for the reporting period	48.2%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Taiwan Semiconductor Manufacturing Co., Ltd.	8.3%
Tencent Holdings, Ltd.	4.7%
Hana Financial Group, Inc.	3.2%
ITOCHU Corp.	2.2%
NEC Corp.	2.0%
AIA Group, Ltd.	2.0%
Ajinomoto Co., Inc.	1.8%
Commonwealth Bank of Australia	1.8%
HDFC Bank, Ltd.	1.8%
NetEase, Inc.	1.7%
TOTAL	29.5%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Asia Dividend Active ETF
ADVE 0625

Matthews China Discovery Active ETF
MCHS
Listed on the NASDAQ
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews China Discovery Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews China Discovery Active ETF	$47	0.89%*
*	Annualized.
Key Fund Statistics
Fund net assets	$2,313,414
Total number of portfolio holdings	57
Portfolio turnover rate for the reporting period	15.0%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
NetEase Cloud Music, Inc.	4.5%
Hongfa Technology Co., Ltd.	3.6%
Atour Lifestyle Holdings, Ltd.	3.3%
DPC Dash, Ltd.	3.2%
ACM Research, Inc.	2.9%
Yantai Jereh Oilfield Services Group Co., Ltd.	2.7%
Tongcheng Travel Holdings, Ltd.	2.7%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.	2.7%
Zhejiang Shuanghuan Driveline Co., Ltd.	2.5%
Full Truck Alliance Co., Ltd.	2.5%
TOTAL	30.6%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews China Discovery Active ETF
MCHS 0625

Matthews Emerging Markets Discovery Active ETF
MEMS
Listed on the NASDAQ
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the Matthews Emerging Markets Discovery Active ETF (the "Fund") for the period of January 01, 2025 to June 30, 2025. You can find additional information about the Fund at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Matthews Emerging Markets Discovery Active ETF	$46	0.89%*
*	Annualized.
Key Fund Statistics
Fund net assets	$18,797,035
Total number of portfolio holdings	77
Portfolio turnover rate for the reporting period	19.3%

Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, represented as a percentage of the total net assets of the Fund.
Top Ten Holdings *
Bandhan Bank, Ltd.	7.9%
Hugel, Inc.	5.1%
Legend Biotech Corp.	4.8%
YDUQS Participacoes SA	2.7%
We Buy Cars Holdings, Ltd.	2.4%
Radico Khaitan, Ltd.	2.3%
Full Truck Alliance Co., Ltd.	2.3%
Grupo SBF SA	2.3%
Cartrade Tech, Ltd.	2.2%
Elite Material Co., Ltd.	1.9%
TOTAL	33.9%
Country Allocation
Sector Allocation
* Excludes short-term securities, if any.
Top ten holdings may combine more than one security from the same issuer and related depository receipts.
Availability of Additional Information
You can ﬁnd additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at matthewsasia.com/documents. You can also request this information by contacting us at 833.228.5605.
This report has been prepared for the Fund's shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Matthews Asia Funds prospectus, which contains more complete information about the Fund’s investment objectives, risks and expenses.
Matthews Emerging Markets Discovery Active ETF
MEMS 0625

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Matthews Asia Funds | Financial Statements and Other Information
June 30, 2025 |  matthewsasia.com

GLOBAL EMERGING MARKETS STRATEGIES
Matthews Emerging Markets Equity Fund
Matthews Emerging Markets Sustainable Future Fund
Matthews Emerging Markets Small Companies Fund

ASIA GROWTH AND INCOME STRATEGIES
Matthews Asia Dividend Fund
Matthews China Dividend Fund

'25

Matthews Emerging Markets Equity FundJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.0%
	Shares	Value
China/Hong Kong: 30.7%
Tencent Holdings, Ltd.	210,500	$13,563,697
NetEase, Inc. ADR	42,850	5,766,753
Alibaba Group Holding, Ltd.	369,400	5,229,208
China Construction Bank Corp. H Shares	4,752,000	4,808,771
JD.com, Inc. Class A	223,102	3,643,772
BYD Co., Ltd. H Shares	229,086	3,566,877
Ping An Insurance Group Co. of China, Ltd. H Shares	549,000	3,504,442
Wuliangye Yibin Co., Ltd. A Shares	208,774	3,469,465
New China Life Insurance Co., Ltd. H Shares	616,500	3,375,805
PetroChina Co., Ltd. H Shares	3,702,000	3,190,299
China Merchants Bank Co., Ltd. H Shares	411,000	2,883,149
DiDi Global, Inc. ADR[b]	553,125	2,710,312
Hong Kong Exchanges & Clearing, Ltd.	49,600	2,667,814
China Life Insurance Co., Ltd. H Shares	1,099,000	2,651,849
China Overseas Property Holdings, Ltd.	3,640,000	2,548,932
KE Holdings, Inc. ADR	132,301	2,347,020
Meituan Class Bb,c,d	144,500	2,324,433
Trip.com Group, Ltd. ADR	38,264	2,243,801
Horizon Robotics[b]	2,650,800	2,202,869
Yum China Holdings, Inc.	45,215	2,021,563
Full Truck Alliance Co., Ltd. ADR	111,405	1,315,693
China International Capital Corp., Ltd. H Shares[c,d]	546,400	1,238,844
Midea Group Co., Ltd. A Shares	1,300	13,117
Total China/Hong Kong		77,288,485

India: 22.0%
HDFC Bank, Ltd. ADR	66,035	5,062,903
Shriram Finance, Ltd.	612,932	5,054,304
ICICI Bank, Ltd. ADR	142,616	4,797,602
Bharti Airtel, Ltd.	174,516	4,091,365
Mahindra & Mahindra, Ltd.	103,237	3,831,872
Max Financial Services, Ltd.[b]	185,059	3,552,919
TVS Motor Co., Ltd.	91,576	3,116,157
Axis Bank, Ltd.	202,648	2,834,247
Bajaj Finance, Ltd.	255,580	2,791,280
Eicher Motors, Ltd.	40,092	2,645,033
Bandhan Bank, Ltd.[c,d]	1,177,428	2,604,267
Reliance Industries, Ltd.	148,779	2,604,111
Marico, Ltd.	271,116	2,283,912
Infosys, Ltd. ADR	121,287	2,247,448
State Bank of India	230,604	2,205,895
Eternal, Ltd.[b]	637,354	1,962,922
Kotak Mahindra Bank, Ltd.	47,571	1,200,171
Tata Consumer Products, Ltd.	93,230	1,194,985
Dixon Technologies India, Ltd.[d]	5,670	991,124
Lupin, Ltd.	9,450	213,713
Total India		55,286,230

Taiwan: 14.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	714,187	26,117,357
Alchip Technologies, Ltd.	23,000	2,438,736
Elite Material Co., Ltd.	78,000	2,358,616
CTBC Financial Holding Co., Ltd.	1,563,000	2,339,235
Delta Electronics, Inc.	98,000	1,386,793
Hon Hai Precision Industry Co., Ltd.	214,000	1,180,710
MediaTek, Inc.	27,000	1,156,914

	Shares	Value
Realtek Semiconductor Corp.	6,000	$116,526
Total Taiwan		37,094,887

South Korea: 12.6%
Samsung Electronics Co., Ltd.	170,322	7,531,915
Hana Financial Group, Inc.	88,333	5,626,637
Macquarie Korea Infrastructure Fund	524,286	4,457,184
SK Hynix, Inc.	19,913	4,290,885
KB Financial Group, Inc.	44,543	3,660,378
SK Telecom Co., Ltd.	54,035	2,273,444
LG Chem, Ltd.	14,124	2,205,889
Coupang, Inc.[b]	50,008	1,498,240
NAVER Corp.	1,545	300,016
Total South Korea		31,844,588

Brazil: 4.2%
Itau Unibanco Holding SA ADR	740,998	5,031,376
MercadoLibre, Inc.[b]	1,104	2,885,448
Rumo SA	385,700	1,315,459
B3 SA - Brasil Bolsa Balcao	475,400	1,275,760
Total Brazil		10,508,043

South Africa: 2.3%
Naspers, Ltd. N Shares	9,527	2,972,554
Shoprite Holdings, Ltd.	167,789	2,624,820
Capitec Bank Holdings, Ltd.	955	190,948
Total South Africa		5,788,322

Mexico: 2.1%
Grupo Financiero Banorte SAB de CV Class O	314,400	2,873,825
Fomento Economico Mexicano SAB de CV ADR	23,454	2,415,293
Total Mexico		5,289,118

Philippines: 1.4%
Bank of the Philippine Islands	1,497,886	3,456,865
Total Philippines		3,456,865

Singapore: 1.1%
Singapore Telecommunications, Ltd.	887,335	2,675,128
Total Singapore		2,675,128

Indonesia: 1.0%
PT Bank Rakyat Indonesia Persero Tbk	10,402,972	2,398,513
PT Bank Central Asia Tbk	276,000	147,535
Total Indonesia		2,546,048

Thailand: 0.9%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	3,155,200	2,019,155
CP ALL Public Co., Ltd.	111,600	151,158
Total Thailand		2,170,313

Vietnam: 0.0%
Military Commercial Joint Stock Bank	123,345	121,862
Total Vietnam		121,862
1  MATTHEWS ASIA FUNDS

Matthews Emerging Markets Equity FundJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Russia: 0.0%
Sberbank of Russia PJSC[e]	128,308	$1,641
Total Russia		1,641

Total Investments: 93.0%		234,071,530
(Cost $191,193,417)
CASH AND OTHER ASSETS, LESS LIABILITIES: 7.0%		17,517,235
Net Assets: 100.0%		$251,588,765

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $6,167,544, which is 2.45% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $1,641 and 0.00% of net assets.
ADR	American Depositary Receipt
PJSC	Public Joint Stock Co.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  2

Matthews Emerging Markets Sustainable Future FundJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.7%
	Shares	Value
China/Hong Kong: 31.2%
Meituan Class Bb,c,d	727,400	$11,700,987
Legend Biotech Corp. ADR[c]	289,575	10,277,017
JD Health International, Inc.[b,c,d]	1,821,550	10,032,784
Alibaba Group Holding, Ltd.	428,600	6,067,240
Full Truck Alliance Co., Ltd. ADR	485,480	5,733,519
Contemporary Amperex Technology Co., Ltd. A Shares	114,300	4,033,424
Zhihu, Inc. ADR[c]	736,962	2,933,109
Medlive Technology Co., Ltd.[b,d]	1,465,000	2,745,234
Silergy Corp.	176,000	2,143,897
Kanzhun, Ltd. ADR[c]	119,236	2,127,170
Hong Kong Exchanges & Clearing, Ltd.	33,200	1,785,714
BYD Co., Ltd. H Shares	114,000	1,774,984
Lam Research Corp.	17,970	1,749,200
Centre Testing International Group Co., Ltd. A Shares	830,200	1,355,528
Flat Glass Group Co., Ltd. H Shares	914,000	1,029,291
Total China/Hong Kong		65,489,098

India: 23.7%
Bandhan Bank, Ltd.[b,d]	7,374,621	16,311,385
Indus Towers, Ltd.[c]	1,378,937	6,763,327
Swiggy, Ltd.[c]	1,213,344	5,665,162
Shriram Finance, Ltd.	514,499	4,242,615
Phoenix Mills, Ltd.	206,428	3,760,807
Inox Wind, Ltd.[c]	1,769,754	3,620,119
Mahindra & Mahindra, Ltd.	94,944	3,524,059
NTPC Green Energy, Ltd.[c]	2,118,521	2,580,802
HDFC Asset Management Co., Ltd.[b,d]	25,990	1,574,099
UNO Minda, Ltd.	64,612	831,772
Marico, Ltd.	95,015	800,417
Total India		49,674,564

Taiwan: 15.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	283,000	10,349,127
Elite Material Co., Ltd.	161,000	4,868,425
Poya International Co., Ltd.	221,948	3,815,096
M31 Technology Corp.	204,006	3,662,567
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,181	2,758,875
Airtac International Group	85,000	2,530,712
Andes Technology Corp.[c]	250,000	2,525,601
AURAS Technology Co., Ltd.	106,000	2,338,697
Total Taiwan		32,849,100

Brazil: 6.0%
YDUQS Participacoes SA	1,901,700	5,771,849
B3 SA - Brasil Bolsa Balcao	1,417,500	3,803,933
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	84,300	1,848,422
NU Holdings, Ltd. Class Ac	83,750	1,149,050
Total Brazil		12,573,254

South Korea: 4.9%
Eugene Technology Co., Ltd.	135,653	3,920,099
HD Hyundai Electric Co., Ltd.	9,952	3,730,876
SK Square Co., Ltd.[c]	18,245	2,452,292

	Shares	Value
Samsung SDI Co., Ltd.	1,565	$199,820
Total South Korea		10,303,087

Poland: 2.6%
InPost SAc	261,146	4,345,916
Jeronimo Martins SGPS SA	40,933	1,036,337
Total Poland		5,382,253

Turkey: 2.1%
Akbank TAS	1,325,575	2,271,680
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	950,840	2,221,010
Total Turkey		4,492,690

Romania: 2.0%
Banca Transilvania SA	572,207	4,121,260
Total Romania		4,121,260

South Africa: 1.8%
Nedbank Group, Ltd.	283,205	3,888,045
Total South Africa		3,888,045

Greece: 1.8%
Piraeus Financial Holdings SA	539,766	3,739,381
Total Greece		3,739,381

United States: 1.6%
Micron Technology, Inc.	27,313	3,366,327
Total United States		3,366,327

Vietnam: 1.3%
Nam Long Investment Corp.	1,810,239	2,711,659
Total Vietnam		2,711,659

Jordan: 1.3%
Hikma Pharmaceuticals PLC	96,719	2,639,368
Total Jordan		2,639,368

Indonesia: 1.2%
PT Bank Rakyat Indonesia Persero Tbk	10,671,800	2,460,494
Total Indonesia		2,460,494

Philippines: 0.9%
Security Bank Corp.	1,637,900	1,997,581
Total Philippines		1,997,581

Kazakhstan: 0.9%
Kaspi.KZ JSC ADR	21,766	1,847,716
Total Kazakhstan		1,847,716

Bangladesh: 0.5%
BRAC Bank PLC	1,767,798	729,419
GrameenPhone, Ltd.	150,471	371,814
Total Bangladesh		1,101,233
3  MATTHEWS ASIA FUNDS

Matthews Emerging Markets Sustainable Future FundJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Chile: 0.2%
Aguas Andinas SA Class A	1,180,939	$430,988
Total Chile		430,988

Saudi Arabia: 0.1%
Saudi Tadawul Group Holding Co.	4,012	188,771
Total Saudi Arabia		188,771

TOTAL COMMON EQUITIES		209,256,869
(Cost $180,255,628)
PREFERRED EQUITIES: 0.8%
South Korea: 0.8%
Samsung SDI Co., Ltd., Pfd.	24,048	1,812,146
Total South Korea		1,812,146

TOTAL PREFERRED EQUITIES		1,812,146
(Cost $3,916,793)

Total Investments: 100.5%		211,069,015
(Cost $184,172,421)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.5%)		(1,112,849)
Net Assets: 100.0%		$209,956,166

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $42,364,489, which is 20.18% of net assets.

c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  4

Matthews Emerging Markets Small Companies FundJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 100.9%
	Shares	Value
India: 26.0%
Bandhan Bank, Ltd.[b,c]	18,408,907	$40,717,315
Cartrade Tech, Ltd.[d]	607,578	12,051,827
Radico Khaitan, Ltd.	366,851	11,196,653
Phoenix Mills, Ltd.	525,852	9,580,230
Shriram Finance, Ltd.	1,145,955	9,449,669
Inox Wind, Ltd.[d]	4,138,010	8,464,503
Finolex Cables, Ltd.	567,440	6,481,312
Rainbow Children’s Medicare, Ltd.	349,968	6,374,144
Action Construction Equipment, Ltd.	445,422	6,333,691
Senco Gold, Ltd.	1,247,034	4,990,217
Zinka Logistics Solutions, Ltd.[d]	921,829	4,692,244
GE Vernova T&D India, Ltd.	158,092	4,357,544
Bharti Hexacom, Ltd.	187,197	4,257,110
UNO Minda, Ltd.	326,305	4,200,635
Total India		133,147,094

China/Hong Kong: 18.9%
Legend Biotech Corp. ADR[d]	717,147	25,451,547
Full Truck Alliance Co., Ltd. ADR	940,665	11,109,254
Zhihu, Inc. ADR[d]	2,119,066	8,433,883
Medlive Technology Co., Ltd.[b,c]	3,936,500	7,376,529
Proya Cosmetics Co., Ltd. A Shares	570,356	6,600,336
Silergy Corp.	447,000	5,445,012
Tongcheng Travel Holdings, Ltd.[c]	1,787,600	4,470,680
Centre Testing International Group Co., Ltd. A Shares	2,579,938	4,212,454
Xtep International Holdings, Ltd.	5,592,000	4,020,226
Kingsoft Corp., Ltd.	628,800	3,286,451
Kanzhun, Ltd. ADR[d]	173,092	3,087,961
Yuexiu Property Co., Ltd.	5,006,000	2,750,057
Ever Sunshine Services Group, Ltd.[c]	9,768,000	2,536,712
Flat Glass Group Co., Ltd. H Shares	2,247,000	2,530,435
Beijing Capital International Airport Co., Ltd. H Shares[d]	6,534,000	2,467,878
Hongfa Technology Co., Ltd. A Shares	617,540	1,926,513
Central China Securities Co., Ltd. H Shares[c]	5,935,000	1,387,872
Total China/Hong Kong		97,093,800

Taiwan: 15.2%
Elite Material Co., Ltd.	372,000	11,248,784
Poya International Co., Ltd.	586,891	10,088,153
Gold Circuit Electronics, Ltd.	976,000	9,865,341
M31 Technology Corp.	526,057	9,444,424
Andes Technology Corp.[d]	814,000	8,223,357
AURAS Technology Co., Ltd.	347,000	7,655,925
Wiwynn Corp.	78,000	6,773,125
Airtac International Group	191,431	5,699,490
ASPEED Technology, Inc.	33,000	5,366,596
Fortune Electric Co., Ltd.	165,000	3,179,527
Yageo Corp.	15,533	257,753
Total Taiwan		77,802,475

South Korea: 11.5%
Hugel, Inc.[d]	91,188	26,124,300
Eugene Technology Co., Ltd.	303,579	8,772,822
HD Hyundai Co., Ltd.	82,304	7,886,268
BGF Retail Co., Ltd.	71,854	6,435,519
C&C International Co., Ltd.	222,588	5,505,769
SNT Holdings Co., Ltd.	49,987	2,146,105

	Shares	Value
SNT Dynamics Co., Ltd.	55,536	$2,120,763
Total South Korea		58,991,546

Brazil: 8.8%
YDUQS Participacoes SA	4,583,600	13,911,683
Grupo SBF SA	5,739,500	12,888,020
Vivara Participacoes SA	2,003,300	9,966,538
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	10,854,600	8,351,075
Total Brazil		45,117,316

South Africa: 3.6%
We Buy Cars Holdings, Ltd.	3,819,062	12,921,659
Old Mutual, Ltd.	8,338,726	5,685,147
Total South Africa		18,606,806

Vietnam: 3.6%
Mobile World Investment Corp.	2,353,714	5,907,655
Military Commercial Joint Stock Bank	5,271,647	5,208,270
FPT Corp.	1,121,256	5,072,870
Nam Long Investment Corp.	1,427,132	2,137,781
Total Vietnam		18,326,576

Philippines: 2.1%
GT Capital Holdings, Inc.	729,750	7,438,116
Security Bank Corp.	2,814,450	3,432,500
Total Philippines		10,870,616

Poland: 1.9%
InPost SAd	577,337	9,607,875
Total Poland		9,607,875

Georgia: 1.5%
TBC Bank Group PLC	123,329	7,857,664
Total Georgia		7,857,664

Greece: 1.5%
Piraeus Financial Holdings SA	1,082,401	7,498,638
Total Greece		7,498,638

Mexico: 1.4%
Gentera SAB de CV	3,449,400	7,369,578
Total Mexico		7,369,578

Indonesia: 1.4%
PT Mitra Adiperkasa Tbk	64,098,000	4,655,307
PT GoTo Gojek Tokopedia Tbk[d]	624,075,300	2,229,537
Total Indonesia		6,884,844

Turkey: 1.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2,397,293	5,599,693
Total Turkey		5,599,693

Chile: 0.9%
Parque Arauco SA	1,979,463	4,175,119
5  MATTHEWS ASIA FUNDS

Matthews Emerging Markets Small Companies FundJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Lundin Mining Corp.	49,400	$519,484
Total Chile		4,694,603

Panama: 0.8%
Banco Latinoamericano de Comercio Exterior SA E Shares	106,621	4,296,826
Total Panama		4,296,826

Bangladesh: 0.6%
BRAC Bank PLC	7,808,479	3,221,891
Total Bangladesh		3,221,891

Saudi Arabia: 0.1%
Saudi Tadawul Group Holding Co.	10,185	479,221
Total Saudi Arabia		479,221

Russia: 0.0%
Moscow Exchange MICEX-RTS PJSC[e]	2,101,250	26,870
Total Russia		26,870

Total Investments: 100.9%		517,493,932
(Cost $441,044,658)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.9%)		(4,804,448)
Net Assets: 100.0%		$512,689,484

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $48,093,844, which is 9.38% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $26,870 and 0.01% of net assets.
ADR	American Depositary Receipt
PJSC	Public Joint Stock Co.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  6

Matthews Asia Growth FundJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.9%
	Shares	Value
Japan: 29.3%
Sony Group Corp.	234,400	$6,094,476
Hitachi, Ltd.	203,900	5,926,222
Mitsubishi UFJ Financial Group, Inc.	344,600	4,698,136
Tokyo Electron, Ltd.	20,700	3,964,246
ITOCHU Corp.	72,100	3,775,518
Shin-Etsu Chemical Co., Ltd.	100,300	3,312,105
ORIX Corp.	145,200	3,276,682
Recruit Holdings Co., Ltd.	52,900	3,110,871
T&D Holdings, Inc.	119,000	2,612,063
Keyence Corp.	6,500	2,598,884
Fast Retailing Co., Ltd.	7,100	2,434,335
Terumo Corp.	131,500	2,413,272
Daiichi Sankyo Co., Ltd.	101,800	2,358,513
Fujitsu, Ltd.	89,100	2,161,511
Mitsubishi Electric Corp.	98,100	2,110,030
Asics Corp.	76,400	1,948,229
Toyota Motor Corp.	97,800	1,684,409
Sumitomo Mitsui Financial Group, Inc.	62,600	1,576,328
Mitsubishi Heavy Industries, Ltd.	60,200	1,506,468
Renesas Electronics Corp.	91,500	1,131,986
Asahi Group Holdings, Ltd.	77,300	1,033,280
Nidec Corp.	51,500	1,000,805
Sanrio Co., Ltd.	11,000	531,912
Total Japan		61,260,281

China/Hong Kong: 28.2%
Tencent Holdings, Ltd.	137,900	8,885,671
Alibaba Group Holding, Ltd.	278,400	3,941,016
PDD Holdings, Inc. ADR[b]	35,365	3,701,301
BYD Co., Ltd. H Shares	229,500	3,573,323
Trip.com Group, Ltd. ADR	60,806	3,565,664
Tencent Music Entertainment Group ADR	164,572	3,207,508
NAURA Technology Group Co., Ltd. A Shares	48,693	3,010,428
DiDi Global, Inc. ADR[b]	581,504	2,849,370
Xiaomi Corp. Class Bb,c,d	324,600	2,498,685
Innovent Biologics, Inc.[b,c,d]	245,500	2,461,058
Hong Kong Exchanges & Clearing, Ltd.	44,100	2,371,988
Contemporary Amperex Technology Co., Ltd. A Shares	66,600	2,350,184
WuXi AppTec Co., Ltd. H Shares[c,d]	202,800	2,040,245
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	371,900	1,740,299
Ping An Insurance Group Co. of China, Ltd. H Shares	258,500	1,650,088
KE Holdings, Inc. A Shares	270,100	1,611,935
Full Truck Alliance Co., Ltd. ADR	133,644	1,578,336
Kanzhun, Ltd. ADR[b]	87,588	1,562,570
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	47,900	1,504,889
Kingdee International Software Group Co., Ltd.[b]	730,000	1,442,832
Meituan Class Bb,c,d	87,000	1,399,486
Giant Biogene Holding Co., Ltd.[c,d]	149,600	1,103,956
Futu Holdings, Ltd. ADR	4,994	617,208
Zhejiang Sanhua Intelligent Controls Co., Ltd.[b]	118,100	378,374
Total China/Hong Kong		59,046,414

India: 15.9%
Eternal, Ltd.[b]	2,013,709	6,201,819

	Shares	Value
MakeMyTrip, Ltd.[b]	41,123	$4,030,876
HDFC Bank, Ltd.	136,627	3,189,621
ICICI Bank, Ltd.	170,976	2,889,450
Bharti Airtel, Ltd.	113,139	2,652,439
HDFC Asset Management Co., Ltd.[c,d]	37,142	2,249,527
Bajaj Finance, Ltd.	197,870	2,161,008
Delhivery, Ltd.[b]	468,664	2,092,972
Shriram Finance, Ltd.	250,034	2,061,807
Reliance Industries, Ltd.	117,399	2,054,861
Mahindra & Mahindra, Ltd.	44,222	1,641,398
ABB India, Ltd.	15,556	1,103,437
Hindustan Unilever, Ltd.	36,704	982,369
Total India		33,311,584

Taiwan: 9.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	407,000	14,883,727
MediaTek, Inc.	49,000	2,099,585
Delta Electronics, Inc.	142,000	2,009,435
Lotes Co., Ltd.	24,000	1,111,286
Total Taiwan		20,104,033

South Korea: 8.1%
Samsung Electronics Co., Ltd.	101,197	4,475,095
SK Hynix, Inc.	13,635	2,938,092
Coupang, Inc.[b]	88,904	2,663,564
Hanwha Aerospace Co., Ltd.	2,456	1,541,207
Samsung C&T Corp.	12,030	1,433,772
Hyundai Motor Co.	9,533	1,431,451
NAVER Corp.	6,505	1,263,173
Samsung Biologics Co., Ltd.[b,c,d]	1,468	1,077,244
Total South Korea		16,823,598

Singapore: 4.8%
Sea, Ltd. ADR[b]	49,879	7,977,647
DBS Group Holdings, Ltd.	59,300	2,093,414
Total Singapore		10,071,061

Australia: 2.7%
Macquarie Group, Ltd.	22,928	3,448,501
ANZ Group Holdings, Ltd.	111,857	2,145,058
Total Australia		5,593,559

Indonesia: 0.8%
PT Bank Central Asia Tbk	2,944,800	1,574,136
Total Indonesia		1,574,136

Vietnam: 0.5%
FPT Corp.	228,700	1,034,702
Total Vietnam		1,034,702

TOTAL COMMON EQUITIES		208,819,368
(Cost $180,297,455)
7  MATTHEWS ASIA FUNDS

Matthews Asia Growth FundJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
RIGHTS: 0.0%
	Shares	Value
South Korea: 0.0%
Hanwha Aerospace Co., Ltd. Rights, Expires 07/07/25[b]	178	$21,450
Total South Korea		21,450

TOTAL RIGHTS		21,450
(Cost $0)

Total Investments: 99.9%		208,840,818
(Cost $180,297,455)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		305,510
Net Assets: 100.0%		$209,146,328

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $12,830,201, which is 6.13% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  8

Matthews Pacific Tiger FundJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.6%
	Shares	Value
China/Hong Kong: 33.8%
Tencent Holdings, Ltd.	663,000	$42,720,812
Alibaba Group Holding, Ltd.	1,935,600	27,400,256
China Merchants Bank Co., Ltd. H Shares	2,818,500	19,771,671
Hong Kong Exchanges & Clearing, Ltd.	288,400	15,512,047
AIA Group, Ltd.	1,570,000	14,221,757
Ping An Insurance Group Co. of China, Ltd. H Shares	1,741,000	11,113,359
New China Life Insurance Co., Ltd. H Shares	1,948,400	10,668,968
BYD Co., Ltd. H Shares	613,500	9,552,215
Midea Group Co., Ltd. A Shares	770,400	7,773,474
China Merchants Bank Co., Ltd. A Shares	1,147,247	7,368,104
DiDi Global, Inc. ADR[b]	1,484,586	7,274,471
Zhejiang Sanhua Intelligent Controls Co., Ltd. A Shares	1,968,300	7,262,211
Kweichow Moutai Co., Ltd. A Shares	34,400	6,778,428
Hongfa Technology Co., Ltd. A Shares	2,064,020	6,432,520
Trip.com Group, Ltd.	108,200	6,336,683
PDD Holdings, Inc. ADR[b]	60,331	6,314,243
GF Securities Co., Ltd. H Shares	3,611,000	6,082,794
Meituan Class Bb,c,d	373,300	6,004,919
WuXi AppTec Co., Ltd. H Shares[c,d]	536,500	5,397,393
China Resources Land, Ltd.	1,513,000	5,151,443
KE Holdings, Inc. A Shares	519,300	3,099,140
Aier Eye Hospital Group Co., Ltd. A Shares	1,026,781	1,791,158
JD.com, Inc. Class A	105,600	1,724,692
Longfor Group Holdings, Ltd.[c,d]	1,453,000	1,721,769
Techtronic Industries Co., Ltd.	112,500	1,241,323
Total China/Hong Kong		238,715,850

Taiwan: 21.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,381,000	87,071,632
Delta Electronics, Inc.	803,000	11,363,214
Quanta Computer, Inc.	804,000	7,562,725
ASMedia Technology, Inc.	113,000	7,394,785
MediaTek, Inc.	163,000	6,984,332
Cathay Financial Holding Co., Ltd.	3,153,000	6,786,970
Elite Material Co., Ltd.	192,000	5,805,824
Accton Technology Corp.	216,000	5,398,652
Alchip Technologies, Ltd.	46,000	4,877,471
Wiwynn Corp.	48,000	4,168,077
Hon Hai Precision Industry Co., Ltd.	668,000	3,685,581
E Ink Holdings, Inc.	379,000	2,868,590
Total Taiwan		153,967,853

India: 17.6%
Bharti Airtel, Ltd.	763,387	17,896,898
Eternal, Ltd.[b]	5,768,519	17,765,879
ICICI Bank, Ltd.	844,392	14,270,008
HDFC Bank, Ltd.	589,811	13,769,411
Cummins India, Ltd.	272,786	10,818,854
Mahindra & Mahindra, Ltd.	252,822	9,384,054
Infosys, Ltd.	465,183	8,690,864
Sun Pharmaceutical Industries, Ltd.	392,187	7,666,510
Godrej Consumer Products, Ltd.	516,658	7,100,176
Cholamandalam Investment and Finance Co., Ltd.	296,094	5,625,424
HDFC Asset Management Co., Ltd.[c,d]	58,073	3,517,225
Dixon Technologies India, Ltd.[d]	19,160	3,349,195

	Shares	Value
Max Healthcare Institute, Ltd.	153,408	$2,282,516
MakeMyTrip, Ltd.[b]	22,134	2,169,575
Total India		124,306,589

South Korea: 13.7%
KB Financial Group, Inc.	263,688	21,668,898
Samsung Electronics Co., Ltd.	472,084	20,876,320
SK Hynix, Inc.	87,209	18,791,936
NAVER Corp.	39,181	7,608,362
Samsung Biologics Co., Ltd.[b,c,d]	9,152	6,715,899
Classys, Inc.	105,799	4,904,079
Samsung C&T Corp.	40,690	4,849,557
HD Hyundai Heavy Industries Co., Ltd.	13,750	4,339,982
Hyundai Motor Co.	17,903	2,688,269
HD Hyundai Electric Co., Ltd.	5,913	2,216,707
Krafton, Inc.[b]	7,699	2,067,100
Total South Korea		96,727,109

Singapore: 5.8%
Sea, Ltd. ADR[b]	109,848	17,569,089
DBS Group Holdings, Ltd.	446,200	15,751,789
Grab Holdings, Ltd. Class Ab	1,510,412	7,597,372
Total Singapore		40,918,250

Indonesia: 1.7%
PT Bank Central Asia Tbk	22,148,200	11,839,269
Total Indonesia		11,839,269

Malaysia: 1.5%
CIMB Group Holdings BHD	3,946,400	6,364,975
Telekom Malaysia BHD	2,756,200	4,290,446
Total Malaysia		10,655,421

Philippines: 1.0%
Bank of the Philippine Islands	3,239,820	7,476,950
Total Philippines		7,476,950

Vietnam: 1.0%
Asia Commercial Bank JSC	4,638,985	3,782,612
FPT Corp.	735,148	3,326,011
Total Vietnam		7,108,623

Thailand: 0.7%
Central Pattana Public Co., Ltd.	3,740,600	5,320,156
Total Thailand		5,320,156

Total Investments: 98.6%		697,036,070
(Cost $606,438,014)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.4%		10,060,738
Net Assets: 100.0%		$707,096,808

9  MATTHEWS ASIA FUNDS

Matthews Pacific Tiger FundJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $23,357,205, which is 3.30% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  10

Matthews Asia Innovators FundJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.8%
	Shares	Value
China/Hong Kong: 39.7%
Tencent Holdings, Ltd.	267,500	$17,236,527
Alibaba Group Holding, Ltd.	609,000	8,620,973
PDD Holdings, Inc. ADR[b]	79,079	8,276,408
Xiaomi Corp. Class Bb,c,d	760,000	5,850,280
BYD Co., Ltd. H Shares	360,500	5,612,997
NAURA Technology Group Co., Ltd. A Shares	88,799	5,489,968
Trip.com Group, Ltd. ADR	91,621	5,372,655
DiDi Global, Inc. ADR[b]	1,061,430	5,201,007
Tencent Music Entertainment Group ADR	245,051	4,776,044
WuXi AppTec Co., Ltd. H Shares[c,d]	413,400	4,158,960
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	127,700	4,011,991
Innovent Biologics, Inc.[b,c,d]	389,000	3,899,599
Contemporary Amperex Technology Co., Ltd. A Shares	110,100	3,885,215
Kuaishou Technology[b,c,d]	447,400	3,631,810
Kingdee International Software Group Co., Ltd.[b]	1,725,000	3,409,431
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	661,903	3,097,364
Kanzhun, Ltd. ADR[b]	167,119	2,981,403
Meituan Class Bb,c,d	183,600	2,953,397
Full Truck Alliance Co., Ltd. ADR	226,539	2,675,426
KE Holdings, Inc. A Shares	441,900	2,637,223
Giant Biogene Holding Co., Ltd.[c,d]	354,800	2,618,206
Advanced Micro-Fabrication Equipment, Inc. China A Shares	87,948	2,241,997
Futu Holdings, Ltd. ADR	14,504	1,792,549
Ping An Insurance Group Co. of China, Ltd. H Shares	260,500	1,662,855
Zhejiang Sanhua Intelligent Controls Co., Ltd.[b]	462,600	1,482,097
Total China/Hong Kong		113,576,382

India: 19.6%
Eternal, Ltd.[b]	4,308,636	13,269,733
MakeMyTrip, Ltd.[b]	95,030	9,314,840
Reliance Industries, Ltd.	294,066	5,147,102
Bharti Airtel, Ltd.	212,285	4,976,824
Delhivery, Ltd.[b]	1,028,717	4,594,071
ICICI Bank, Ltd.	231,839	3,918,019
Mahindra & Mahindra, Ltd.	83,662	3,105,302
Bajaj Finance, Ltd.	277,680	3,032,642
HDFC Asset Management Co., Ltd.[c,d]	47,609	2,883,467
Sun Pharmaceutical Industries, Ltd.	114,095	2,230,340
HDFC Bank, Ltd.	92,429	2,157,798
Cholamandalam Investment and Finance Co., Ltd.	82,747	1,572,092
Total India		56,202,230

Taiwan: 17.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	845,000	30,901,104
MediaTek, Inc.	87,000	3,727,834
Alchip Technologies, Ltd.	31,000	3,286,991
Delta Electronics, Inc.	224,000	3,169,813
Chroma ATE, Inc.	199,000	3,013,032
ASPEED Technology, Inc.	18,000	2,927,234
Accton Technology Corp.	61,000	1,524,620
Lotes Co., Ltd.	28,000	1,296,500
Total Taiwan		49,847,128

	Shares	Value

South Korea: 13.9%
Samsung Electronics Co., Ltd.	224,085	$9,909,402
SK Hynix, Inc.	30,210	6,509,700
Kakao Corp.	109,779	4,869,606
Coupang, Inc.[b]	138,629	4,153,325
Hanwha Aerospace Co., Ltd.	6,096	3,825,406
Samsung C&T Corp.	27,929	3,328,663
Hyundai Motor Co.	19,196	2,882,422
Samsung Biologics Co., Ltd.[b,c,d]	3,795	2,784,838
NAVER Corp.	7,726	1,500,273
Total South Korea		39,763,635

Singapore: 7.5%
Sea, Ltd. ADR[b]	99,193	15,864,928
Grab Holdings, Ltd. Class Ab	1,095,297	5,509,344
Total Singapore		21,374,272

Vietnam: 0.7%
FPT Corp.	429,855	1,944,782
Total Vietnam		1,944,782

TOTAL COMMON EQUITIES		282,708,429
(Cost $234,339,165)
RIGHTS: 0.0%
South Korea: 0.0%
Hanwha Aerospace Co., Ltd. Rights, Expires 07/07/25[b]	372	44,905
Total South Korea		44,905

TOTAL RIGHTS		44,905
(Cost $0)

Total Investments: 98.8%		282,753,334
(Cost $234,339,165)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		3,458,042
Net Assets: 100.0%		$286,211,376

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $28,780,557, which is 10.06% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
11  MATTHEWS ASIA FUNDS

Matthews China FundJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.4%
	Shares	Value
Consumer Discretionary: 28.3%
Broadline Retail: 15.6%
Alibaba Group Holding, Ltd.	2,040,500	$28,885,215
JD.com, Inc. Class A	966,763	15,789,476
PDD Holdings, Inc. ADR[b]	136,057	14,239,726
		58,914,417
Hotels, Restaurants & Leisure: 6.8%
Meituan Class Bb,c,d	779,880	12,545,182
Galaxy Entertainment Group, Ltd.	1,407,000	6,271,842
Luckin Coffee, Inc. ADR[b]	91,562	3,412,516
Trip.com Group, Ltd. ADR	56,889	3,335,971
		25,565,511
Household Durables: 3.7%
Midea Group Co., Ltd. A Shares	559,852	5,649,007
Man Wah Holdings, Ltd.	9,535,600	5,247,818
Hisense Home Appliances Group Co., Ltd. H Shares	1,186,000	3,239,872
		14,136,697
Automobiles: 2.2%
BYD Co., Ltd. H Shares	543,000	8,454,528
Total Consumer Discretionary		107,071,153

Financials: 26.2%
Banks: 9.2%
China Construction Bank Corp. H Shares	16,761,000	16,961,239
China Merchants Bank Co., Ltd. A Shares	1,392,723	8,944,654
China Merchants Bank Co., Ltd. H Shares	1,269,000	8,901,987
		34,807,880
Insurance: 9.1%
Ping An Insurance Group Co. of China, Ltd. H Shares	2,116,000	13,507,103
New China Life Insurance Co., Ltd. H Shares	2,157,200	11,812,307
China Life Insurance Co., Ltd. H Shares	3,725,000	8,988,298
		34,307,708
Capital Markets: 6.8%
China International Capital Corp., Ltd. H Shares[c,d]	3,850,800	8,730,859
China Merchants Securities Co., Ltd. H Shares[c,d]	3,633,800	6,595,878
East Money Information Co., Ltd. A Shares	1,568,720	5,074,060
Hong Kong Exchanges & Clearing, Ltd.	75,000	4,033,993
Hithink RoyalFlush Information Network Co., Ltd. A Shares	32,600	1,244,348
		25,679,138
Consumer Finance: 1.1%
Qifu Technology, Inc. ADR	94,307	4,089,151
Total Financials		98,883,877

Communication Services: 15.3%
Interactive Media & Services: 12.6%
Tencent Holdings, Ltd.	601,300	38,745,134
Kuaishou Technology[b,c,d]	719,400	5,839,794

	Shares	Value
Baidu, Inc. Class Ab	269,400	$2,887,142
		47,472,070
Entertainment: 2.4%
NetEase, Inc.	142,800	3,848,370
Kingsoft Corp., Ltd.	552,400	2,887,143
Tencent Music Entertainment Group ADR	124,519	2,426,875
		9,162,388
Media: 0.3%
Focus Media Information Technology Co., Ltd. A Shares	1,256,887	1,282,437
Total Communication Services		57,916,895

Industrials: 8.8%
Electrical Equipment: 3.5%
Contemporary Amperex Technology Co., Ltd. A Shares	188,560	6,653,915
Hongfa Technology Co., Ltd. A Shares	1,241,716	3,873,729
Sungrow Power Supply Co., Ltd. A Shares	297,603	2,819,151
		13,346,795
Ground Transportation: 2.8%
DiDi Global, Inc. ADR[b]	2,184,620	10,704,638
Machinery: 1.3%
Neway Valve Suzhou Co., Ltd. A Shares	691,697	3,013,208
Yutong Bus Co., Ltd. A Shares	511,300	1,776,310
		4,789,518
Air Freight & Logistics: 1.2%
JD Logistics, Inc.[b,c,d]	2,727,700	4,585,736
Total Industrials		33,426,687

Information Technology: 6.7%
Semiconductors & Semiconductor Equipment: 2.9%
OmniVision Integrated Circuits Group, Inc. A Shares	445,200	7,948,819
Cambricon Technologies Corp., Ltd. A Shares[b]	28,038	2,357,865
NAURA Technology Group Co., Ltd. A Shares	11,113	687,058
		10,993,742
Communications Equipment: 1.8%
Suzhou TFC Optical Communication Co., Ltd. A Shares	377,916	4,241,671
BYD Electronic International Co., Ltd.	649,000	2,641,582
		6,883,253
Electronic Equipment, Instruments & Components: 1.0%
Foxconn Industrial Internet Co., Ltd. A Shares	1,006,175	3,020,200
Luxshare Precision Industry Co., Ltd. A Shares	147,106	713,492
		3,733,692
Technology Hardware, Storage & Peripherals: 1.0%
Lenovo Group, Ltd.	2,982,000	3,602,832
Total Information Technology		25,213,519
matthewsasia.com | 800.789.ASIA  12

Matthews China FundJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Real Estate: 4.0%
Real Estate Management & Development: 4.0%
CIFI Holdings Group Co., Ltd.[b]	104,961,520	$3,355,394
KE Holdings, Inc. ADR	176,686	3,134,410
China Overseas Property Holdings, Ltd.	3,870,000	2,709,991
Longfor Group Holdings, Ltd.[c,d]	1,948,000	2,308,331
Yuexiu Property Co., Ltd.	3,079,000	1,691,455
Times China Holdings, Ltd.[b]	42,755,000	1,052,286
China Overseas Grand Oceans Group, Ltd.	3,122,000	709,821
Total Real Estate		14,961,688

Consumer Staples: 3.4%
Beverages: 3.1%
Wuliangye Yibin Co., Ltd. A Shares	495,379	8,232,346
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	141,822	3,497,349
		11,729,695
Food Products: 0.3%
Guangdong Haid Group Co., Ltd. A Shares	150,800	1,234,346
Total Consumer Staples		12,964,041

Health Care: 2.4%
Biotechnology: 1.4%
Innovent Biologics, Inc.[b,c,d]	527,000	5,283,005
Pharmaceuticals: 0.5%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. A Shares	457,210	1,998,706
Health Care Providers & Services: 0.5%
Aier Eye Hospital Group Co., Ltd. A Shares	972,806	1,697,002
Total Health Care		8,978,713

Materials: 2.2%
Metals & Mining: 1.5%
CMOC Group, Ltd. H Shares	4,581,000	4,675,250

	Shares	Value
MMG, Ltd.[b]	2,353,600	$1,153,042
		5,828,292
Chemicals: 0.7%
Wanhua Chemical Group Co., Ltd. A Shares	334,211	2,534,633
Total Materials		8,362,925

Energy: 2.1%
Oil, Gas & Consumable Fuels: 1.7%
PetroChina Co., Ltd. H Shares	7,284,000	6,277,184
Energy Equipment & Services: 0.4%
China Oilfield Services, Ltd. H Shares	2,108,000	1,731,786
Total Energy		8,008,970

Total Investments: 99.4%		375,788,468
(Cost $377,576,224)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		2,405,997
Net Assets: 100.0%		$378,194,465

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $45,888,785, which is 12.13% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
13  MATTHEWS ASIA FUNDS

Matthews China Small Companies FundJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 94.6%
	Shares	Value
Consumer Discretionary: 22.7%
Hotels, Restaurants & Leisure: 11.2%
Atour Lifestyle Holdings, Ltd. ADR	73,006	$2,373,425
DPC Dash, Ltd.[b]	165,600	2,169,992
Tongcheng Travel Holdings, Ltd.[c]	771,200	1,928,724
Chagee Holdings, Ltd. ADR[b]	18,961	495,072
		6,967,213
Automobile Components: 5.9%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	369,803	1,728,736
Minth Group, Ltd.	470,000	1,345,215
CALB Group Co., Ltd.[b,c,d]	290,900	633,685
		3,707,636
Textiles, Apparel & Luxury Goods: 2.9%
Crystal International Group, Ltd.[c,d]	1,328,500	791,902
Xtep International Holdings, Ltd.	954,000	685,854
Samsonite Group SAc,d	186,300	347,055
		1,824,811
Household Durables: 2.7%
Hisense Home Appliances Group Co., Ltd. H Shares	383,000	1,046,265
Jason Furniture Hangzhou Co., Ltd. A Shares	171,200	610,688
		1,656,953
Total Consumer Discretionary		14,156,613

Industrials: 17.7%
Electrical Equipment: 7.9%
Hongfa Technology Co., Ltd. A Shares	797,520	2,487,989
Shenzhen Megmeet Electrical Co., Ltd. A Shares	209,900	1,472,426
Xuji Electric Co., Ltd. A Shares	325,400	989,603
		4,950,018
Ground Transportation: 3.2%
Full Truck Alliance Co., Ltd. ADR	168,458	1,989,489
Marine Transportation: 2.3%
SITC International Holdings Co., Ltd.	450,500	1,443,331
Commercial Services & Supplies: 1.7%
China Everbright Environment Group, Ltd.	2,107,000	1,026,306
Machinery: 1.5%
Yangzijiang Shipbuilding Holdings, Ltd.	519,600	906,754
Construction & Engineering: 0.6%
Sinopec Engineering Group Co., Ltd. H Shares	524,000	399,669
Professional Services: 0.5%
Centre Testing International Group Co., Ltd. A Shares	191,300	312,349
Total Industrials		11,027,916

Information Technology: 15.5%
Electronic Equipment, Instruments & Components: 7.9%
Xiamen Faratronic Co., Ltd. A Shares	85,200	1,299,106
Kingboard Laminates Holdings, Ltd.	845,500	1,032,919

	Shares	Value
Wasion Holdings, Ltd.	944,000	$1,005,585
Elite Material Co., Ltd.	31,000	937,399
FIT Hon Teng, Ltd.[b,c,d]	2,037,000	613,170
		4,888,179
Software: 3.3%
Kingdee International Software Group Co., Ltd.[b]	469,000	926,970
ZWSOFT Co., Ltd. Guangzhou A Shares	67,824	610,441
Tuya, Inc. ADR	236,209	545,643
		2,083,054
Semiconductors & Semiconductor Equipment: 3.3%
ACM Research, Inc. Class Ab	79,245	2,052,445
IT Services: 1.0%
SUNeVision Holdings, Ltd.	645,000	622,519
Total Information Technology		9,646,197

Communication Services: 11.5%
Entertainment: 6.3%
NetEase Cloud Music, Inc.[b,c,d]	105,400	3,249,102
Maoyan Entertainment[c,d]	681,600	635,019
		3,884,121
Interactive Media & Services: 5.2%
Kanzhun, Ltd. ADR[b]	86,287	1,539,360
Meitu, Inc.[c,d]	1,176,000	1,357,373
Kuaishou Technology[b,c,d]	44,100	357,986
		3,254,719
Total Communication Services		7,138,840

Health Care: 7.9%
Biotechnology: 2.9%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[b]	27,700	1,154,586
Legend Biotech Corp. ADR[b]	18,449	654,755
		1,809,341
Health Care Equipment & Supplies: 2.2%
AK Medical Holdings, Ltd.[c,d]	780,000	596,729
Microport Scientific Corp.[b]	353,800	396,247
Shanghai Conant Optical Co., Ltd. H Shares	75,000	357,454
		1,350,430
Pharmaceuticals: 2.0%
HUTCHMED China, Ltd.[b]	416,500	1,252,445
Health Care Technology: 0.8%
Medlive Technology Co., Ltd.[c,d]	267,500	501,263
Total Health Care		4,913,479

Real Estate: 6.6%
Real Estate Management & Development: 6.6%
China Overseas Property Holdings, Ltd.	1,795,000	1,256,960
Yuexiu Property Co., Ltd.	2,026,000	1,112,987
Greentown China Holdings, Ltd.	792,500	959,296
Midea Real Estate Holding, Ltd.[c,d]	1,535,800	775,006
Total Real Estate		4,104,249
matthewsasia.com | 800.789.ASIA  14

Matthews China Small Companies FundJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Materials: 4.2%
Chemicals: 3.4%
Sunresin New Materials Co., Ltd. A Shares	189,800	$1,333,800
Dongyue Group, Ltd.	379,000	506,521
Anhui Jinhe Industrial Co., Ltd. A Shares	89,100	293,460
		2,133,781
Metals & Mining: 0.8%
MMG, Ltd.[b]	983,200	481,675
Total Materials		2,615,456

Consumer Staples: 3.8%
Personal Care Products: 1.6%
Giant Biogene Holding Co., Ltd.[c,d]	79,000	582,971
Eternal Beauty Holdings, Ltd.[b]	1,688,000	438,668
		1,021,639
Beverages: 1.3%
Beijing Yanjing Brewery Co., Ltd. A Shares	428,100	773,588
Consumer Staples Distribution & Retail: 0.9%
Yifeng Pharmacy Chain Co., Ltd. A Shares	159,600	546,024
Total Consumer Staples		2,341,251

Energy: 3.2%
Energy Equipment & Services: 3.2%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	406,600	1,988,760
Total Energy		1,988,760

	Shares	Value

Utilities: 1.5%
Gas Utilities: 1.5%
ENN Natural Gas Co., Ltd. A Shares	364,842	$963,313
Total Utilities		963,313

Total Investments: 94.6%		58,896,074
(Cost $52,829,777)
CASH AND OTHER ASSETS, LESS LIABILITIES: 5.4%		3,385,785
Net Assets: 100.0%		$62,281,859

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $10,441,261, which is 16.76% of net assets.

ADR	American Depositary Receipt
See accompanying notes to financial statements.
15  MATTHEWS ASIA FUNDS

Matthews India FundJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 102.0%
	Shares	Value
Financials: 37.8%
Banks: 20.8%
HDFC Bank, Ltd.	2,846,532	$66,453,606
ICICI Bank, Ltd.	2,937,304	49,639,683
Kotak Mahindra Bank, Ltd.	628,695	15,861,382
Axis Bank, Ltd.	1,082,348	15,137,784
State Bank of India	820,965	7,853,127
Federal Bank, Ltd.	2,628,597	6,534,113
IndusInd Bank, Ltd.	211,246	2,148,376
		163,628,071
Consumer Finance: 11.9%
Shriram Finance, Ltd.	4,544,311	37,472,881
Bajaj Finance, Ltd.	2,979,630	32,541,596
Cholamandalam Investment and Finance Co., Ltd.	1,260,666	23,951,112
		93,965,589
Insurance: 3.5%
Max Financial Services, Ltd.[b]	702,566	13,488,455
ICICI Lombard General Insurance Co., Ltd.[c,d]	372,328	8,858,216
PB Fintech, Ltd.[b]	234,868	4,992,502
		27,339,173
Capital Markets: 1.5%
360 ONE WAM, Ltd.	568,265	7,917,596
Nippon Life India Asset Management, Ltd.[c,d]	432,810	4,039,446
		11,957,042
Financial Services: 0.1%
HDB Financial Services, Ltd.[b]	135,140	1,166,087
Total Financials		298,055,962

Consumer Discretionary: 19.8%
Hotels, Restaurants & Leisure: 10.3%
Eternal, Ltd.[b]	13,566,171	41,781,079
Swiggy, Ltd.[b]	7,134,830	33,312,869
Le Travenues Technology, Ltd.[b,d]	3,134,620	6,431,104
		81,525,052
Automobiles: 7.0%
Mahindra & Mahindra, Ltd.	672,974	24,978,935
TVS Motor Co., Ltd.	361,438	12,299,046
Maruti Suzuki India, Ltd.	57,620	8,334,825
Eicher Motors, Ltd.	89,862	5,928,562
Hyundai Motor India, Ltd.[b]	125,208	3,240,721
		54,782,089
Household Durables: 1.0%
Crompton Greaves Consumer Electricals, Ltd.	1,957,648	8,109,392
Textiles, Apparel & Luxury Goods: 1.0%
Titan Co., Ltd.	178,418	7,678,751
Specialty Retail: 0.5%
Cartrade Tech, Ltd.[b]	200,944	3,985,895
Total Consumer Discretionary		156,081,179

	Shares	Value

Consumer Staples: 9.8%
Personal Care Products: 4.2%
Hindustan Unilever, Ltd.	610,232	$16,332,639
Colgate-Palmolive India, Ltd.	234,056	6,571,151
Honasa Consumer, Ltd.[b]	1,746,005	6,321,699
Godrej Consumer Products, Ltd.	303,932	4,176,788
		33,402,277
Food Products: 4.0%
Marico, Ltd.	2,201,689	18,547,275
Tata Consumer Products, Ltd.	572,831	7,342,319
Britannia Industries, Ltd.	77,519	5,288,891
		31,178,485
Tobacco: 1.1%
ITC, Ltd.	1,827,212	8,873,778
Beverages: 0.5%
Varun Beverages, Ltd.	702,680	3,749,537
Total Consumer Staples		77,204,077

Information Technology: 8.7%
IT Services: 7.5%
Infosys, Ltd.	1,533,831	28,656,069
Tata Consultancy Services, Ltd.	315,141	12,725,546
HCL Technologies, Ltd.	296,777	5,983,611
Coforge, Ltd.	260,229	5,840,568
Persistent Systems, Ltd.	81,121	5,717,790
		58,923,584
Electronic Equipment, Instruments & Components: 1.0%
Avalon Technologies, Ltd.[b,c,d]	640,606	6,308,307
PG Electroplast, Ltd.	170,030	1,498,492
		7,806,799
Software: 0.2%
Zaggle Prepaid Ocean Services, Ltd.[b]	377,071	1,817,609
Total Information Technology		68,547,992

Industrials: 8.4%
Electrical Equipment: 2.1%
Bharat Heavy Electricals, Ltd.	1,828,138	5,679,276
ABB India, Ltd.	55,361	3,926,933
TD Power Systems, Ltd.	645,538	3,761,487
Elecon Engineering Co., Ltd.	409,634	3,128,536
		16,496,232
Machinery: 1.6%
Cummins India, Ltd.	143,491	5,690,938
Ashok Leyland, Ltd.	1,241,489	3,634,093
Thermax, Ltd.	83,458	3,328,328
		12,653,359
Passenger Airlines: 1.5%
InterGlobe Aviation, Ltd.[b,c,d]	174,749	12,187,706
Professional Services: 0.9%
Latent View Analytics, Ltd.[b]	1,465,120	7,031,036
matthewsasia.com | 800.789.ASIA  16

Matthews India FundJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Air Freight & Logistics: 0.6%
Delhivery, Ltd.[b]	1,138,788	$5,085,629
Transportation Infrastructure: 0.6%
Gujarat Pipavav Port, Ltd.	2,486,984	4,686,242
Construction & Engineering: 0.6%
Techno Electric & Engineering Co., Ltd.	179,157	3,344,408
Praj Industries, Ltd.	173,055	1,027,299
		4,371,707
Ground Transportation: 0.5%
Container Corp. of India, Ltd.	418,219	3,705,426
Total Industrials		66,217,337

Health Care: 6.3%
Pharmaceuticals: 4.2%
Neuland Laboratories, Ltd.	133,382	18,658,942
Sun Pharmaceutical Industries, Ltd.	295,653	5,779,454
Zydus Lifesciences, Ltd.	411,978	4,758,536
Lupin, Ltd.	119,499	2,702,485
Dr. Reddy’s Laboratories, Ltd.	52,194	781,937
		32,681,354
Health Care Providers & Services: 1.1%
Metropolis Healthcare, Ltd.[b,c,d]	344,104	6,850,614
Yatharth Hospital & Trauma Care Services, Ltd.[b,d]	226,789	1,416,036
		8,266,650
Life Sciences Tools & Services: 0.5%
Divi’s Laboratories, Ltd.	52,759	4,191,637
Health Care Equipment & Supplies: 0.5%
Poly Medicure, Ltd.	157,973	4,096,815
Total Health Care		49,236,456

Energy: 4.7%
Oil, Gas & Consumable Fuels: 4.7%
Reliance Industries, Ltd.	2,130,431	37,289,402
Total Energy		37,289,402

	Shares	Value

Communication Services: 4.2%
Wireless Telecommunication Services: 4.2%
Bharti Airtel, Ltd.	1,411,904	$33,100,776
Total Communication Services		33,100,776

Materials: 1.6%
Construction Materials: 1.6%
UltraTech Cement, Ltd.	90,144	12,714,828
Total Materials		12,714,828

Real Estate: 0.7%
Real Estate Management & Development: 0.7%
Godrej Properties, Ltd.[b]	198,390	5,424,719
Total Real Estate		5,424,719

Total Investments: 102.0%		803,872,728
(Cost $655,172,600)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (2.0%)		(15,725,212)
Net Assets: 100.0%		$788,147,516

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At June 30,
2025, the aggregate value is $38,244,289, which is 4.85% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
See accompanying notes to financial statements.
17  MATTHEWS ASIA FUNDS

Matthews Japan FundJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.2%
	Shares	Value
Industrials: 24.1%
Industrial Conglomerates: 7.4%
Hitachi, Ltd.	1,019,700	$29,636,922
Hikari Tsushin, Inc.	45,700	13,493,675
Sekisui Chemical Co., Ltd.	391,100	7,083,088
		50,213,685
Trading Companies & Distributors: 5.6%
ITOCHU Corp.	378,700	19,830,633
Marubeni Corp.	896,700	18,075,900
		37,906,533
Construction & Engineering: 2.9%
Kajima Corp.	438,500	11,436,832
Kinden Corp.	296,100	8,698,969
		20,135,801
Professional Services: 2.6%
Recruit Holdings Co., Ltd.	301,200	17,712,560
Electrical Equipment: 2.4%
Mitsubishi Electric Corp.	398,100	8,562,723
Nidec Corp.	419,100	8,144,412
		16,707,135
Machinery: 1.8%
Mitsubishi Heavy Industries, Ltd.	284,100	7,109,429
Toyota Industries Corp.	47,500	5,360,979
		12,470,408
Commercial Services & Supplies: 1.4%
TOPPAN Holdings, Inc.	343,000	9,318,290
Total Industrials		164,464,412

Consumer Discretionary: 17.8%
Household Durables: 5.8%
Sony Group Corp.	1,509,500	39,247,492
Specialty Retail: 3.4%
Fast Retailing Co., Ltd.	46,300	15,874,609
Sanrio Co., Ltd.	155,600	7,524,136
		23,398,745
Broadline Retail: 3.1%
Ryohin Keikaku Co., Ltd.	284,300	13,634,673
Isetan Mitsukoshi Holdings, Ltd.	515,900	7,855,296
		21,489,969
Textiles, Apparel & Luxury Goods: 2.5%
Asics Corp.	667,500	17,021,505
Automobile Components: 1.6%
Sumitomo Electric Industries, Ltd.	499,300	10,706,695
Automobiles: 1.4%
Toyota Motor Corp.	548,600	9,448,533
Total Consumer Discretionary		121,312,939

	Shares	Value

Information Technology: 16.3%
IT Services: 6.1%
NEC Corp.	760,900	$22,199,298
Fujitsu, Ltd.	516,400	12,527,545
SCSK Corp.	225,300	6,787,768
		41,514,611
Semiconductors & Semiconductor Equipment: 5.8%
Tokyo Electron, Ltd.	145,800	27,922,080
Renesas Electronics Corp.	938,000	11,604,403
		39,526,483
Electronic Equipment, Instruments & Components: 3.8%
Keyence Corp.	33,900	13,554,179
Japan Aviation Electronics Industry, Ltd.	376,300	6,688,734
Anritsu Corp.	417,300	5,394,917
		25,637,830
Software: 0.6%
Digital Arts, Inc.	84,000	4,414,661
Total Information Technology		111,093,585

Financials: 14.7%
Insurance: 6.3%
Tokio Marine Holdings, Inc.	736,000	31,192,457
T&D Holdings, Inc.	519,800	11,409,667
		42,602,124
Banks: 5.6%
Mitsubishi UFJ Financial Group, Inc.	2,237,800	30,509,253
Rakuten Bank, Ltd.[b]	169,600	7,774,959
		38,284,212
Financial Services: 2.3%
ORIX Corp.	693,600	15,652,247
Consumer Finance: 0.5%
Credit Saison Co., Ltd.	133,200	3,593,758
Total Financials		100,132,341

Consumer Staples: 7.9%
Food Products: 3.1%
Ajinomoto Co., Inc.	782,200	21,215,743
Beverages: 1.9%
Asahi Group Holdings, Ltd.	986,100	13,181,336
Personal Care Products: 1.8%
Kao Corp.	273,800	12,267,775
Consumer Staples Distribution & Retail: 1.1%
Seven & i Holdings Co., Ltd.	450,500	7,250,946
Total Consumer Staples		53,915,800

Health Care: 5.3%
Pharmaceuticals: 3.2%
Daiichi Sankyo Co., Ltd.	517,200	11,982,545
Sawai Group Holdings Co., Ltd.	773,400	9,837,660
		21,820,205
matthewsasia.com | 800.789.ASIA  18

Matthews Japan FundJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Health Care Equipment & Supplies: 2.1%
Terumo Corp.	775,500	$14,231,883
Total Health Care		36,052,088

Materials: 5.0%
Chemicals: 5.0%
Shin-Etsu Chemical Co., Ltd.	640,000	21,134,068
Nippon Paint Holdings Co., Ltd.	1,619,300	13,022,840
Total Materials		34,156,908

Communication Services: 4.2%
Entertainment: 3.7%
Capcom Co., Ltd.	385,900	13,179,062
Nintendo Co., Ltd.	123,300	11,840,479
		25,019,541
Diversified Telecommunication Services: 0.5%
Internet Initiative Japan, Inc.	190,700	3,765,136
Total Communication Services		28,784,677

	Shares	Value

Real Estate: 2.9%
Real Estate Management & Development: 2.9%
Mitsui Fudosan Co., Ltd.	2,052,400	$19,869,451
Total Real Estate		19,869,451

Total Investments: 98.2%		669,782,201
(Cost $526,925,841)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.8%		12,539,340
Net Assets: 100.0%		$682,321,541

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
See accompanying notes to financial statements.
19  MATTHEWS ASIA FUNDS

Matthews Asia Dividend FundJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.9%
	Shares	Value
China/Hong Kong: 29.4%
Tencent Holdings, Ltd.	454,300	$29,273,099
AIA Group, Ltd.	1,264,600	11,455,308
Midea Group Co., Ltd. A Shares	913,641	9,209,474
Alibaba Group Holding, Ltd.	640,300	9,064,055
Yuexiu Transport Infrastructure, Ltd.	18,020,000	8,499,207
Wuliangye Yibin Co., Ltd. A Shares	489,700	8,137,971
Yum China Holdings, Inc.	168,320	7,525,587
Hong Kong Exchanges & Clearing, Ltd.	124,300	6,685,671
China Construction Bank Corp. H Shares	6,498,000	6,575,630
HKT Trust & HKT, Ltd.	4,283,000	6,403,393
Industrial & Commercial Bank of China, Ltd. H Shares	7,743,000	6,148,374
BYD Co., Ltd. H Shares	381,000	5,932,183
Hongkong Land Holdings, Ltd.	1,017,700	5,872,129
Ping An Insurance Group Co. of China, Ltd. H Shares	911,000	5,815,204
PetroChina Co., Ltd. H Shares	6,570,000	5,661,875
NARI Technology Co., Ltd. A Shares	1,806,568	5,658,848
Swire Pacific, Ltd. Class A	650,000	5,571,870
China Merchants Bank Co., Ltd. H Shares	791,000	5,548,835
Link REIT	1,018,600	5,456,124
JD.com, Inc. Class A	330,033	5,390,202
China Overseas Property Holdings, Ltd.	7,150,000	5,006,831
Total China/Hong Kong		164,891,870

Japan: 27.4%
NEC Corp.	434,600	12,679,478
ITOCHU Corp.	215,100	11,263,716
Hikari Tsushin, Inc.	36,800	10,865,804
Ajinomoto Co., Inc.	375,500	10,184,750
Marubeni Corp.	497,000	10,018,649
Tokio Marine Holdings, Inc.	234,500	9,938,357
Sony Group Corp.	379,600	9,869,724
Shin-Etsu Chemical Co., Ltd.	293,100	9,678,743
Mitsubishi UFJ Financial Group, Inc.	660,700	9,007,714
ORIX Corp.	397,700	8,974,768
Asahi Group Holdings, Ltd.	625,600	8,362,482
Mitsui Fudosan Co., Ltd.	820,600	7,944,295
Kajima Corp.	265,900	6,935,128
Tokyo Electron, Ltd.	35,000	6,702,831
Nidec Corp.	305,400	5,934,869
Terumo Corp.	304,200	5,582,642
Toyota Motor Corp.	300,700	5,178,954
Sawai Group Holdings Co., Ltd.	332,400	4,228,133
Total Japan		153,351,037

Taiwan: 11.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	1,426,469	52,165,050
CTBC Financial Holding Co., Ltd.	4,612,000	6,902,464
Delta Electronics, Inc.	248,000	3,509,436
E Ink Holdings, Inc.	318,000	2,406,891
Total Taiwan		64,983,841

South Korea: 11.6%
Hana Financial Group, Inc.	281,426	17,926,279

	Shares	Value
Samsung Electronics Co., Ltd.	304,147	$13,449,873
Korea Investment Holdings Co., Ltd.	79,034	8,155,791
LEENO Industrial, Inc.	183,948	6,916,638
KT&G Corp.	65,174	6,151,547
SK Telecom Co., Ltd.	144,792	6,091,913
Macquarie Korea Infrastructure Fund	714,182	6,071,573
Total South Korea		64,763,614

India: 6.4%
HDFC Bank, Ltd.	435,341	10,163,237
Power Grid Corp. of India, Ltd.	2,408,629	8,418,518
Bharti Airtel, Ltd.	297,394	6,972,126
Tata Consultancy Services, Ltd.	136,569	5,514,722
Hindustan Unilever, Ltd.	177,692	4,755,862
Total India		35,824,465

Australia: 6.4%
Commonwealth Bank of Australia	90,067	10,961,899
Telstra Group, Ltd.	3,246,022	10,350,338
ANZ Group Holdings, Ltd.	455,973	8,744,097
CSL, Ltd.	34,678	5,477,759
Total Australia		35,534,093

Singapore: 3.2%
Singapore Telecommunications, Ltd.	2,211,700	6,667,808
DBS Group Holdings, Ltd.	162,800	5,747,179
United Overseas Bank, Ltd.	200,400	5,672,065
Total Singapore		18,087,052

Indonesia: 1.0%
PT Bank Rakyat Indonesia Persero Tbk	24,395,584	5,624,655
Total Indonesia		5,624,655

Thailand: 0.9%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	8,030,800	5,139,272
Total Thailand		5,139,272

Total Investments: 97.9%		548,199,899
(Cost $471,253,574)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.1%		11,945,015
Net Assets: 100.0%		$560,144,914

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  20

Matthews China Dividend FundJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 94.8%
	Shares	Value
Consumer Discretionary: 19.9%
Broadline Retail: 10.3%
Alibaba Group Holding, Ltd.	544,500	$7,707,914
PDD Holdings, Inc. ADR[b]	15,403	1,612,078
		9,319,992
Household Durables: 4.8%
Haier Smart Home Co., Ltd. D Shares	923,761	1,986,664
Oppein Home Group, Inc. A Shares	196,400	1,549,540
Beijing Roborock Technology Co., Ltd. A Shares	35,872	785,216
		4,321,420
Hotels, Restaurants & Leisure: 2.5%
Yum China Holdings, Inc.	29,031	1,297,976
Trip.com Group, Ltd.	15,800	925,320
		2,223,296
Automobile Components: 1.3%
Minth Group, Ltd.	422,000	1,207,831
Textiles, Apparel & Luxury Goods: 1.0%
Bosideng International Holdings, Ltd.	1,600,000	948,270
Total Consumer Discretionary		18,020,809

Financials: 17.8%
Banks: 11.6%
China Merchants Bank Co., Ltd. H Shares	559,500	3,924,872
China Construction Bank Corp. H Shares	3,767,000	3,812,003
Industrial & Commercial Bank of China, Ltd. H Shares	3,500,000	2,779,195
		10,516,070
Insurance: 5.0%
Ping An Insurance Group Co. of China, Ltd. H Shares	699,500	4,465,132
Capital Markets: 1.2%
GF Securities Co., Ltd. H Shares	636,600	1,072,364
Total Financials		16,053,566

Communication Services: 16.0%
Interactive Media & Services: 16.0%
Tencent Holdings, Ltd.	160,500	10,341,916
Kuaishou Technology[b,c,d]	220,400	1,789,117
Meitu, Inc.[c,d]	1,104,000	1,274,268
Kanzhun, Ltd. ADR[b]	59,127	1,054,826
Total Communication Services		14,460,127

Industrials: 14.0%
Transportation Infrastructure: 3.5%
Anhui Expressway Co., Ltd. H Shares	1,990,000	3,194,160
Commercial Services & Supplies: 2.9%
China Everbright Environment Group, Ltd.	5,302,000	2,582,569
Machinery: 2.2%
Techtronic Industries Co., Ltd.	89,500	987,541
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	95,700	963,502
		1,951,043

	Shares	Value
Electrical Equipment: 2.1%
Contemporary Amperex Technology Co., Ltd. A Shares	53,640	$1,892,851
Trading Companies & Distributors: 2.0%
BOC Aviation, Ltd.[c,d]	223,300	1,851,485
Ground Transportation: 1.3%
Full Truck Alliance Co., Ltd. ADR	97,727	1,154,156
Total Industrials		12,626,264

Consumer Staples: 7.5%
Food Products: 4.1%
WH Group, Ltd.[c,d]	2,013,500	1,940,595
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	441,100	1,719,084
		3,659,679
Beverages: 2.5%
Beijing Yanjing Brewery Co., Ltd. A Shares	1,240,400	2,241,436
Personal Care Products: 0.9%
Mao Geping Cosmetics Co., Ltd.	60,500	837,347
Total Consumer Staples		6,738,462

Energy: 5.9%
Oil, Gas & Consumable Fuels: 5.9%
China Suntien Green Energy Corp., Ltd. H Shares	4,995,000	2,809,704
PetroChina Co., Ltd. H Shares	2,894,000	2,493,983
Total Energy		5,303,687

Health Care: 5.6%
Health Care Equipment & Supplies: 3.2%
AK Medical Holdings, Ltd.[c,d]	2,526,000	1,932,486
Shanghai Conant Optical Co., Ltd. H Shares	204,500	974,657
		2,907,143
Pharmaceuticals: 2.4%
CSPC Pharmaceutical Group, Ltd.	2,194,000	2,158,153
Total Health Care		5,065,296

Information Technology: 4.6%
Electronic Equipment, Instruments & Components: 1.4%
Wasion Holdings, Ltd.	1,192,000	1,269,764
IT Services: 1.2%
SUNeVision Holdings, Ltd.	1,094,000	1,055,869
Software: 1.0%
Shanghai Baosight Software Co., Ltd. B Shares	695,629	942,867
Semiconductors & Semiconductor Equipment: 1.0%
MediaTek, Inc.	21,000	899,822
Total Information Technology		4,168,322

Materials: 2.2%
Construction Materials: 2.2%
China Jushi Co., Ltd. A Shares	1,273,907	2,028,425
Total Materials		2,028,425
21  MATTHEWS ASIA FUNDS

Matthews China Dividend FundJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Real Estate: 1.3%
Real Estate Management & Development: 1.3%
Greentown China Holdings, Ltd.	967,500	$1,171,128
Total Real Estate		1,171,128

Total Investments: 94.8%		85,636,086
(Cost $73,142,495)
CASH AND OTHER ASSETS, LESS LIABILITIES: 5.2%		4,735,511
Net Assets: 100.0%		$90,371,597

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $8,787,951, which is 9.72% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  22

Statements of Assets and Liabilities (unaudited)June 30, 2025

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$234,071,530	$211,069,015	$517,493,932
Cash	10,605,539	976,511	—
Segregated foreign currency at value (B)	448	13,433	3,666
Foreign currency at value (B)	8,621,438	242,402	134,012
Dividends and interest receivable	656,137	223,150	851,747
Receivable for securities sold	—	481,936	4,658,039
Receivable for capital shares sold	558	54,835	483,547
Other receivable	29,937	37,281	132,296
Prepaid expenses	26,124	24,066	46,140
TOTAL ASSETS	254,011,711	213,122,629	523,803,379
LIABILITIES:
Cash overdraft	—	—	1,487,119
Payable for securities purchased	51	632,181	1,436,611
Payable for capital shares redeemed	563,892	54,266	329,561
Deferred foreign capital gains tax liability (Note 2-E)	1,488,119	2,219,418	7,084,547
Due to Advisor (Note 4)	115,360	98,522	284,655
Administration and accounting fees payable (Note 4)	4,741	3,817	9,470
Administration and shareholder servicing fees payable (Note 4)	43,170	35,100	87,314
Custodian fees payable	149	13,107	65,352
Foreign capital gains tax payable (Note 2-E)	—	5,056	14,925
Intermediary service fees payable (Note 4)	31,182	36,018	183,694
Professional fees payable	28,107	19,010	27,895
Printing fees payables	—	14,277	23,464
Transfer agent fees payable	—	714	6,532
Accrued other expenses payable	148,175	34,977	72,756
TOTAL LIABILITIES	2,422,946	3,166,463	11,113,895
NET ASSETS	$251,588,765	$209,956,166	$512,689,484
NET ASSETS:
Investor Class	$186,878,065	$23,230,889	$172,560,104
Institutional Class	64,710,700	186,725,277	340,129,380
TOTAL	$251,588,765	$209,956,166	$512,689,484

See accompanying notes to financial statements.
23  MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2025
	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)
Investor Class	12,592,564	1,744,265	6,665,304
Institutional Class	4,364,510	13,997,056	13,143,008
TOTAL	16,957,074	15,741,321	19,808,312
NET ASSET VALUE:
Investor Class, offering price and redemption price	$14.84	$13.32	$25.89
Institutional Class, offering price and redemption price	$14.83	$13.34	$25.88
NET ASSETS CONSISTS OF:
Capital paid-in	$237,183,874	$208,330,992	$561,000,353
Total distributable earnings/(accumulated loss)	14,404,891	1,625,174	(48,310,869)
NET ASSETS	$251,588,765	$209,956,166	$512,689,484
(A) Investments at cost:
Unaffiliated Issuers	$191,193,417	$184,172,421	$441,044,658
(B) Foreign Currency at Cost	$8,626,777	$241,108	$134,007

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  24

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2025
	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$208,840,818	$697,036,070	$282,753,334
Cash	1,529,021	4,539,440	9,498,441
Segregated foreign currency at value (B)	—	21,612	1,550
Foreign currency at value (B)	731,969	7,224,809	3,021,665
Dividends and interest receivable	462,350	1,882,021	508,323
Receivable for securities sold	197,320	—	1,021,645
Receivable for capital shares sold	2,871	136,689	1,392,089
Other receivable	8,289	1,149,534	—
Prepaid expenses	—	26,613	42,863
TOTAL ASSETS	211,772,638	712,016,788	298,239,910
LIABILITIES:
Payable for securities purchased	796,334	—	9,662,224
Payable for capital shares redeemed	298,667	2,306,054	126,041
Deferred foreign capital gains tax liability (Note 2-E)	1,071,399	767,948	1,800,695
Due to Advisor (Note 4)	121,615	350,778	155,024
Administration and accounting fees payable (Note 4)	4,071	13,631	5,022
Administration and shareholder servicing fees payable (Note 4)	35,316	116,162	45,168
Custodian fees payable	9,661	59,374	21,994
Intermediary service fees payable (Note 4)	62,019	230,286	55,129
Professional fees payable	41,347	222,293	38,620
Printing fees payables	128,532	678,235	68,990
Transfer agent fees payable	3,503	9,434	3,773
Accrued other expenses payable	53,846	165,785	45,854
TOTAL LIABILITIES	2,626,310	4,919,980	12,028,534
NET ASSETS	$209,146,328	$707,096,808	$286,211,376
NET ASSETS:
Investor Class	$113,791,113	$428,936,661	$171,780,654
Institutional Class	95,355,215	278,160,147	114,430,722
TOTAL	$209,146,328	$707,096,808	$286,211,376

See accompanying notes to financial statements.
25  MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2025
	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)
Investor Class	4,691,364	21,968,922	11,754,445
Institutional Class	3,877,960	14,243,692	7,698,307
TOTAL	8,569,324	36,212,614	19,452,752
NET ASSET VALUE:
Investor Class, offering price and redemption price	$24.26	$19.52	$14.61
Institutional Class, offering price and redemption price	$24.59	$19.53	$14.86
NET ASSETS CONSISTS OF:
Capital paid-in	$336,179,656	$654,571,864	$590,180,091
Total distributable earnings/(accumulated loss)	(127,033,328)	52,524,944	(303,968,715)
NET ASSETS	$209,146,328	$707,096,808	$286,211,376
(A) Investments at cost:
Unaffiliated Issuers	$180,297,455	$606,438,014	$234,339,165
(B) Foreign Currency at Cost	$728,207	$7,224,171	$3,021,517

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  26

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2025
	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$375,788,468	$58,896,074	$803,872,728
Cash	1,449,250	2,700,506	5,803,753
Segregated foreign currency at value (B)	28,309	3,103	—
Foreign currency at value (B)	509,071	29,962	21,681,455
Dividends and interest receivable	1,284,509	346,344	959,570
Receivable for securities sold	—	125,654	2,383,858
Receivable for capital shares sold	62,357	314,385	233,536
Other receivable	—	—	12,942
Prepaid expenses	15,208	8,574	—
TOTAL ASSETS	379,137,172	62,424,602	834,947,842
LIABILITIES:
Payable for securities purchased	—	—	4,308,687
Payable for capital shares redeemed	236,560	27,568	585,159
Deferred foreign capital gains tax liability (Note 2-E)	—	—	40,748,246
Due to Advisor (Note 4)	220,113	30,369	468,273
Administration and accounting fees payable (Note 4)	7,329	1,218	15,109
Administration and shareholder servicing fees payable (Note 4)	64,517	10,588	134,152
Custodian fees payable	9,353	(23,848)	81,805
Intermediary service fees payable (Note 4)	66,910	15,479	253,101
Professional fees payable	28,991	16,698	44,781
Printing fees payables	107,434	42,985	71,188
Transfer agent fees payable	7,454	1,226	8,420
Accrued other expenses payable	194,046	20,460	81,405
TOTAL LIABILITIES	942,707	142,743	46,800,326
NET ASSETS	$378,194,465	$62,281,859	$788,147,516
NET ASSETS:
Investor Class	$295,524,629	$47,009,916	$618,801,457
Institutional Class	82,669,836	15,271,943	169,346,059
TOTAL	$378,194,465	$62,281,859	$788,147,516

See accompanying notes to financial statements.
27  MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2025
	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)
Investor Class	19,744,588	4,699,340	24,095,471
Institutional Class	5,526,628	1,527,734	6,431,398
TOTAL	25,271,216	6,227,074	30,526,869
NET ASSET VALUE:
Investor Class, offering price and redemption price	$14.97	$10.00	$25.68
Institutional Class, offering price and redemption price	$14.96	$10.00	$26.33
NET ASSETS CONSISTS OF:
Capital paid-in	$792,230,760	$215,555,262	$670,251,840
Total distributable earnings/(accumulated loss)	(414,036,295)	(153,273,403)	117,895,676
NET ASSETS	$378,194,465	$62,281,859	$788,147,516
(A) Investments at cost:
Unaffiliated Issuers	$377,576,224	$52,829,777	$655,172,600
(B) Foreign Currency at Cost	$509,059	$29,928	$21,698,810

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  28

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2025
	Matthews Japan Fund	Matthews Asia Dividend Fund	Matthews China Dividend Fund
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$669,782,201	$548,199,899	$85,636,086
Cash	6,800,123	14,792,698	4,350,886
Segregated foreign currency at value (B)	—	5,781	1,300
Foreign currency at value (B)	1,740,469	1,591,624	211,851
Dividends and interest receivable	885,511	1,535,543	534,489
Receivable for securities sold	7,193,796	—	90,208
Receivable for capital shares sold	86,433	26,225	28,890
Other receivable	—	757,340	—
Prepaid expenses	28,168	9,758	25,696
TOTAL ASSETS	686,516,701	566,918,868	90,879,406
LIABILITIES:
Payable for securities purchased	2,600,022	2,786,661	—
Payable for capital shares redeemed	712,451	799,666	352,682
Deferred foreign capital gains tax liability (Note 2-E)	—	1,855,252	—
Due to Advisor (Note 4)	393,659	307,579	53,085
Administration and accounting fees payable (Note 4)	12,716	10,929	1,773
Administration and shareholder servicing fees payable (Note 4)	116,263	93,248	15,664
Custodian fees payable	10,021	22,434	1,830
Intermediary service fees payable (Note 4)	84,029	120,452	16,304
Professional fees payable	24,819	115,962	16,064
Printing fees payables	203,430	495,358	28,505
Transfer agent fees payable	15,028	6,082	1,369
Accrued other expenses payable	22,722	160,331	20,533
TOTAL LIABILITIES	4,195,160	6,773,954	507,809
NET ASSETS	$682,321,541	$560,144,914	$90,371,597
NET ASSETS:
Investor Class	$264,779,706	$259,961,309	$67,980,416
Institutional Class	417,541,835	300,183,605	22,391,181
TOTAL	$682,321,541	$560,144,914	$90,371,597

See accompanying notes to financial statements.
29  MATTHEWS ASIA FUNDS

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2025
	Matthews Japan Fund	Matthews Asia Dividend Fund	Matthews China Dividend Fund
SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)
Investor Class	11,626,732	16,419,421	5,170,715
Institutional Class	18,272,048	18,979,722	1,700,052
TOTAL	29,898,780	35,399,143	6,870,767
NET ASSET VALUE:
Investor Class, offering price and redemption price	$22.77	$15.83	$13.15
Institutional Class, offering price and redemption price	$22.85	$15.82	$13.17
NET ASSETS CONSISTS OF:
Capital paid-in	$597,533,750	$836,409,120	$159,558,727
Total distributable earnings/(accumulated loss)	84,787,791	(276,264,206)	(69,187,130)
NET ASSETS	$682,321,541	$560,144,914	$90,371,597
(A) Investments at cost:
Unaffiliated Issuers	$526,925,841	$471,253,574	$73,142,495
(B) Foreign Currency at Cost	$1,729,898	$1,584,805	$211,846
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  30

Statements of Operations (unaudited)Six-Month Period Ended June 30, 2025

	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$2,730,736	$1,999,327	$4,468,983
Foreign withholding tax	(258,339)	(184,237)	(327,267)
TOTAL INVESTMENT INCOME	2,472,397	1,815,090	4,141,716
EXPENSES:
Investment advisory fees (Note 4)	539,578	711,747	2,071,469
Administration and accounting fees (Note 4)	6,023	7,951	19,496
Administration and shareholder servicing fees (Note 4)	160,140	210,902	517,138
Accounting out-of-pocket fees	23,668	21,018	24,710
Custodian fees	34,509	81,160	212,063
Printing fees	8,171	13,644	30,393
Intermediary service fees (Note 4)	119,409	119,165	354,428
Professional fees	40,666	42,422	62,046
Registration fees	10,759	30,240	—
Transfer agent fees	2,200	2,639	22,360
Trustees fees	2,515	25,288	65,366
Other expenses	8,262	40,498	95,780
TOTAL EXPENSES	955,900	1,306,674	3,475,249
Advisory fees waived and expenses waived or reimbursed (Note 4)	(168,750)	(121,283)	(424,106)
NET EXPENSES	787,150	1,185,391	3,051,143
NET INVESTMENT INCOME (LOSS)	1,685,247	629,699	1,090,573
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	(3,165,455)	(4,238,313)	5,369,416
Net realized foreign capital gains tax	(8,960)	(334,793)	(1,279,842)
Net realized gain (loss) on foreign currency related transactions	37,412	(82,066)	(259,400)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	23,361,047	24,973,847	45,743,746
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(1,408,226)	897,818	2,954,312
Net change in unrealized appreciation/depreciation on foreign currency related translations	4,207	6,157	31,306
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	18,820,025	21,222,650	52,559,538
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$20,505,272	$21,852,349	$53,650,111
See accompanying notes to financial statements.
31  MATTHEWS ASIA FUNDS

Statements of Operations (unaudited) (continued)Six-Month Period Ended June 30, 2025

	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund	Matthews Asia Innovators Fund
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$2,045,830	$8,617,777	$1,953,590
Interest	—	224	—
Foreign withholding tax	(186,124)	(913,782)	(190,780)
TOTAL INVESTMENT INCOME	1,859,706	7,704,219	1,762,810
EXPENSES:
Investment advisory fees (Note 4)	771,802	2,556,852	893,182
Administration and accounting fees (Note 4)	8,622	28,565	9,978
Administration and shareholder servicing fees (Note 4)	228,692	757,484	264,692
Accounting out-of-pocket fees	24,486	25,394	20,369
Custodian fees	45,844	122,790	64,315
Intermediary service fees (Note 4)	177,747	621,941	212,809
Professional fees	51,347	96,604	47,128
Registration fees	29,300	4,062	234
Transfer agent fees	12,021	32,796	13,682
Trustees fees	30,756	115,075	30,090
Other expenses	33,770	117,597	29,141
TOTAL EXPENSES	1,414,387	4,479,160	1,585,620
Advisory fees waived and expenses waived or reimbursed (Note 5)	(15,906)	—	—
NET EXPENSES	1,398,481	4,479,160	1,585,620
NET INVESTMENT INCOME (LOSS)	461,225	3,225,059	177,190
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	14,051,356	(2,806,031)	11,734,351
Net realized foreign capital gains tax	(243,055)	(127,038)	(687,487)
Net realized gain (loss) on foreign currency related transactions	(69,542)	(589,700)	(136,017)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	2,062,229	68,688,339	19,045,327
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	(100,798)	980,529	469,795
Net change in unrealized appreciation/depreciation on foreign currency related translations	10,953	155,094	36,193
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	15,711,143	66,301,193	30,462,162
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$16,172,368	$69,526,252	$30,639,352
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  32

Statements of Operations (unaudited) (continued)Six-Month Period Ended June 30, 2025

	Matthews China Fund	Matthews China Small Companies Fund	Matthews India Fund
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$5,401,974	$881,708	$4,283,886
Foreign withholding tax	(346,590)	(28,692)	(843,134)
TOTAL INVESTMENT INCOME	5,055,384	853,016	3,440,752
EXPENSES:
Investment advisory fees (Note 4)	1,315,404	267,135	2,724,300
Administration and accounting fees (Note 4)	14,694	2,514	30,432
Administration and shareholder servicing fees (Note 4)	389,835	66,697	807,308
Accounting out-of-pocket fees	22,400	21,989	25,664
Custodian fees	86,398	10,634	97,594
Intermediary service fees (Note 4)	319,691	61,569	752,987
Professional fees	38,418	32,017	100,133
Registration fees	21,859	13,959	79,434
Transfer agent fees	27,960	4,294	32,929
Trustees fees	40,843	7,656	97,060
Other expenses	39,164	7,310	79,777
TOTAL EXPENSES	2,316,666	495,774	4,827,618
Advisory fees waived and expenses waived or reimbursed (Note 4)	—	(64,645)	—
NET EXPENSES	2,316,666	431,129	4,827,618
NET INVESTMENT INCOME (LOSS)	2,738,718	421,887	(1,386,866)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	(7,786,088)	(586,431)	37,568,337
Net realized foreign capital gains tax	—	—	(5,825,979)
Net realized gain (loss) on foreign currency related transactions	(12,463)	(1,396)	(511,487)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	43,476,753	6,206,817	(28,408,772)
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	—	3,643,106
Net change in unrealized appreciation/depreciation on foreign currency related translations	590	(56)	(8,621)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	35,678,792	5,618,934	6,456,584
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$38,417,510	$6,040,821	$5,069,718
See accompanying notes to financial statements.
33  MATTHEWS ASIA FUNDS

Statements of Operations (unaudited) (continued)Six-Month Period Ended June 30, 2025

	Matthews Japan Fund	Matthews Asia Dividend Fund	Matthews China Dividend Fund
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$6,646,396	$9,275,911	$1,898,798
Foreign withholding tax	(649,255)	(757,201)	(92,911)
TOTAL INVESTMENT INCOME	5,997,141	8,518,710	1,805,887
EXPENSES:
Investment advisory fees (Note 4)	2,268,869	2,018,220	316,978
Administration and accounting fees (Note 4)	25,345	22,545	3,541
Administration and shareholder servicing fees (Note 4)	672,362	598,064	93,940
Accounting out-of-pocket fees	20,673	21,596	18,361
Custodian fees	24,505	39,041	9,444
Intermediary service fees (Note 4)	301,821	387,961	80,955
Professional fees	45,711	65,775	31,712
Registration fees	16,976	20,795	—
Transfer agent fees	59,323	19,838	4,925
Trustees fees	73,227	76,827	10,287
Other expenses	65,369	74,628	9,704
TOTAL EXPENSES	3,574,181	3,345,290	579,847
Advisory fees waived and expenses waived or reimbursed (Note 4)	—	—	(1,485)
NET EXPENSES	3,574,181	3,345,290	578,362
NET INVESTMENT INCOME (LOSS)	2,422,960	5,173,420	1,227,525
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	35,778,706	(17,208,546)	3,138,903
Net realized foreign capital gains tax	—	(182,506)	—
Net realized gain (loss) on foreign currency related transactions	203,943	(2,014)	(5,983)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	44,740,115	76,868,933	6,716,647
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	294,233	—
Net change in unrealized appreciation/depreciation on foreign currency related translations	26,185	233,050	183
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	80,748,949	60,003,150	9,849,750
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$83,171,909	$65,176,570	$11,077,275
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  34

Statements of Changes in Net Assets

Matthews Emerging Markets Equity Fund	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$1,685,247	$270,340
Net realized gain (loss) on investments and foreign currency related transactions	(3,137,003)	364,281
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	23,365,254	1,599,844
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(1,408,226)	(66,358)
Net increase (decrease) in net assets resulting from operations	20,505,272	2,168,107
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(89,246)
Institutional Class	—	(146,387)
Net decrease in net assets resulting from distributions	—	(235,633)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	208,743,663	(494,747)
Total increase (decrease) in net assets	229,248,935	1,437,727
NET ASSETS:
Beginning of period	22,339,830	20,902,103
End of period	$251,588,765	$22,339,830

Matthews Emerging Markets Sustainable Future Fund	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$629,699	($8,666 )
Net realized gain (loss) on investments and foreign currency related transactions	(4,655,172)	4,738,965
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	24,980,004	(8,165,682)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	897,818	(1,485,519)
Net increase (decrease) in net assets resulting from operations	21,852,349	(4,920,902)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(796,055)
Institutional Class	—	(5,287,644)
Net decrease in net assets resulting from distributions	—	(6,083,699)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(24,907,383)	14,490,714
Total increase (decrease) in net assets	(3,055,034)	3,486,113
NET ASSETS:
Beginning of period	213,011,200	209,525,087
End of period	$209,956,166	$213,011,200

See accompanying notes to financial statements.
35  MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)
Matthews Emerging Markets Small Companies Fund	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$1,090,573	$371,398
Net realized gain (loss) on investments and foreign currency related transactions	3,830,174	(8,331,432)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	45,775,052	(25,303,748)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	2,954,312	(4,191,604)
Net increase (decrease) in net assets resulting from operations	53,650,111	(37,455,386)
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(8,767,399)
Institutional Class	—	(14,552,333)
Net decrease in net assets resulting from distributions	—	(23,319,732)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(112,937,445)	17,354,289
Total increase (decrease) in net assets	(59,287,334)	(43,420,829)
NET ASSETS:
Beginning of period	571,976,818	615,397,647
End of period	$512,689,484	$571,976,818

Matthews Asia Growth Fund	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$461,225	$2,185,741
Net realized gain (loss) on investments and foreign currency related transactions	13,738,759	54,942,365
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	2,073,182	(24,882,805)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(100,798)	(395,068)
Net increase (decrease) in net assets resulting from operations	16,172,368	31,850,233
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(2,975,102)
Institutional Class	—	(2,678,771)
Net decrease in net assets resulting from distributions	—	(5,653,873)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(43,731,896)	(160,763,219)
Total increase (decrease) in net assets	(27,559,528)	(134,566,859)
NET ASSETS:
Beginning of period	236,705,856	371,272,715
End of period	$209,146,328	$236,705,856

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  36

Statements of Changes in Net Assets (continued)
Matthews Pacific Tiger Fund	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$3,225,059	$10,634,317
Net realized gain (loss) on investments and foreign currency related transactions	(3,522,769)	230,347,666
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	68,843,433	(232,294,906)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	980,529	18,710,062
Net increase (decrease) in net assets resulting from operations	69,526,252	27,397,139
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(39,042,929)
Institutional Class	—	(32,437,594)
Net decrease in net assets resulting from distributions	—	(71,480,523)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(180,101,335)	(1,067,278,407)
Total increase (decrease) in net assets	(110,575,083)	(1,111,361,791)
NET ASSETS:
Beginning of period	817,671,891	1,929,033,682
End of period	$707,096,808	$817,671,891

Matthews Asia Innovators Fund	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$177,190	($380,853 )
Net realized gain (loss) on investments and foreign currency related transactions	10,910,847	52,362,128
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	19,081,520	(2,782,516)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	469,795	(865,649)
Net increase (decrease) in net assets resulting from operations	30,639,352	48,333,110
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	8,698,701	(114,412,593)
Total increase (decrease) in net assets	39,338,053	(66,079,483)
NET ASSETS:
Beginning of period	246,873,323	312,952,806
End of period	$286,211,376	$246,873,323
See accompanying notes to financial statements.
37  MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)

Matthews China Fund	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$2,738,718	$5,939,328
Net realized gain (loss) on investments and foreign currency related transactions	(7,798,551)	(105,597,603)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	43,477,343	161,780,708
Net increase (decrease) in net assets resulting from operations	38,417,510	62,122,433
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(5,352,696)
Institutional Class	—	(1,316,703)
Net decrease in net assets resulting from distributions	—	(6,669,399)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(10,175,686)	(153,959,409)
Total increase (decrease) in net assets	28,241,824	(98,506,375)
NET ASSETS:
Beginning of period	349,952,641	448,459,016
End of period	$378,194,465	$349,952,641

Matthews China Small Companies Fund	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$421,887	$2,203,339
Net realized gain (loss) on investments and foreign currency related transactions	(587,827)	(17,537,737)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	6,206,761	16,586,665
Net increase (decrease) in net assets resulting from operations	6,040,821	1,252,267
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(664,368)
Institutional Class	—	(250,376)
Net decrease in net assets resulting from distributions	—	(914,744)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(8,151,143)	(25,101,476)
Total increase (decrease) in net assets	(2,110,322)	(24,763,953)
NET ASSETS:
Beginning of period	64,392,181	89,156,134
End of period	$62,281,859	$64,392,181

See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  38

Statements of Changes in Net Assets (continued)
Matthews India Fund	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	($1,386,866 )	($3,760,607 )
Net realized gain (loss) on investments and foreign currency related transactions	31,230,871	110,455,312
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(28,417,393)	(8,586,325)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	3,643,106	(16,467,615)
Net increase (decrease) in net assets resulting from operations	5,069,718	81,640,765
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(91,458,366)
Institutional Class	—	(24,853,675)
Net decrease in net assets resulting from distributions	—	(116,312,041)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(77,356,088)	131,979,786
Total increase (decrease) in net assets	(72,286,370)	97,308,510
NET ASSETS:
Beginning of period	860,433,886	763,125,376
End of period	$788,147,516	$860,433,886

Matthews Japan Fund	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$2,422,960	$4,106,754
Net realized gain (loss) on investments and foreign currency related transactions	35,982,649	94,404,145
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	44,766,300	5,826,512
Net increase (decrease) in net assets resulting from operations	83,171,909	104,337,411
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	—	(5,179,986)
Institutional Class	—	(8,526,533)
Net decrease in net assets resulting from distributions	—	(13,706,519)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(39,019,059)	(107,960,210)
Total increase (decrease) in net assets	44,152,850	(17,329,318)
NET ASSETS:
Beginning of period	638,168,691	655,498,009
End of period	$682,321,541	$638,168,691

See accompanying notes to financial statements.
39  MATTHEWS ASIA FUNDS

Statements of Changes in Net Assets (continued)
Matthews Asia Dividend Fund	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$5,173,420	$12,068,323
Net realized gain (loss) on investments and foreign currency related transactions	(17,393,066)	23,116,858
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	77,101,983	6,738,763
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	294,233	269,386
Net increase (decrease) in net assets resulting from operations	65,176,570	42,193,330
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(235,251)	(9,139,456)
Institutional Class	(455,631)	(11,642,680)
Net decrease in net assets resulting from distributions	(690,882)	(20,782,136)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(113,587,651)	(463,837,924)
Total increase (decrease) in net assets	(49,101,963)	(442,426,730)
NET ASSETS:
Beginning of period	609,246,877	1,051,673,607
End of period	$560,144,914	$609,246,877

Matthews China Dividend Fund	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$1,227,525	$2,538,656
Net realized gain (loss) on investments and foreign currency related transactions	3,132,920	(28,253,558)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	6,716,830	37,946,302
Net increase (decrease) in net assets resulting from operations	11,077,275	12,231,400
DISTRIBUTIONS TO SHAREHOLDERS:
Investor Class	(1,413,159)	(2,856,550)
Institutional Class	(474,288)	(1,100,711)
Net decrease in net assets resulting from distributions	(1,887,447)	(3,957,261)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(7,183,244)	(38,591,044)
Total increase (decrease) in net assets	2,006,584	(30,316,905)
NET ASSETS:
Beginning of period	88,365,013	118,681,918
End of period	$90,371,597	$88,365,013
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  40

Financial Highlights
Matthews Emerging Markets Equity Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,				Period Ended Dec. 31, 2020[1]
INVESTOR CLASS		2024	2023	2022	2021
Net Asset Value, beginning of period	$13.06	$11.86	$11.14	$14.34	$15.76	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.15	0.14	0.13	0.20	0.19	0.04
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.63	1.18	0.81	(3.20)	(0.31)	6.08
Total from investment operations	1.78	1.32	0.94	(3.00)	(0.12)	6.12
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.12)	(0.22)	(0.20)	(0.18)	—
Net realized gains on investments	—	—	—	—	(1.12)	(0.36)
Total distributions	—	(0.12)	(0.22)	(0.20)	(1.30)	(0.36)
Net Asset Value, end of period	$14.84	$13.06	$11.86	$11.14	$14.34	$15.76
TOTAL RETURN[3]	13.63% [4]	11.13%	8.43%	(20.94% )	(0.60% )	61.23% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$186,878	$9,791	$9,618	$10,111	$13,317	$9,851
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.31% [5]	2.45%	1.70%	1.58%	1.52%	2.76% [5]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.10% [5]	1.11%	1.12%	1.08%	1.13%	1.08% [5]
Ratio of net investment income (loss) to average net assets	2.23% [5]	1.13%	1.16%	1.46%	1.15%	0.45% [5]
Portfolio turnover[6]	63.21% [4]	215.17%	26.39%	63.08%	88.45%	62.30% [4]

	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,				Period Ended Dec. 31, 2020[1]
INSTITUTIONAL CLASS		2024	2023	2022	2021
Net Asset Value, beginning of period	$13.04	$11.84	$11.13	$14.34	$15.77	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.15	0.17	0.17	0.23	0.22	0.04
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.64	1.18	0.79	(3.21)	(0.31)	6.11
Total from investment operations	1.79	1.35	0.96	(2.98)	(0.09)	6.15
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.15)	(0.25)	(0.23)	(0.22)	(0.02)
Net realized gains on investments	—	—	—	—	(1.12)	(0.36)
Total distributions	—	(0.15)	(0.25)	(0.23)	(1.34)	(0.38)
Net Asset Value, end of period	$14.83	$13.04	$11.84	$11.13	$14.34	$15.77
TOTAL RETURN[3]	13.73% [4]	11.38%	8.63%	(20.81% )	(0.43% )	61.55% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$64,711	$12,549	$11,284	$23,353	$36,240	$34,941
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.16% [5]	2.28%	1.51%	1.47%	1.38%	2.65% [5]
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	0.90% [5]	0.90%	0.90%	0.90%	0.90%	0.90% [5]
Ratio of net investment income (loss) to average net assets	2.25% [5]	1.36%	1.45%	1.70%	1.33%	0.44% [5]
Portfolio turnover[6]	63.21% [4]	215.17%	26.39%	63.08%	88.45%	62.30% [4]

1	The Fund commenced operations on April 30, 2020.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
41  MATTHEWS ASIA FUNDS

Financial Highlights (continued)
Matthews Emerging Markets Sustainable Future Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$11.93	$12.54	$12.51	$15.37	$14.94	$11.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.02	(0.02)	(0.02)	(0.05)	(0.07)	(0.01)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.37	(0.28)	0.99	(2.14)	1.85	4.72
Total from investment operations	1.39	(0.30)	0.97	(2.19)	1.78	4.71
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.31)	(0.25)	(0.04)	—	(0.01)
Net realized gains on investments	—	—	(0.69)	(0.63)	(1.35)	(0.84)
Total distributions	—	(0.31)	(0.94)	(0.67)	(1.35)	(0.85)
Net Asset Value, end of period	$13.32	$11.93	$12.54	$12.51	$15.37	$14.94
TOTAL RETURN[2]	11.65% [3]	(2.46% )	7.83%	(14.38% )	11.76%	42.87%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$23,231	$30,435	$38,176	$32,249	$39,612	$37,385
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.43% [4]	1.37%	1.23%	1.24%	1.20%	1.42%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.40% [4]	1.34%	1.23%	1.30%	1.40%	1.38%
Ratio of net investment income (loss) to average net assets	0.32% [4]	(0.17% )	(0.17% )	(0.41% )	(0.41% )	(0.08% )
Portfolio turnover[5]	29.87% [3]	58.51%	49.16%	31.53%	65.56%	84.60%

	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$11.93	$12.55	$12.51	$15.38	$14.92	$11.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.04	— [6]	— [6]	(0.04)	(0.04)	0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.37	(0.29)	1.00	(2.14)	1.85	4.72
Total from investment operations	1.41	(0.29)	1.00	(2.18)	1.81	4.73
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.33)	(0.27)	(0.06)	—	(0.03)
Net realized gains on investments	—	—	(0.69)	(0.63)	(1.35)	(0.84)
Total distributions	—	(0.33)	(0.96)	(0.69)	(1.35)	(0.87)
Net Asset Value, end of period	$13.34	$11.93	$12.55	$12.51	$15.38	$14.92
TOTAL RETURN[2]	11.82% [3]	(2.33% )	8.04%	(14.32% )	11.98%	43.13%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$186,725	$182,576	$171,349	$140,059	$87,241	$50,642
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.30% [4]	1.28%	1.10%	1.11%	1.07%	1.29%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.16% [4]	1.15%	1.10%	1.17%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	0.68% [4]	0.03%	(0.02% )	(0.29% )	(0.25% )	0.09%
Portfolio turnover[5]	29.87% [3]	58.51%	49.16%	31.53%	65.56%	84.60%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
6	Less than $0.01 per share.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  42

Financial Highlights (continued)
Matthews Emerging Markets Small Companies Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$23.07	$25.52	$23.08	$29.92	$25.93	$18.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.03	(0.02)	— [2]	(0.06)	(0.17)	(0.02)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	2.79	(1.52)	4.58	(4.92)	5.90	7.92
Total from investment operations	2.82	(1.54)	4.58	(4.98)	5.73	7.90
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.76)	(0.41)	(0.09)	—	(0.05)
Net realized gains on investments	—	(0.15)	(1.73)	(1.77)	(1.74)	(0.02)
Total distributions	—	(0.91)	(2.14)	(1.86)	(1.74)	(0.07)
Net Asset Value, end of period	$25.89	$23.07	$25.52	$23.08	$29.92	$25.93
TOTAL RETURN[3]	12.22% [4]	(6.07% )	19.88%	(16.84% )	22.14%	43.68%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$172,560	$226,939	$287,674	$141,254	$176,723	$99,573
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.53% [5]	1.45%	1.49%	1.49%	1.51%	1.57%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.41% [5]	1.35%	1.34%	1.37%	1.36%	1.39%
Ratio of net investment income (loss) to average net assets	0.24% [5]	(0.06% )	(0.01% )	(0.24% )	(0.55% )	(0.11% )
Portfolio turnover[6]	15.64% [4]	43.13%	26.92%	27.85%	50.82%	111.87%

	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$23.04	$25.49	$23.04	$29.87	$25.87	$18.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.06	0.04	0.04	— [2]	(0.10)	0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	2.78	(1.52)	4.58	(4.92)	5.88	7.91
Total from investment operations	2.84	(1.48)	4.62	(4.92)	5.78	7.92
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.82)	(0.44)	(0.14)	(0.04)	(0.09)
Net realized gains on investments	—	(0.15)	(1.73)	(1.77)	(1.74)	(0.02)
Total distributions	—	(0.97)	(2.17)	(1.91)	(1.78)	(0.11)
Net Asset Value, end of period	$25.88	$23.04	$25.49	$23.04	$29.87	$25.87
TOTAL RETURN[3]	12.33% [4]	(5.84% )	20.12%	(16.66% )	22.39%	43.90%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$340,129	$345,038	$327,724	$228,194	$221,286	$107,569
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.37% [5]	1.34%	1.38%	1.37%	1.38%	1.47%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.17% [5]	1.15%	1.15%	1.15%	1.16%	1.20%
Ratio of net investment income (loss) to average net assets	0.56% [5]	0.14%	0.16%	(0.01% )	(0.34% )	0.08%
Portfolio turnover[6]	15.64% [4]	43.13%	26.92%	27.85%	50.82%	111.87%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
43  MATTHEWS ASIA FUNDS

Financial Highlights (continued)
Matthews Asia Growth Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$22.39	$21.19	$20.84	$31.99	$39.44	$28.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.04	0.13	0.03	(0.08)	(0.24)	(0.11)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.83	1.60	0.70	(10.49)	(5.56)	13.16
Total from investment operations	1.87	1.73	0.73	(10.57)	(5.80)	13.05
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.53)	(0.38)	—	—	(0.15)
Net realized gains on investments	—	—	—	(0.58)	(1.65)	(1.56)
Total distributions	—	(0.53)	(0.38)	(0.58)	(1.65)	(1.71)
Net Asset Value, end of period	$24.26	$22.39	$21.19	$20.84	$31.99	$39.44
TOTAL RETURN[2]	8.35% [3]	8.14%	3.53%	(33.12% )	(14.65% )	46.76%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$113,791	$126,698	$162,263	$225,923	$568,001	$784,085
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.38% [4]	1.25%	1.13%	1.13%	1.07%	1.08%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.38% [4]	1.25%	1.13%	1.13%	1.07%	1.08%
Ratio of net investment income (loss) to average net assets	0.35% [4]	0.56%	0.13%	(0.32% )	(0.62% )	(0.35% )
Portfolio turnover[5]	43.71% [3]	184.44%	77.32%	47.48%	42.37%	42.78%

	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$22.68	$21.46	$21.11	$32.33	$39.82	$28.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.06	0.18	0.07	(0.04)	(0.19)	(0.07)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.85	1.59	0.70	(10.60)	(5.63)	13.30
Total from investment operations	1.91	1.77	0.77	(10.64)	(5.82)	13.23
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.55)	(0.42)	—	(0.02)	(0.19)
Net realized gains on investments	—	—	—	(0.58)	(1.65)	(1.56)
Total distributions	—	(0.55)	(0.42)	(0.58)	(1.67)	(1.75)
Net Asset Value, end of period	$24.59	$22.68	$21.46	$21.11	$32.33	$39.82
TOTAL RETURN[2]	8.42% [3]	8.25%	3.69%	(32.99% )	(14.55% )	47.01%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$95,355	$110,008	$209,009	$406,155	$1,186,769	$1,269,702
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.24% [4]	1.12%	0.98%	0.98%	0.92%	0.95%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.20% [4]	1.12%	0.98%	0.98%	0.92%	0.95%
Ratio of net investment income (loss) to average net assets	0.52% [4]	0.77%	0.31%	(0.15% )	(0.47% )	(0.23% )
Portfolio turnover[5]	43.71% [3]	184.44%	77.32%	47.48%	42.37%	42.78%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  44

Financial Highlights (continued)
Matthews Pacific Tiger Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$17.68	$18.62	$20.16	$27.54	$34.94	$28.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.08	0.16	0.10	0.09	0.06	0.10
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.76	0.48	(1.10)	(5.75)	(1.60)	8.10
Total from investment operations	1.84	0.64	(1.00)	(5.66)	(1.54)	8.20
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.59)	(0.54)	—	—	(0.08)
Net realized gains on investments	—	(0.99)	—	(1.72)	(5.86)	(1.92)
Total distributions	—	(1.58)	(0.54)	(1.72)	(5.86)	(2.00)
Net Asset Value, end of period	$19.52	$17.68	$18.62	$20.16	$27.54	$34.94
TOTAL RETURN[2]	10.41% [3]	3.41%	(4.87% )	(20.73% )	(4.41% )	28.83%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$428,937	$456,099	$707,717	$1,081,347	$1,835,266	$2,585,654
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.31% [4]	1.22%	1.12%	1.10%	1.06%	1.08%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.31% [4]	1.22%	1.12%	1.09%	1.03%	1.06%
Ratio of net investment income (loss) to average net assets	0.88% [4]	0.86%	0.49%	0.37%	0.17%	0.35%
Portfolio turnover[5]	64.60% [3]	386.73%	14.78%	5.61%	46.64%	38.11%

	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$17.67	$18.61	$20.16	$27.50	$34.90	$28.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.08	0.18	0.13	0.11	0.11	0.13
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.78	0.48	(1.10)	(5.73)	(1.60)	8.11
Total from investment operations	1.86	0.66	(0.97)	(5.62)	(1.49)	8.24
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.61)	(0.58)	—	(0.05)	(0.13)
Net realized gains on investments	—	(0.99)	—	(1.72)	(5.86)	(1.92)
Total distributions	—	(1.60)	(0.58)	(1.72)	(5.91)	(2.05)
Net Asset Value, end of period	$19.53	$17.67	$18.61	$20.16	$27.50	$34.90
TOTAL RETURN[2]	10.53% [3]	3.56%	(4.75% )	(20.62% )	(4.29% )	28.98%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$278,160	$361,573	$1,221,317	$2,607,437	$5,357,198	$6,172,995
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.18% [4]	1.09%	0.99%	0.97%	0.92%	0.94%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.18% [4]	1.09%	0.98%	0.96%	0.90%	0.92%
Ratio of net investment income (loss) to average net assets	0.94% [4]	0.92%	0.66%	0.48%	0.30%	0.46%
Portfolio turnover[5]	64.60% [3]	386.73%	14.78%	5.61%	46.64%	38.11%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
45  MATTHEWS ASIA FUNDS

Financial Highlights (continued)
Matthews Asia Innovators Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$12.94	$11.11	$11.31	$18.86	$26.70	$14.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.01	(0.02)	(0.02)	(0.06)	(0.16)	(0.11)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.66	1.85	(0.18)	(4.49)	(3.34)	12.71
Total from investment operations	1.67	1.83	(0.20)	(4.55)	(3.50)	12.60
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	— [2]	—	—	—
Net realized gains on investments	—	—	—	(3.00)	(4.34)	(0.45)
Total distributions	—	—	— [2]	(3.00)	(4.34)	(0.45)
Net Asset Value, end of period	$14.61	$12.94	$11.11	$11.31	$18.86	$26.70
TOTAL RETURN[3]	12.91% [4]	16.47%	(1.77% )	(24.80% )	(13.10% )	86.72%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$171,781	$161,552	$177,070	$272,950	$465,207	$631,101
Ratio of expenses to average net assets	1.31% [5]	1.29%	1.15%	1.18%	1.09%	1.10%
Ratio of net investment income (loss) to average net assets	0.09% [5]	(0.18% )	(0.21% )	(0.40% )	(0.59% )	(0.60% )
Portfolio turnover[6]	50.43% [4]	257.92%	248.19%	118.08%	220.45%	119.81%

	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$13.15	$11.28	$11.49	$19.08	$26.91	$14.64
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.02	(0.01)	(0.01)	(0.04)	(0.11)	(0.09)
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.69	1.88	(0.18)	(4.55)	(3.38)	12.81
Total from investment operations	1.71	1.87	(0.19)	(4.59)	(3.49)	12.72
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.02)	—	—	—
Net realized gains on investments	—	—	—	(3.00)	(4.34)	(0.45)
Total distributions	—	—	(0.02)	(3.00)	(4.34)	(0.45)
Net Asset Value, end of period	$14.86	$13.15	$11.28	$11.49	$19.08	$26.91
TOTAL RETURN[3]	13.00% [4]	16.58%	(1.62% )	(24.73% )	(12.97% )	87.01%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$114,431	$85,321	$135,882	$199,368	$930,562	$1,094,356
Ratio of expenses to average net assets	1.19% [5]	1.17%	1.02%	1.04%	0.93%	0.95%
Ratio of net investment income (loss) to average net assets	0.24% [5]	(0.05% )	(0.11% )	(0.27% )	(0.43% )	(0.44% )
Portfolio turnover[6]	50.43% [4]	257.92%	248.19%	118.08%	220.45%	119.81%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  46

Financial Highlights (continued)
Matthews China Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$13.44	$11.62	$14.50	$20.58	$27.00	$19.12
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.10	0.16	0.09	— [2]	0.03	0.05
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.43	1.92	(2.88)	(4.99)	(3.25)	8.17
Total from investment operations	1.53	2.08	(2.79)	(4.99)	(3.22)	8.22
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.26)	(0.09)	—	(0.05)	(0.06)
Net realized gains on investments	—	—	—	(1.09)	(3.15)	(0.28)
Total distributions	—	(0.26)	(0.09)	(1.09)	(3.20)	(0.34)
Net Asset Value, end of period	$14.97	$13.44	$11.62	$14.50	$20.58	$27.00
TOTAL RETURN[3]	11.38% [4]	17.87%	(19.22% )	(24.40% )	(12.26% )	43.05%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$295,525	$280,761	$300,132	$448,623	$710,844	$962,714
Ratio of expenses to average net assets	1.29% [5]	1.25%	1.15%	1.12%	1.06%	1.09%
Ratio of net investment income (loss) to average net assets	1.45% [5]	1.32%	0.65%	(0.01% )	0.13%	0.22%
Portfolio turnover[6]	15.51% [4]	49.99%	49.60%	49.38%	92.28%	52.64%

	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$13.42	$11.60	$14.48	$20.53	$26.94	$19.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.11	0.21	0.11	0.01	0.10	0.09
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.43	1.87	(2.88)	(4.97)	(3.26)	8.15
Total from investment operations	1.54	2.08	(2.77)	(4.96)	(3.16)	8.24
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.26)	(0.11)	—	(0.10)	(0.10)
Net realized gains on investments	—	—	—	(1.09)	(3.15)	(0.28)
Total distributions	—	(0.26)	(0.11)	(1.09)	(3.25)	(0.38)
Net Asset Value, end of period	$14.96	$13.42	$11.60	$14.48	$20.53	$26.94
TOTAL RETURN[3]	11.48% [4]	17.95%	(19.11% )	(24.31% )	(12.07% )	43.23%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$82,670	$69,192	$148,327	$297,165	$630,966	$546,157
Ratio of expenses to average net assets	1.16% [5]	1.12%	1.01%	0.98%	0.91%	0.93%
Ratio of net investment income (loss) to average net assets	1.63% [5]	1.76%	0.82%	0.07%	0.38%	0.40%
Portfolio turnover[6]	15.51% [4]	49.99%	49.60%	49.38%	92.28%	52.64%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
47  MATTHEWS ASIA FUNDS

Financial Highlights (continued)
Matthews China Small Companies Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$9.08	$8.95	$11.11	$16.44	$19.86	$12.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.06	0.26	0.01	0.02	0.09	(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.86	(0.01)	(1.96)	(5.15)	(0.80)	10.42
Total from investment operations	0.92	0.25	(1.95)	(5.13)	(0.71)	10.39
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.12)	(0.21)	(0.20)	(0.12)	(0.13)
Net realized gains on investments	—	—	—	—	(2.59)	(3.24)
Total distributions	—	(0.12)	(0.21)	(0.20)	(2.71)	(3.37)
Net Asset Value, end of period	$10.00	$9.08	$8.95	$11.11	$16.44	$19.86
TOTAL RETURN[2]	10.13% [3]	2.82%	(17.51% )	(31.26% )	(3.59% )	82.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$47,010	$48,596	$66,174	$114,440	$218,398	$285,717
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.61% [4]	1.61%	1.55%	1.55%	1.48%	1.52%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.43% [4]	1.40%	1.41%	1.41%	1.43%	1.43%
Ratio of net investment income (loss) to average net assets	1.30% [4]	2.91%	0.09%	0.17%	0.44%	(0.14% )
Portfolio turnover[5]	11.77% [3]	54.39%	59.05%	59.00%	119.65%	152.86%

	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$9.06	$8.94	$11.12	$16.47	$19.90	$12.86
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.07	0.27	0.04	0.06	0.13	0.04
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.87	(0.01)	(1.98)	(5.17)	(0.80)	10.42
Total from investment operations	0.94	0.26	(1.94)	(5.11)	(0.67)	10.46
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.14)	(0.24)	(0.24)	(0.17)	(0.18)
Net realized gains on investments	—	—	—	—	(2.59)	(3.24)
Total distributions	—	(0.14)	(0.24)	(0.24)	(2.76)	(3.42)
Net Asset Value, end of period	$10.00	$9.06	$8.94	$11.12	$16.47	$19.90
TOTAL RETURN[2]	10.38% [3]	2.97%	(17.37% )	(31.08% )	(3.35% )	82.89%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$15,272	$15,796	$22,983	$40,322	$162,770	$98,052
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.48% [4]	1.50%	1.41%	1.38%	1.31%	1.37%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.20% [4]	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	1.48% [4]	3.03%	0.36%	0.47%	0.63%	0.20%
Portfolio turnover[5]	11.77% [3]	54.39%	59.05%	59.00%	119.65%	152.86%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  48

Financial Highlights (continued)
Matthews India Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$25.33	$26.37	$22.09	$28.17	$26.29	$23.27
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.05)	(0.13)	(0.01)	(0.12)	(0.11)	0.01
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.40	2.90	5.10	(2.58)	4.81	3.81
Total from investment operations	0.35	2.77	5.09	(2.70)	4.70	3.82
LESS DISTRIBUTIONS FROM:
Net investment income	—	— [2]	(0.51)	—	—	—
Net realized gains on investments	—	(3.81)	(0.30)	(3.38)	(2.82)	(0.80)
Total distributions	—	(3.81)	(0.81)	(3.38)	(2.82)	(0.80)
Net Asset Value, end of period	$25.68	$25.33	$26.37	$22.09	$28.17	$26.29
TOTAL RETURN[3]	1.38% [4]	10.29%	23.10%	(9.92% )	18.11%	16.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$618,801	$680,284	$614,103	$505,764	$635,067	$617,908
Ratio of expenses to average net assets	1.30% [5]	1.22%	1.14%	1.15%	1.10%	1.15%
Ratio of net investment income (loss) to average net assets	(0.39% )[5]	(0.45% )	(0.04% )	(0.45% )	(0.38% )	0.05%
Portfolio turnover[6]	31.49% [4]	82.99%	50.98%	41.35%	42.50%	57.38%

	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$25.95	$26.93	$22.54	$28.64	$26.65	$23.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	(0.03)	(0.10)	0.02	(0.08)	(0.06)	0.05
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	0.41	2.97	5.21	(2.64)	4.87	3.85
Total from investment operations	0.38	2.87	5.23	(2.72)	4.81	3.90
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.04)	(0.54)	—	—	—
Net realized gains on investments	—	(3.81)	(0.30)	(3.38)	(2.82)	(0.80)
Total distributions	—	(3.85)	(0.84)	(3.38)	(2.82)	(0.80)
Net Asset Value, end of period	$26.33	$25.95	$26.93	$22.54	$28.64	$26.65
TOTAL RETURN[3]	1.47% [4]	10.43%	23.32%	(9.83% )	18.28%	16.65%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$169,346	$180,150	$149,023	$97,018	$128,708	$90,053
Ratio of expenses to average net assets	1.16% [5]	1.10%	1.01%	1.01%	0.96%	1.03%
Ratio of net investment income (loss) to average net assets	(0.26% )[5]	(0.33% )	0.07%	(0.31% )	(0.19% )	0.24%
Portfolio turnover[6]	31.49% [4]	82.99%	50.98%	41.35%	42.50%	57.38%

1	Calculated using the average daily shares method.
2	Less than $0.01 per share.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
6	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
49  MATTHEWS ASIA FUNDS

Financial Highlights (continued)
Matthews Japan Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$20.03	$17.58	$14.90	$22.09	$25.27	$21.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.07	0.11	0.09	0.07	0.09	0.07
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.67	2.77	2.59	(6.19)	(0.52)	6.25
Total from investment operations	2.74	2.88	2.68	(6.12)	(0.43)	6.32
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.43)	—	—	(0.24)	(0.13)
Net realized gains on investments	—	—	—	(1.07)	(2.51)	(2.43)
Total distributions	—	(0.43)	—	(1.07)	(2.75)	(2.56)
Net Asset Value, end of period	$22.77	$20.03	$17.58	$14.90	$22.09	$25.27
TOTAL RETURN[2]	13.68% [3]	16.38%	17.99%	(27.85% )	(1.92% )	29.82%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$264,780	$246,422	$239,578	$208,329	$373,739	$1,101,820
Ratio of expenses to average net assets	1.17% [4]	1.15%	1.09%	1.05%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.69% [4]	0.54%	0.58%	0.41%	0.38%	0.31%
Portfolio turnover[5]	51.72% [3]	88.02%	100.59%	83.38%	70.30%	62.03%

	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$20.09	$17.63	$14.93	$22.13	$25.32	$21.55
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.08	0.13	0.12	0.09	0.05	0.05
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.68	2.77	2.58	(6.22)	(0.46)	6.29
Total from investment operations	2.76	2.90	2.70	(6.13)	(0.41)	6.34
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.44)	—	—	(0.27)	(0.14)
Net realized gains on investments	—	—	—	(1.07)	(2.51)	(2.43)
Total distributions	—	(0.44)	—	(1.07)	(2.78)	(2.57)
Net Asset Value, end of period	$22.85	$20.09	$17.63	$14.93	$22.13	$25.32
TOTAL RETURN[2]	13.74% [3]	16.48%	18.08%	(27.84% )	(1.83% )	29.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$417,542	$391,746	$415,920	$413,807	$1,170,380	$548,968
Ratio of expenses to average net assets	1.10% [4]	1.08%	1.02%	0.97%	0.89%	0.91%
Ratio of net investment income (loss) to average net assets	0.81% [4]	0.65%	0.71%	0.55%	0.22%	0.25%
Portfolio turnover[5]	51.72% [3]	88.02%	100.59%	83.38%	70.30%	62.03%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  50

Financial Highlights (continued)
Matthews Asia Dividend Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$14.08	$13.70	$13.24	$18.94	$22.63	$17.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.13	0.22	0.19	0.13	0.18	0.15
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.63	0.59	0.42	(5.72)	(0.81)	5.23
Total from investment operations	1.76	0.81	0.61	(5.59)	(0.63)	5.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.43)	(0.15)	(0.11)	(0.19)	(0.22)
Net realized gains on investments	—	—	—	—	(2.87)	—
Total distributions	(0.01)	(0.43)	(0.15)	(0.11)	(3.06)	(0.22)
Net Asset Value, end of period	$15.83	$14.08	$13.70	$13.24	$18.94	$22.63
TOTAL RETURN[2]	12.53% [3]	5.92%	4.69%	(29.57% )	(2.83% )	31.25%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$259,961	$271,633	$401,341	$602,694	$1,586,460	$2,292,262
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.26% [4]	1.20%	1.10%	1.10%	1.03%	1.03%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.26% [4]	1.20%	1.10%	1.10%	1.02%	1.02%
Ratio of net investment income (loss) to average net assets	1.78% [4]	1.57%	1.43%	0.84%	0.80%	0.85%
Portfolio turnover[5]	49.05% [3]	16.81%	75.88%	50.75%	47.41%	37.73%

	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$14.06	$13.68	$13.23	$18.94	$22.62	$17.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.13	0.23	0.21	0.14	0.21	0.16
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	1.65	0.60	0.41	(5.72)	(0.80)	5.22
Total from investment operations	1.78	0.83	0.62	(5.58)	(0.59)	5.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.45)	(0.17)	(0.13)	(0.22)	(0.23)
Net realized gains on investments	—	—	—	—	(2.87)	—
Total distributions	(0.02)	(0.45)	(0.17)	(0.13)	(3.09)	(0.23)
Net Asset Value, end of period	$15.82	$14.06	$13.68	$13.23	$18.94	$22.62
TOTAL RETURN[2]	12.69% [3]	6.05%	4.77%	(29.55% )	(2.67% )	31.29%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$300,184	$337,614	$650,333	$1,248,676	$3,154,407	$2,908,674
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.13% [4]	1.09%	0.99%	0.99%	0.92%	0.93%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.13% [4]	1.09%	0.99%	0.99%	0.91%	0.93%
Ratio of net investment income (loss) to average net assets	1.88% [4]	1.63%	1.55%	0.95%	0.93%	0.91%
Portfolio turnover[5]	49.05% [3]	16.81%	75.88%	50.75%	47.41%	37.73%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
51  MATTHEWS ASIA FUNDS

Financial Highlights (continued)
Matthews China Dividend Fund
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INVESTOR CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$11.81	$10.71	$14.00	$17.73	$19.64	$16.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.17	0.28	0.27	0.31	0.41	0.30
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.45	1.29	(3.12)	(3.27)	(0.48)	3.54
Total from investment operations	1.62	1.57	(2.85)	(2.96)	(0.07)	3.84
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.47)	(0.44)	(0.52)	(0.49)	(0.40)
Net realized gains on investments	—	—	—	(0.25)	(1.35)	—
Total distributions	(0.28)	(0.47)	(0.44)	(0.77)	(1.84)	(0.40)
Net Asset Value, end of period	$13.15	$11.81	$10.71	$14.00	$17.73	$19.64
TOTAL RETURN[2]	13.67% [3]	14.94%	(20.67% )	(16.75% )	(0.49% )	24.22%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$67,980	$65,699	$76,517	$137,066	$218,766	$269,192
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.34% [4]	1.32%	1.17%	1.20%	1.12%	1.15%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.34% [4]	1.32%	1.17%	1.20%	1.12%	1.15%
Ratio of net investment income (loss) to average net assets	2.75% [4]	2.53%	2.03%	2.12%	2.05%	1.79%
Portfolio turnover[5]	28.64% [3]	75.80%	27.30%	67.08%	68.25%	81.79%

	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31,
INSTITUTIONAL CLASS		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$11.83	$10.70	$14.00	$17.72	$19.64	$16.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.18	0.28	0.27	0.31	0.53	0.31
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	1.44	1.30	(3.11)	(3.24)	(0.58)	3.55
Total from investment operations	1.62	1.58	(2.84)	(2.93)	(0.05)	3.86
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.45)	(0.46)	(0.54)	(0.52)	(0.42)
Net realized gains on investments	—	—	—	(0.25)	(1.35)	—
Total distributions	(0.28)	(0.45)	(0.46)	(0.79)	(1.87)	(0.42)
Net Asset Value, end of period	$13.17	$11.83	$10.70	$14.00	$17.72	$19.64
TOTAL RETURN[2]	13.71% [3]	15.07%	(20.58% )	(16.59% )	(0.38% )	24.37%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000’s)	$22,391	$22,666	$42,165	$84,220	$131,395	$115,451
Ratio of expenses to average net assets before any reimbursement, waiver or recapture of expenses by Advisor and Administrator (Note 4)	1.21% [4]	1.19%	1.04%	1.06%	0.97%	1.02%
Ratio of expenses to average net assets after any reimbursement, waiver or recapture of expenses by Advisor and Administrator	1.20% [4]	1.19%	1.04%	1.06%	0.97%	1.02%
Ratio of net investment income (loss) to average net assets	2.83% [4]	2.57%	2.09%	2.12%	2.65%	1.85%
Portfolio turnover[5]	28.64% [3]	75.80%	27.30%	67.08%	68.25%	81.79%

1	Calculated using the average daily shares method.
2	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
3	Not annualized.
4	Annualized.
5	The portfolio turnover rate is calculated on the Fund as a whole without distinguishing between classes of shares issued.
See accompanying notes to financial statements.
matthewsasia.com | 800.789.ASIA  52

Notes to Financial Statements (unaudited)
1.
ORGANIZATION
Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2025, the Trust issued twenty-four separate series of shares. This shareholder report pertains to twelve of those series (each a “Fund”, and collectively, the “Funds”): Matthews Emerging Markets Equity Fund, Matthews Emerging Markets Sustainable Future Fund, Matthews Emerging Markets Small Companies Fund, Matthews Asia Growth Fund, Matthews Pacific Tiger Fund, Matthews Asia Innovators Fund, Matthews China Fund, Matthews China Small Companies Fund, Matthews India Fund, Matthews Japan Fund, Matthews Asia Dividend Fund and Matthews China Dividend Fund. Each Fund offers two classes of shares: Investor Class and Institutional Class. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except each class may be subject to different class expenses as outlined in the relevant prospectus and each class has exclusive voting rights with respect to matters solely affecting such class. The other twelve separate series of the Trust are Exchange Traded Funds and are covered in a separate shareholder report.
A.
Reorganization of Matthews Asian Growth and Income Fund into Matthews Emerging Markets Equity Fund
On February 19, 2025, at a special meeting of shareholders of the Matthews Asian Growth and Income Fund, shareholders approved the reorganization of the Fund with the Matthews Emerging Markets Equity Fund. The reorganization was completed on March 14, 2025. Information related to the reorganization is provided in the Proxy Statement/Prospectus that was filed with the SEC on December 4, 2024.
For U.S. GAAP purposes, the transaction was treated as a merger. The merger took place after the close of business on March 14, 2025. For accounting and performance reporting purposes, the Matthews Emerging Markets Equity Fund is the survivor. The reorganization was accomplished by a tax-free exchange of shares of Matthews Emerging Markets Equity Fund in the following amounts and at the following conversion ratios:
Fund	Fund Share Class	Shares Prior to Reorganization	Conversion Ratio	Matthews Emerging Markets Equity Fund’s Share Class	Shares of Matthews Emerging Markets Equity Fund
Matthews Asian Growth and Income Fund	Investor	13,071,403	0.995734659	Investor	13,015,649
Matthews Asian Growth and Income Fund	Institutional	3,593,025	0.994747642	Institutional	3,574,153
The exchange was based on values at the close of the New York Stock Exchange on March 14, 2025. The net assets of the acquired Fund at that date included unrealized appreciation of $19,413,471, securities of $197,672,534, cash of $28,730,164, foreign currency of $106,112, receivables and other assets of $346,125, payables of $426,554, capital paid-in of $238,946,866, total distributable earnings of $(12,518,485), and net assets of $226,428,381 that were combined with those of the acquiring Fund, resulting in aggregate net assets of $249,325,510 immediately after the acquisition. The assets and liabilities of Matthews Asian Growth and Income Fund were recorded at fair value; however, the cost basis of the investments received from the Matthews Growth and Income Fund was carried forward to align ongoing reporting of the Matthews Emerging Markets Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Pro forma results of operations of the combined entity for the six-months ended June 30, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows
* Net investment income: $(1,998,528)
* Net realized gain on investments: $3,432,294
* Net change in unrealized gain/loss on investments: $21,111,659
* Net increase in the net assets resulting from operations: $26,542,481
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings that have been included in Matthews Emerging Markets Equity Fund’s statement of operations since March 14, 2025.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
53  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
A.
SECURITY VALUATION: Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) has designated authority to a Valuation Designee, Matthews International Capital Management, LLC (“Matthews”), the Funds’ investment adviser (the “investment adviser”), to make fair valuation determinations under adopted procedures, subject to Board oversight. Matthews has formed a Valuation Committee (the “Valuation Committee”) to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices determined by Matthews or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The value of the Trust’s securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Board. Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews in accordance with procedures established by the Valuation Designee. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.
When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.
The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.
Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.
B.
FAIR VALUE MEASUREMENTS: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1: Unadjusted quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).
Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange. Additionally, external pricing services are used when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.
Level 3: Significant unobservable inputs. Level 3 securities are valued based on significant unobservable inputs as determined under procedures approved by the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
matthewsasia.com | 800.789.ASIA  54

Notes to Financial Statements (unaudited)  (continued)
Levels for Multi-Country Funds (1 of 2):
Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of June 30, 2025.
	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Sustainable Future Fund	Matthews Emerging Markets Small Companies Fund	Matthews Asia Growth Fund	Matthews Pacific Tiger Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$729,419	$3,221,891	$—	$—
Brazil	10,508,043	12,573,254	45,117,316	—	—
Chile	—	430,988	4,694,603	—	—
China/Hong Kong	16,405,142	22,820,015	48,082,645	17,460,331	13,588,714
Greece	—	—	—	—	—
India	12,107,953	—	—	4,030,876	4,452,091
Kazakhstan	—	1,847,716	—	—	—
Mexico	5,289,118	—	7,369,578	—	—
Panama	—	—	4,296,826	—	—
Philippines	3,456,865	1,997,581	3,432,500	—	7,476,950
Singapore	—	—	—	7,977,647	25,166,461
South Africa	2,624,820	3,888,045	18,606,806	—	—
South Korea	1,498,240	—	—	2,663,564	—
Taiwan	—	2,758,875	—	—	—
United States	—	3,366,327	—	—	—
Sub-total	51,890,181	50,412,220	134,822,165	32,132,418	50,684,216
Level 2: Other Significant Observable Inputs
Common Equities:
Australia				5,593,559
Bangladesh	—	371,814	—	—	—
China/Hong Kong	60,883,343	42,669,083	49,011,155	41,586,083	225,127,136
Georgia	—	—	7,857,664	—	—
Greece	—	3,739,381	7,498,638	—	—
India	43,178,277	49,674,564	133,147,094	29,280,708	119,854,498
Indonesia	2,546,048	2,460,494	6,884,844	1,574,136	11,839,269
Malaysia	—	—	—	—	10,655,421
Japan	—	—	—	61,260,281	—
Jordan	—	2,639,368	—	—	—
Philippines	—	—	7,438,116	—	—
Poland	—	5,382,253	9,607,875	—	—
Romania	—	4,121,260	—	—	—
Saudi Arabia	—	188,771	479,221
Singapore	2,675,128	—	—	2,093,414	15,751,789
South Africa	3,163,502	—	—	—	—
South Korea	30,346,348	10,303,087	58,991,546	14,160,034	96,727,109
Taiwan	37,094,887	30,090,225	77,802,475	20,104,033	153,967,853
Turkey	—	—	5,599,693	—	—
Thailand	2,170,313	4,492,690	—	—	5,320,156
Vietnam	121,862	2,711,659	18,326,576	1,034,702	7,108,623
Sub-total	182,179,708	158,844,649	382,644,897	176,708,400	646,351,854
Preferred Equities:
South Korea	—	1,812,146	—	21,450	—
Rights:
South Korea	—	—	—	21,450	—
Level 3: Significant Observable Inputs
Common Equities:
Russia	1,641	—	26,870	—	—
Total Market Value of Investments	$234,071,530	$211,069,015	$517,493,932	$208,840,818	$697,036,070
55  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
Levels for Multi-Country Funds (2 of 2):
Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of June 30, 2025.
	Matthews Asia Innovators Fund	Matthews China Fund	Matthews China Small Companies Fund	Matthews Asia Dividend Fund	Matthews China Dividend Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
China/Hong Kong	$32,557,589	$41,343,287	$11,268,014	$13,397,716	$8,313,196
India	9,314,840	—	—	—	—
Singapore	21,374,272	—	—	—	—
South Korea	4,153,325	—	—	—	—
United States	—	—	2,052,445	—	—
Sub-total	67,400,026	41,343,287	13,320,459	13,397,716	8,313,196
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	—	—	35,534,093	—
China/Hong Kong	81,018,793	328,173,339	43,677,991	151,494,154	74,571,583
India	46,887,390	—	—	35,824,465	—
Indonesia	—	—	—	5,624,655	—
Japan	—	—	—	153,351,037	—
Macau	—	6,271,842	—	—	—
Singapore	—	—	—	18,087,052	1,851,485
South Korea	35,610,310	—	—	64,763,614	—
Taiwan	49,847,128	—	1,550,569	64,983,841	899,822
Thailand	—	—	—	5,139,272	—
Vietnam	1,944,782	—	—	—	—
United States	—	—	347,055	—	—
Sub-total	215,308,403	334,445,181	45,575,615	534,802,183	77,322,890
Rights:
South Korea	44,905	—	—	—	—
Total Market Value of Investments	$282,753,334	$375,788,468	$58,896,074	$548,199,899	$85,636,086

a
Industry, countries, or security types are disclosed on the Schedule of Investments.

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Notes to Financial Statements (unaudited)  (continued)
Levels for Single Country Funds:
Summary of inputs used to determine the fair valuation of the single country Funds’ investments as of June 30, 2025.
	Matthews India Fund	Matthews Japan Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$3,240,721	$—
Sub-total	3,240,721	—
Level 2: Other Significant Observable Inputs
Common Equities:
Communication Services	33,100,776	28,784,677
Consumer Discretionary	152,840,458	121,312,939
Consumer Staples	77,204,077	53,915,800
Energy	37,289,402	—
Financials	298,055,962	100,132,341
Health Care	49,236,456	36,052,088
Industrials	66,217,337	164,464,412
Information Technology	68,547,992	111,093,585
Materials	12,714,828	34,156,908
Real Estate	5,424,719	19,869,451
Sub-total	800,632,007	669,782,201
Total Market Value of Investments	$803,872,728	$669,782,201
Changes in the Balances of Level 3 Securities:
The Funds’ policy is to recognize transfers in and transfers out of Level 3 as of the beginning of the reporting period.
	Matthews Emerging Markets Equity Fund	Matthews Emerging Markets Small Companies Fund
	Common Equities —Russia	Common Equities — Russia and India
Balance as of 12/31/24 (market value)	$1,130	$3,727,486
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	511	8,357
Purchases	—	—
Sales	—	—
Transfers in to Level 3	—	—
Transfer out of Level 3	—	(3,708,973)
Balance as of 6/30/25 (market value)	$1,641	$26,870
Net change in unrealized appreciation/depreciation on Level 3 investments held as of 6/30/25*	$511	$8,357

*Included in the related amounts on the Statements of Operations.
C.
RISKS ASSOCIATED WITH NON-U.S. COMPANIES: Investments by the Funds in the securities of non-U.S. companies may involve investment risks not typically associated with investments in U.S. issuers. These risks include possible political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of Emerging Market or Asia Pacific countries where the Funds may invest; international relations with other nations; natural disasters; corruption; and military activity. Foreign securities may trade in securities markets that are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Foreign securities may be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. Foreign investing may also include the risk of expropriation or confiscatory taxation, limitation on the removal of funds or other assets, currency crises and exchange controls, the imposition of foreign withholding tax on the interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Additionally, Emerging Market and Asia Pacific countries may utilize formal or informal currency exchange controls or “capital controls” that may limit the ability to repatriate investments or income or adversely affect the value of portfolio investments. The economies of many Emerging Market and Asia Pacific countries differ from the economies of more developed countries in many respects, such as their rate of growth, inflation, capital reinvestment, resource self-sufficiency and dependence on other economies, financial system stability, the national balance of payments position and sensitivity to
57  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
changes in global trade.
Certain Emerging Market and Asia Pacific countries are highly dependent upon and may be affected by developments in the economies of other countries. Non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, which may result in less transparency with respect to a company’s operations, and make obtaining information about them more difficult (or such information may be unavailable).
Among other risks of investing in foreign markets, particularly those of emerging and frontier markets in which the Funds invest, are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. For example, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies that sell stock into U.S. markets. This can result in investment decisions being made based on flawed or misleading information.
Foreign stock markets, particularly those of emerging and frontier markets in which the Funds invest, may not be as developed or efficient as those in more developed markets such as the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. The time between the trade and settlement dates of securities transactions on foreign exchanges ranges from one day to four weeks or longer and may result in higher custody charges. Custodial arrangements may be less well developed than in the United States. Foreign securities are generally denominated and pay distributions in foreign currencies, exposing the Funds to changes in foreign currency exchange rates. Investing in any Emerging Market or Asia Pacific country will also entail risks specific and unique to that country, and these risks can be significant and change rapidly.
Changes in interest rates in each of the countries in which the Funds may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.
The Funds may invest in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.
VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.
Due to the Russian invasion of Ukraine, sanctions have since been imposed on Russia and certain of its citizens and financial infrastructure entities, including the exclusion of Russia from the SWIFT global payments network. As a result of these sanctions and countermeasures by Russia, the sale and/or purchase of Russian securities to/by US persons is prohibited and sales of certain Russian securities to non-US persons may also be prohibited. Due to these measures, Russian and Russian-related securities have since suffered significant declines in value. The ongoing conflict has the potential to adversely impact global economies and increase volatility across markets. The duration of the Russian-Ukraine conflict and its effect on financial markets cannot be determined with certainty. The Funds’ performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events. As of June 30, 2025, the Russian positions held across the Matthews Asia Funds have been valued near zero.
Recently, the war among Israel, Hamas and other militant groups in the Middle East has increased tensions in the region and has caused and could continue to cause market disruptions in the Middle East and globally. The conflict between Israel, Hamas and other militant groups and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund’s performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict but could be substantial.
The current political climate has intensified concerns about trade tariffs and a potential trade war between the United States and certain foreign countries, including China, Mexico and Canada, among others. These consequences may trigger a significant reduction in international trade, shortages or oversupply of certain manufactured goods, substantial price increases or decreases of goods, inflationary pressures, and possible failure of individual companies and/or large segments of the foreign export industry with a potentially negative impact to the Funds.
D.
DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of Matthews China Dividend Fund to distribute net investment income on a semi-annual basis and capital gains, if any, annually. It is the policy of Matthews Asia Dividend Fund to distribute net investment income on a quarterly basis and capital gains, if any, annually. All other Funds generally distribute their net investment income and capital gains, if any, once annually in December. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
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Notes to Financial Statements (unaudited)  (continued)
The tax character of distributions paid for the fiscal year ended December 31, 2024 was as follows:
YEAR ENDED December 31, 2024	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions
Matthews Emerging Markets Equity Fund	$235,633	$—	$235,633
Matthews Emerging Markets Sustainable Future Fund	6,083,699	—	6,083,699
Matthews Emerging Markets Small Companies Fund	19,674,680	3,645,052	23,319,732
Matthews Asia Growth Fund	5,653,873	—	5,653,873
Matthews Pacific Tiger Fund	26,865,309	44,615,214	71,480,523
Matthews Asia Innovators Fund	—	—	—
Matthews China Fund	6,669,399	—	6,669,399
Matthews China Small Companies Fund	914,744	—	914,744
Matthews India Fund	41,604,228	74,707,813	116,312,041
Matthews Japan Fund	13,706,519	—	13,706,519
Matthews Asia Dividend Fund	20,782,136	—	20,782,136
Matthews China Dividend Fund	3,957,261	—	3,957,261
E.
INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold or on the following business day. Financial statements reflect security transactions on trade date. Gains or losses on the sale of securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income is generally recorded on the ex-dividend date net of any foreign taxes withheld at the source. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.
F.
FUND EXPENSE ALLOCATIONS: The Funds account separately for the assets, liabilities and operations of each Fund. Estimated expenses are accrued daily. Direct expenses of each Fund or class are charged to that Fund or class while general expenses are allocated pro-rata among the Funds based on net assets or other appropriate methods.
G.
CASH, CASH OVERDRAFTS, AND FOREIGN CURRENCY: When any of the Funds’ cash balances are overdrawn, a Fund is charged an overdraft fee by the custodian based on the BBH Overdraft Base Rate which are set daily reflecting BBH’s effective trading rate in the relevant local money markets on each day. In markets where a true money market rate is not available, or is not reflective of the market, the BBH Treasury Group sets overdraft rates on a market-by-market basis, taking into consideration market standards and conditions.
QFI accounts (i.e., the accounts through which the QFI quota is accessed) are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFI’s approved investment quota, which is defined as the amount remitted into its special Renminbi (RMB) cash account. These amounts, if any, are included in “Segregated foreign currency at value” on the Statements of Assets and Liabilities. The fixed ratio is set at 0.08 percent for the Shanghai and 0.06 percent for the Shenzhen market.
H.
USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
I.
RECENT ACCOUNTING GUIDANCE:  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is still evaluating the impact, if any, the update will have on the financial statements.
3.
CAPITAL SHARE TRANSACTIONS
	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Equity Fund
Investor Class
Shares sold	128,221	$1,753,960	143,359	$1,892,747
Shares issued in reorganization[1]	13,015,649	177,703,579	—	—
59  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares issued through reinvestment of distributions	—	—	6,628	87,020
Shares redeemed	(1,300,740)	(17,437,145)	(211,480)	(2,606,505)
Net increase (decrease)	11,843,130	$162,020,394	(61,493)	($626,738 )
Institutional Class
Shares sold	598,039	$8,141,104	137,621	$1,769,524
Shares issued in reorganization[1]	3,574,153	48,724,802	—	—
Shares issued through reinvestment of distributions	—	—	6,100	79,915
Shares redeemed	(770,054)	(10,142,637)	(134,669)	(1,717,448)
Net increase	3,402,138	$46,723,269	9,052	$131,991
Matthews Emerging Markets Sustainable Future Fund
Investor Class
Shares sold	100,764	$1,226,182	928,223	$11,648,615
Shares issued through reinvestment of distributions	—	—	65,502	795,850
Shares redeemed	(908,675)	(11,301,974)	(1,486,308)	(18,617,584)
Net (decrease)	(807,911)	($10,075,792 )	(492,583)	($6,173,119 )
Institutional Class
Shares sold	2,430,123	$30,030,172	9,979,586	$125,858,709
Shares issued through reinvestment of distributions	—	—	410,482	4,991,456
Shares redeemed	(3,736,453)	(44,861,763)	(8,741,529)	(110,186,332)
Net increase (decrease)	(1,306,330)	($14,831,591 )	1,648,539	$20,663,833
Matthews Emerging Markets Small Companies Fund
Investor Class
Shares sold	591,843	$13,716,923	3,698,179	$94,253,921
Shares issued through reinvestment of distributions	—	—	333,450	7,769,393
Shares redeemed	(3,761,803)	(85,672,068)	(5,466,917)	(139,234,040)
Net (decrease)	(3,169,960)	($71,955,145 )	(1,435,288)	($37,210,726 )
Institutional Class
Shares sold	2,982,426	$68,956,336	7,501,357	$191,699,784
Shares issued through reinvestment of distributions	—	—	533,807	12,416,358
Shares redeemed	(4,817,614)	(109,938,636)	(5,911,848)	(149,551,127)
Net increase (decrease)	(1,835,188)	($40,982,300 )	2,123,316	$54,565,015
Matthews Asia Growth Fund
Investor Class
Shares sold	72,680	$1,632,920	264,283	$5,956,539
Shares issued through reinvestment of distributions	—	—	126,778	2,861,381
Shares redeemed	(1,040,167)	(23,461,922)	(2,388,317)	(54,099,225)
Net (decrease)	(967,487)	($21,829,002 )	(1,997,256)	($45,281,305 )
Institutional Class
Shares sold	210,801	$4,829,182	1,527,974	$36,614,751
Shares issued through reinvestment of distributions	—	—	109,830	2,510,712
Shares redeemed	(1,183,916)	(26,732,076)	(6,527,082)	(154,607,377)
Net (decrease)	(973,115)	($21,902,894 )	(4,889,278)	($115,481,914 )
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Notes to Financial Statements (unaudited)  (continued)
	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Pacific Tiger Fund
Investor Class
Shares sold	186,546	$3,343,753	1,027,680	$19,372,843
Shares issued through reinvestment of distributions	—	—	2,132,857	37,815,556
Shares redeemed	(4,021,403)	(72,183,306)	(15,368,461)	(288,531,112)
Net (decrease)	(3,834,857)	($68,839,553 )	(12,207,924)	($231,342,713 )
Institutional Class
Shares sold	1,433,683	$25,617,926	4,749,881	$86,916,077
Shares issued through reinvestment of distributions	—	—	1,514,828	26,842,743
Shares redeemed	(7,654,661)	(136,879,708)	(51,438,276)	(949,694,514)
Net (decrease)	(6,220,978)	($111,261,782 )	(45,173,567)	($835,935,694 )
Matthews Asia Innovators Fund
Investor Class
Shares sold	700,690	$9,325,049	1,077,439	$13,591,330
Shares redeemed	(1,434,006)	(19,064,227)	(4,527,072)	(55,282,951)
Net (decrease)	(733,316)	($9,739,178 )	(3,449,633)	($41,691,621 )
Institutional Class
Shares sold	3,147,404	$44,510,171	2,128,947	$27,106,961
Shares redeemed	(1,936,880)	(26,072,292)	(7,686,101)	(99,827,933)
Net increase (decrease)	1,210,524	$18,437,879	(5,557,154)	($72,720,972 )
Matthews China Fund
Investor Class
Shares sold	1,856,423	$27,042,781	5,921,496	$75,138,585
Shares issued through reinvestment of distributions	—	—	379,988	5,129,835
Shares redeemed	(3,004,762)	(42,804,569)	(11,234,607)	(145,778,194)
Net (decrease)	(1,148,339)	($15,761,788 )	(4,933,123)	($65,509,774 )
Institutional Class
Shares sold	1,610,382	$23,030,036	4,565,009	$58,922,209
Shares issued through reinvestment of distributions	—	—	74,507	1,004,354
Shares redeemed	(1,238,922)	(17,443,934)	(12,271,306)	(148,376,198)
Net increase (decrease)	371,460	$5,586,102	(7,631,790)	($88,449,635 )
Matthews China Small Companies Fund
Investor Class
Shares sold	288,176	$2,782,638	1,019,072	$9,022,730
Shares issued through reinvestment of distributions	—	—	71,741	649,260
Shares redeemed	(940,118)	(8,895,514)	(3,133,436)	(27,578,547)
Net (decrease)	(651,942)	($6,112,876 )	(2,042,623)	($17,906,557 )
Institutional Class
Shares sold	80,586	$795,321	308,056	$2,735,197
Shares issued through reinvestment of distributions	—	—	26,069	235,401
Shares redeemed	(295,427)	(2,833,588)	(1,163,142)	(10,165,517)
Net (decrease)	(214,841)	($2,038,267 )	(829,017)	($7,194,919 )
61  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews India Fund
Investor Class
Shares sold	1,498,044	$36,257,395	5,375,139	$153,175,576
Shares issued through reinvestment of distributions	—	—	3,442,382	88,469,225
Shares redeemed	(4,263,538)	(101,607,918)	(5,246,861)	(149,171,404)
Net increase (decrease)	(2,765,494)	($65,350,523 )	3,570,660	$92,473,397
Institutional Class
Shares sold	1,201,256	$29,660,568	2,911,836	$84,634,955
Shares issued through reinvestment of distributions	—	—	731,248	19,253,756
Shares redeemed	(1,712,337)	(41,666,133)	(2,233,545)	(64,382,322)
Net increase (decrease)	(511,081)	($12,005,565 )	1,409,539	$39,506,389
Matthews Japan Fund
Investor Class
Shares sold	520,825	$10,760,146	1,425,500	$28,152,106
Shares issued through reinvestment of distributions	—	—	243,615	4,830,876
Shares redeemed	(1,198,553)	(24,607,419)	(2,992,018)	(59,492,843)
Net (decrease)	(677,728)	($13,847,273 )	(1,322,903)	($26,509,861 )
Institutional Class
Shares sold	1,814,575	$37,252,781	5,776,600	$111,153,410
Shares issued through reinvestment of distributions	—	—	393,020	7,817,165
Shares redeemed	(3,043,914)	(62,424,567)	(10,253,471)	(200,420,924)
Net (decrease)	(1,229,339)	($25,171,786 )	(4,083,851)	($81,450,349 )
Matthews Asia Dividend Fund
Investor Class
Shares sold	118,232	$1,695,244	591,004	$8,372,594
Shares issued through reinvestment of distributions	14,909	227,745	625,799	8,872,118
Shares redeemed	(3,012,169)	(43,681,060)	(11,223,224)	(157,833,314)
Net (decrease)	(2,879,028)	($41,758,071 )	(10,006,421)	($140,588,602 )
Institutional Class
Shares sold	950,485	$13,537,957	4,950,779	$68,541,744
Shares issued through reinvestment of distributions	23,791	360,292	683,231	9,674,343
Shares redeemed	(6,007,101)	(85,727,829)	(29,156,275)	(401,465,409)
Net (decrease)	(5,032,825)	($71,829,580 )	(23,522,265)	($323,249,322 )
Matthews China Dividend Fund
Investor Class
Shares sold	378,076	$4,862,451	750,302	$8,551,057
Shares issued through reinvestment of distributions	101,113	1,334,695	244,048	2,716,128
Shares redeemed	(869,240)	(10,858,314)	(2,576,274)	(28,427,413)
Net (decrease)	(390,051)	($4,661,168 )	(1,581,924)	($17,160,228 )
Institutional Class
Shares sold	113,794	$1,474,230	680,494	$7,500,460
Shares issued through reinvestment of distributions	35,087	463,855	96,489	1,073,303
Shares redeemed	(364,153)	(4,460,161)	(2,802,328)	(30,004,579)
Net (decrease)	(215,272)	($2,522,076 )	(2,025,345)	($21,430,816 )

1	See Note 1-A regarding the reorganization.
4.
INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Matthews, a registered investment advisor under the Investment Advisors Act of 1940, as amended, provides the Funds with investment management services. Pursuant to the prior Investment Advisory Agreement dated August 13, 2004, as amended (the “Prior Advisory Agreement”) and the current Investment Advisory Agreement dated February 1, 2016, as amended (the “Current Advisory Agreement,” and together with the Prior Advisory Agreement, the “Advisory Agreement”), the Funds pay Matthews (i) for management and advisory services; and (ii) for certain administrative services, an annual fee as a percentage of average daily net assets. Under the Advisory Agreement each of the Funds, other than
matthewsasia.com | 800.789.ASIA  62

Notes to Financial Statements (unaudited)  (continued)
Matthews Emerging Markets Small Companies Fund and Matthews China Small Companies Fund (the “Family-Priced Funds”), pays Matthews 0.75% of their aggregate average daily net assets up to $2 billion, 0.6834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.65% of their aggregate average daily net assets over $5 billion up to $25 billion, 0.64% of their aggregate average daily net assets over $25 billion up to $30 billion, 0.63% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.62% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.61% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.60% of their aggregate average daily net assets over $45 billion. Effective January 1, 2024, each of the Matthews Emerging Markets Small Companies Fund and the Matthews China Small Companies Fund pays Matthews a fee equal to 0.85% of its average daily net assets. Each Fund pays Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Fund’s average daily net asset value for the month.
Pursuant to a fee waiver letter agreement, effective as of September 1, 2014, between the Trust, on behalf of the Family-Priced Funds, and Matthews (as amended from time to time, the “Fee Waiver Agreement”), for each Family-Priced Fund, Matthews has agreed to waive a portion of the fee payable under the Advisory Agreement and a portion of the fee payable under the Administration and Shareholder Services Agreement, if any Family-Priced Fund’s average daily net assets are over $3 billion, as follows: for every $2.5 billion average daily net assets of a Family-Priced Fund that are over $3 billion, the fee rates that otherwise would be applied for calculating fees payable under the Advisory Agreement and the Administration and Shareholder Services Agreement for such Family-Priced Fund with respect to such excess average daily net assets will be each reduced by 0.01%, in each case without reducing such fee rate below 0.00%.
Investment advisory fees charged, waived fees and reimbursed additional expenses for the six-month period ended June 30, 2025, were as follows:
	Gross Advisory Fees	Advisory Fees Waived and Expenses Waived or Reimbursed in Excess of the Expense Limitation	Net Advisory Fee/ (Net Reimbursement)
Matthews Emerging Markets Equity Fund	$539,578	($168,750 )	$370,828
Matthews Emerging Markets Sustainable Future Fund	711,747	(121,283)	590,464
Matthews Emerging Markets Small Companies Fund	2,071,469	(424,106)	1,647,363
Matthews Asia Growth Fund	771,802	(15,906)	755,896
Matthews Pacific Tiger Fund	2,556,852	—	2,556,852
Matthews Asia Innovators Fund	893,182	—	893,182
Matthews China Fund	1,315,404	—	1,315,404
Matthews China Small Companies Fund	267,135	(64,645)	202,490
Matthews India Fund	2,724,300	—	2,724,300
Matthews Japan Fund	2,268,869	—	2,268,869
Matthews Asia Dividend Fund	2,018,220	—	2,018,220
Matthews China Dividend Fund	316,978	(1,485)	315,493
Under a written agreement between the Funds and Matthews (the “Operating Expense Agreement”), Matthews agrees to waive fees and reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level. For all Funds, except the Matthews Emerging Markets Equity Fund, the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, this level is 1.20% for the Institutional Class. For the Matthews Emerging Markets Equity Fund, this level is 0.90% for the Institutional Class. For the Matthews Emerging Markets Sustainable Future Fund and the Matthews Emerging Markets Small Companies Fund, this level is 1.15% for the Institutional Class. Matthews agrees to reduce the expense ratio for the Investor Class by waiving an equal amount of non-class specific expenses (e.g., custody fees) as the Institutional Class. Because certain expenses of the Investor Class may be higher than those of the Institutional Class and because class specific expenses may be waived solely for the Institutional Class, total annual Fund expenses for the Investor Class may exceed 1.20% (or 0.90% for the Matthews Emerging Markets Equity Fund, or 1.15% for the Matthews Emerging Markets Sustainable Future Fund and Matthews Emerging Markets Small Companies Fund). In turn, if the expenses of a Fund, fall below the level noted within three years after Matthews has made such a reimbursement, the Fund may reimburse Matthews up to an amount of the recoupment available not to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will continue through April 30, 2026, may be extended for additional periods not exceeding one year, and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.
Waived Fees Subject to Possible Future Recoupment:
On June 30, 2025, the amounts subject to possible future recoupment under the expense limitation agreement are as follows:
	Expiring December 31,
	2025	2026	2027	2028
Matthews Emerging Markets Equity Fund	$263,291	$143,956	$293,266	$168,750
Matthews Emerging Markets Sustainable Future Fund	—	—	266,556	121,283
Matthews Emerging Markets Small Companies Fund	647,978	960,093	1,016,563	424,106
Matthews Asia Growth Fund	—	—	—	15,906
63  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
	Expiring December 31,
	2025	2026	2027	2028
Matthews China Small Companies Fund	$388,736	$200,612	$173,139	$64,645
Matthews China Dividend Fund	—	—	—	1,485
The Funds have an Administration and Shareholder Services Agreement dated August 13, 2004, as amended (the “Shareholder Services Agreement” or “Services Agreement”), in which the Funds pay an annual administration and shareholder servicing fee to Matthews, as a percentage of the average daily net assets of each Fund in aggregate, computed and prorated on a daily basis. Under the Shareholder Services Agreement, the Funds in the aggregate pay Matthews 0.25% of their aggregate average daily net assets up to $2 billion, 0.1834% of their aggregate average daily net assets over $2 billion up to $5 billion, 0.15% of their aggregate average daily net assets over $5 billion up to $7.5 billion, 0.125% of their aggregate average daily net assets over $7.5 billion up to $15 billion, 0.11% of their aggregate average daily net assets over $15 billion up to $22.5 billion, 0.10% of their aggregate average daily net assets over $22.5 billion up to $25 billion, 0.09% of their aggregate average daily net assets over $25 billion up to $30 billion, 0.08% of their aggregate average daily net assets over $30 billion up to $35 billion, 0.07% of their aggregate average daily net assets over $35 billion up to $40 billion, 0.06% of their aggregate average daily net assets over $40 billion up to $45 billion, and 0.05% of their aggregate average daily net assets over $45 billion.
Administration and shareholder servicing fees charged, for the six-month period ended June 30, 2025, were as follows:
	Gross Administration and Shareholder Servicing Fees	Administration and Shareholder Servicing Fees Waived in Excess of Expense Limitation	Net Administration and Shareholder Servicing Fees
Matthews Emerging Markets Equity Fund	$160,140	$—	$160,140
Matthews Emerging Markets Sustainable Future Fund	210,902	—	210,902
Matthews Emerging Markets Small Companies Fund	517,138	—	517,138
Matthews Asia Growth Fund	228,692	—	228,692
Matthews Pacific Tiger Fund	757,484	—	757,484
Matthews Asia Innovators Fund	264,692	—	264,692
Matthews China Fund	389,835	—	389,835
Matthews China Small Companies Fund	66,697	—	66,697
Matthews India Fund	807,308	—	807,308
Matthews Japan Fund	672,362	—	672,362
Matthews Asia Dividend Fund	598,064	—	598,064
Matthews China Dividend Fund	93,940	—	93,940
In addition to the fees paid to the Funds’ transfer agent, the Funds bear the cost of fees paid to certain service providers or intermediaries, including supermarkets, which provide transfer agency, record-keeping and shareholder servicing to certain shareholders. These fees are referred to as intermediary service fees on the Statements of Assets and Liabilities as well as the Statements of Operations. Additional information concerning these services and fees is contained in the Funds’ prospectus.
BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect wholly owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ administrator, and in that capacity, performs various administrative and accounting services for each Fund. BNY Mellon also serves as the Funds’ transfer agent, dividend disbursing agent and registrar. Total fees accrued by the Funds for administration and accounting services for the six-month period ended June 30, 2025 were as follows:
Administration and Accounting fees
Matthews Emerging Markets Equity Fund	$6,023
Matthews Emerging Markets Sustainable Future Fund	7,951
Matthews Emerging Markets Small Companies Fund	19,496
Matthews Asia Growth Fund	8,622
Matthews Pacific Tiger Fund	28,565
Matthews Asia Innovators Fund	9,978
Matthews China Fund	14,694
Matthews China Small Companies Fund	2,514
Matthews India Fund	30,432
Matthews Japan Fund	25,345
Matthews Asia Dividend Fund	22,545
Matthews China Dividend Fund	3,541
matthewsasia.com | 800.789.ASIA  64

Notes to Financial Statements (unaudited)  (continued)
As of June 30, 2025, Matthews and its affiliates held no significant shares in the Funds
5.
INVESTMENTS
The value of investment transactions made for affiliated and unaffiliated holdings for the six-month period ended June 30, 2025 were as follows:
	Unaffiliated Purchases	Proceeds from Unaffiliated Sales
Matthews Emerging Markets Equity Fund	$86,913,842	$89,393,487
Matthews Emerging Markets Sustainable Future Fund	60,086,310	83,526,916
Matthews Emerging Markets Small Companies Fund	78,624,733	188,726,752
Matthews Asia Growth Fund	94,361,978	138,770,899
Matthews Pacific Tiger Fund	455,645,541	639,735,504
Matthews Asia Innovators Fund	133,818,105	124,190,351
Matthews China Fund	56,656,128	60,967,028
Matthews China Small Companies Fund	7,288,886	17,987,653
Matthews India Fund	243,332,847	336,731,304
Matthews Japan Fund	328,616,156	374,692,083
Matthews Asia Dividend Fund	273,420,361	388,573,153
Matthews China Dividend Fund	24,650,206	36,259,190
6.
SEGMENT REPORTING
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The Funds’ investment advisor, Matthews International Capital Management, LLC, acts as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each fund has a single operating segment based on the fact that the CODM monitors the operating results of each fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
7.
INCOME TAX INFORMATION
It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six-month period ended June 30, 2025. Therefore, no federal income tax provision is required.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2024:
Late Year Losses*
Matthews Emerging Markets Equity Fund	($4,087 )
Matthews Emerging Markets Sustainable Future Fund	(792,390)
Matthews Emerging Markets Small Companies Fund	(6,841,539)
Matthews Asia Growth Fund	(3,089,930)
Matthews Pacific Tiger Fund	(619,783)
Matthews Asia Innovators Fund	(240,739)
Matthews China Fund	(4,257)
Matthews China Small Companies Fund	(2,027,765)
Matthews India Fund	(5,912,022)
Matthews China Dividend Fund	(166,894)

*	As permitted by the Internal Revenue Service, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.
65  MATTHEWS ASIA FUNDS

Notes to Financial Statements (unaudited)  (continued)
As of December 31, 2024, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Amount With No Expiration
	Short-term Losses	Long-term Losses	Total
Matthews Emerging Markets Equity Fund	$2,276,220	$3,171,707	$5,447,927
Matthews Emerging Markets Sustainable Future Fund	—	5,877,158	5,877,158
Matthews Emerging Markets Small Companies Fund	2,571,530	91,979,525	94,551,055
Matthews Asia Growth Fund	118,768,347	40,978,250	159,746,597
Matthews Asia Innovators Fund	138,975,415	216,039,184	355,014,599
Matthews China Fund	113,699,784	263,573,710	377,273,494
Matthews China Small Companies Fund	57,612,282	100,087,018	157,699,300
Matthews Japan Fund	99,291,762	—	99,291,762
Matthews Asia Dividend Fund	308,935,875	—	308,935,875
Matthews China Dividend Fund	29,622,473	55,146,920	84,769,393
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
As of June 30, 2025, the tax cost of investments, including derivatives, and the related net unrealized appreciation and depreciation were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Matthews Emerging Markets Equity Fund	$192,866,230	$53,879,534	($12,674,234 )	$41,205,300
Matthews Emerging Markets Sustainable Future Fund	193,700,399	37,632,486	(20,263,870)	17,368,616
Matthews Emerging Markets Small Companies Fund	452,682,328	124,215,689	(59,404,085)	64,811,604
Matthews Asia Growth Fund	182,654,341	32,581,741	(6,395,264)	26,186,477
Matthews Pacific Tiger Fund	640,486,218	104,825,056	(48,275,204)	56,549,852
Matthews Asia Innovators Fund	238,806,832	53,961,974	(10,015,472)	43,946,502
Matthews China Fund	380,309,752	71,134,796	(75,656,080)	(4,521,284)
Matthews China Small Companies Fund	53,082,362	11,565,278	(5,751,566)	5,813,712
Matthews India Fund	662,222,176	162,557,688	(20,907,136)	141,650,552
Matthews Japan Fund	531,860,468	146,158,416	(8,236,683)	137,921,733
Matthews Asia Dividend Fund	485,011,374	98,604,013	(35,415,488)	63,188,525
Matthews China Dividend Fund	73,606,277	16,716,516	(4,686,707)	12,029,809
8.
SUBSEQUENT  EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.
matthewsasia.com | 800.789.ASIA  66

Matthews Asia Funds

INVESTMENT ADVISOR
Matthews International Capital Management, LLC
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
800.789.ASIA

ACCOUNT SERVICES
Matthews Asia Funds
P.O. Box 534475
Pittsburgh, PA 15253-4475
800.789.ASIA

ADMINISTRATOR &
TRANSFER AGENT
BNY Mellon
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

LEGAL COUNSEL
Paul Hastings LLP
101 California Street, 48th Floor
San Francisco, CA 94111
P.O. Box 534475 | Pittsburgh, PA 15253-4475 | matthewsasia.com | 800.789.ASIA (2742)
Matthews Asia Funds are distributed in the United States by Foreside Funds Distributors LLC, Portland, Maine
Matthews Asia Funds are distributed in Latin America by Picton S. A.
N-CSR-MF-0625

Matthews Asia Active ETFs | Financial Statements and Other Information
June 30, 2025 |  matthewsasia.com

Matthews Emerging Markets Equity Active ETF (MEM)
Matthews Emerging Markets ex China Active ETF (MEMX)
Matthews Emerging Markets Sustainable Future Active ETF (EMSF)
Matthews Emerging Markets Discovery Active ETF (MEMS)*
Matthews Pacific Tiger Active ETF (ASIA)
Matthews Asia Innovators Active ETF (MINV)
Matthews China Active ETF (MCH)
Matthews China Discovery Active ETF (MCHS)*
Matthews India Active ETF (INDE)
Matthews Japan Active ETF (JPAN)
Matthews Korea Active ETF (MKOR)
Matthews Asia Dividend Active ETF (ADVE)

'25

Listed on the NYSE Arca
*Listed on NASDAQ

Matthews Emerging Markets Equity Active ETFJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 89.4%
	Shares	Value
China/Hong Kong: 28.4%
Tencent Holdings, Ltd.	34,000	$2,178,599
NetEase, Inc. ADR	7,340	987,817
Alibaba Group Holding, Ltd.	60,800	850,426
DiDi Global, Inc. ADR[b]	121,621	595,943
China Construction Bank Corp. H Shares	529,000	533,717
JD.com, Inc. Class A	32,550	530,337
PetroChina Co., Ltd. H Shares	600,000	515,924
BYD Co., Ltd. H Shares	33,000	514,968
China Merchants Bank Co., Ltd. A Shares	75,400	483,674
New China Life Insurance Co., Ltd. H Shares	84,100	457,997
JD.com, Inc. ADR	12,343	402,876
Yum China Holdings, Inc.	8,756	391,481
Ping An Insurance Group Co. of China, Ltd. H Shares	61,000	387,369
KE Holdings, Inc. ADR	21,286	377,614
China Overseas Property Holdings, Ltd.	540,000	376,968
Full Truck Alliance Co., Ltd. ADR	31,291	369,547
China Merchants Bank Co., Ltd. H Shares	49,500	345,869
Horizon Robotics[b]	412,200	340,787
Trip.com Group, Ltd. ADR	5,699	334,189
Meituan Class Bb,c,d	15,200	242,619
Midea Group Co., Ltd. A Shares	2,600	26,206
Total China/Hong Kong		11,244,927

India: 20.0%
HDFC Bank, Ltd. ADR	15,429	1,182,941
Shriram Finance, Ltd.	91,207	751,745
ICICI Bank, Ltd. ADR	21,163	711,923
Bharti Airtel, Ltd.	28,881	676,764
Max Financial Services, Ltd.[b]	27,530	528,739
TVS Motor Co., Ltd.	12,975	441,477
Mahindra & Mahindra, Ltd.	11,486	426,332
Axis Bank, Ltd.	30,073	420,517
Eicher Motors, Ltd.	6,247	412,035
Reliance Industries, Ltd.	23,287	407,468
Bajaj Finance, Ltd.	36,860	402,512
Lupin, Ltd.	16,333	369,092
Marico, Ltd.	40,334	339,730
Eternal, Ltd.[b]	100,088	308,282
Kotak Mahindra Bank, Ltd.	7,076	178,509
Tata Consumer Products, Ltd.	13,875	177,790
Dixon Technologies India, Ltd.[d]	890	155,491
Total India		7,891,347

Taiwan: 15.1%
Taiwan Semiconductor Manufacturing Co., Ltd.	111,000	4,027,797
Elite Material Co., Ltd.	20,000	603,861
Delta Electronics, Inc.	27,000	381,727
CTBC Financial Holding Co., Ltd.	239,000	357,535
Realtek Semiconductor Corp.	14,000	271,737
Alchip Technologies, Ltd.	2,000	211,899
Hon Hai Precision Industry Co., Ltd.	22,000	121,251
Total Taiwan		5,975,807

South Korea: 12.3%
Samsung Electronics Co., Ltd.	20,270	898,152
Hana Financial Group, Inc.	13,148	840,747
SK Hynix, Inc.	2,938	635,667
KB Financial Group, Inc.	6,613	543,407

	Shares	Value
NAVER Corp.	2,467	$479,837
Samsung Fire & Marine Insurance Co., Ltd.	1,434	461,141
SK Telecom Co., Ltd.	9,150	384,414
LG Chem, Ltd.	2,104	329,724
Classys, Inc.	5,873	272,849
Total South Korea		4,845,938

Brazil: 5.1%
Itau Unibanco Holding SA ADR	134,524	913,418
MercadoLibre, Inc.[b]	181	473,067
B3 SA - Brasil Bolsa Balcao	163,600	437,038
Rumo SA	58,000	196,916
Total Brazil		2,020,439

Mexico: 2.0%
Grupo Financiero Banorte SAB de CV Class O	46,748	424,424
Fomento Economico Mexicano SAB de CV ADR	3,493	359,709
Total Mexico		784,133

South Africa: 1.8%
Shoprite Holdings, Ltd.	24,805	386,565
Capitec Bank Holdings, Ltd.	1,566	312,910
Total South Africa		699,475

Indonesia: 1.2%
PT Bank Rakyat Indonesia Persero Tbk	1,121,300	258,310
PT Bank Central Asia Tbk	446,500	238,583
Total Indonesia		496,893

Philippines: 1.0%
Bank of the Philippine Islands	169,670	391,569
Total Philippines		391,569

Singapore: 0.7%
Singapore Telecommunications, Ltd.	98,200	294,527
Total Singapore		294,527

Thailand: 0.7%
CP ALL Public Co., Ltd.	192,100	260,004
Total Thailand		260,004

Vietnam: 0.6%
Military Commercial Joint Stock Bank	236,665	233,761
Total Vietnam		233,761

Macau: 0.5%
Galaxy Entertainment Group, Ltd.	49,000	217,535
Total Macau		217,535

TOTAL COMMON EQUITIES		35,356,355
(Cost $29,053,967)

Matthews Emerging Markets Equity Active ETFJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
SHORT-TERM INVESTMENTS: 7.1%
	Shares	Value
Money Market Funds: 7.1%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.22%[e]	2,795,375	$2,795,375
(Cost $2,795,375)

Total Investments: 96.5%		38,151,730
(Cost $31,849,342)
CASH AND OTHER ASSETS, LESS LIABILITIES: 3.5%		1,377,000
Net Assets: 100.0%		$39,528,730

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $242,619, which is 0.61% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of June 30, 2025.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews Emerging Markets ex China Active ETFJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.3%
	Shares	Value
Taiwan: 20.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,990	$3,848,065
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	653,156
Elite Material Co., Ltd.	17,000	513,282
Delta Electronics, Inc.	34,000	480,693
Poya International Co., Ltd.	27,000	463,988
E Ink Holdings, Inc.	47,000	355,573
MediaTek, Inc.	8,000	342,325
Alchip Technologies, Ltd.	3,000	317,849
Hon Hai Precision Industry Co., Ltd.	47,000	259,037
Total Taiwan		7,233,968

India: 20.3%
HDFC Bank, Ltd. ADR	11,205	859,087
ICICI Bank, Ltd. ADR	24,208	814,357
Bandhan Bank, Ltd.[b,c]	326,884	722,834
Bharti Airtel, Ltd.	23,738	556,249
Shriram Finance, Ltd.	61,124	503,796
Apollo Hospitals Enterprise, Ltd.	5,749	485,474
SBI Life Insurance Co., Ltd.[b,c]	22,178	475,394
Reliance Industries, Ltd.	27,156	475,167
Hindustan Unilever, Ltd.	16,065	429,836
Mahindra & Mahindra, Ltd.	11,101	412,042
Eicher Motors, Ltd.	5,468	360,655
Bajaj Finance, Ltd.	30,972	338,215
Marico, Ltd.	37,726	317,763
Eternal, Ltd.[d]	81,681	251,586
Infosys, Ltd. ADR	9,563	177,202
Total India		7,179,657

South Korea: 14.4%
Samsung Electronics Co., Ltd.	32,116	1,423,041
NAVER Corp.	3,106	604,123
SK Hynix, Inc.	2,727	590,015
KB Financial Group, Inc.	5,793	476,025
HD Hyundai Electric Co., Ltd.	1,174	441,033
Samsung Biologics Co., Ltd.[b,c,d]	558	410,148
Hugel, Inc.[d]	1,346	386,965
Hana Financial Group, Inc.	5,487	350,866
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	939	254,649
Hyundai Motor Co.	1,151	173,554
Total South Korea		5,110,419

Brazil: 8.6%
Vivara Participacoes SA	90,400	447,706
Rumo SA	129,700	440,346
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	20,000	436,545
Raia Drogasil SA	155,400	430,508
MercadoLibre, Inc.[d]	157	410,340
Localiza Rent a Car SA	43,500	322,951
Petroleo Brasileiro SA ADR	22,258	278,448
Itau Unibanco Holding SA ADR	39,598	268,870
Total Brazil		3,035,714

Indonesia: 3.6%
PT Indosat Tbk	4,863,000	626,035

	Shares	Value
PT Bank Mandiri Persero Tbk	1,342,300	$403,475
PT Sumber Alfaria Trijaya Tbk	1,725,400	254,001
Total Indonesia		1,283,511

South Africa: 3.6%
Absa Group, Ltd.	38,001	376,348
Discovery, Ltd.	28,829	348,454
Shoprite Holdings, Ltd.	21,482	334,779
Naspers, Ltd. N Shares	637	197,696
Total South Africa		1,257,277

Singapore: 3.5%
Grab Holdings, Ltd. Class Ad	116,323	585,105
DFI Retail Group Holdings, Ltd.	126,310	348,616
Sea, Ltd. ADR[d]	1,892	302,606
Total Singapore		1,236,327

Thailand: 3.4%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	660,900	422,862
CP ALL Public Co., Ltd.	303,300	410,511
Krungthai Card Public Co., Ltd.	518,100	382,494
Total Thailand		1,215,867

Malaysia: 3.1%
IHH Healthcare BHD	305,100	494,189
CIMB Group Holdings BHD	201,600	325,107
Gamuda BHD	245,600	279,403
Total Malaysia		1,098,699

Philippines: 2.7%
International Container Terminal Services, Inc.	50,340	367,295
Bank of the Philippine Islands	136,170	314,257
Jollibee Foods Corp.	71,420	273,864
Total Philippines		955,416

Mexico: 2.7%
Grupo Financiero Banorte SAB de CV Class O	40,250	365,429
Gentera SAB de CV	166,606	353,548
Fomento Economico Mexicano SAB de CV ADR	2,183	224,805
Total Mexico		943,782

Poland: 2.1%
Powszechna Kasa Oszczednosci Bank Polski SA	21,114	439,604
InPost SAd	18,773	310,717
Total Poland		750,321

Saudi Arabia: 2.0%
Saudi National Bank	37,648	362,577
Dr Sulaiman Al Habib Medical Services Group Co.	4,994	361,118
Total Saudi Arabia		723,695

Vietnam: 1.9%
Mobile World Investment Corp.	137,700	345,298
Asia Commercial Bank JSC	414,240	337,792
Total Vietnam		683,090

Matthews Emerging Markets ex China Active ETFJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

United Arab Emirates: 1.2%
ADNOC Drilling Co. PJSC	269,901	$418,867
Total United Arab Emirates		418,867

Peru: 1.2%
Cia de Minas Buenaventura SAA ADR	25,235	414,359
Total Peru		414,359

Greece: 1.0%
Piraeus Financial Holdings SA	52,983	365,826
Total Greece		365,826

United States: 1.0%
Freeport-McMoRan, Inc.	7,813	338,694
Total United States		338,694

Argentina: 0.9%
Grupo Financiero Galicia SA ADR	5,996	302,138
Total Argentina		302,138

Turkey: 0.6%
BIM Birlesik Magazalar AS	18,111	225,173
Total Turkey		225,173

TOTAL COMMON EQUITIES		34,772,800
(Cost $29,370,103)
SHORT-TERM INVESTMENTS: 1.9%
Money Market Funds: 1.9%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.22%[e]	657,279	657,279
(Cost $657,279)

Total Investments: 100.2%		35,430,079
(Cost $30,027,382)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.2%)		(58,276)
Net Assets: 100.0%		$35,371,803

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $1,608,376, which is 4.55% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Rate shown is the current yield as of June 30, 2025.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
PJSC	Public Joint Stock Co.
See accompanying notes to financial statements.

Matthews Emerging Markets Sustainable Future Active ETFJune 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 99.9%
	Shares	Value
China/Hong Kong: 30.2%
Meituan Class Ba,b,c	95,600	$1,525,947
Legend Biotech Corp. ADR[b]	39,941	1,417,506
JD Health International, Inc.[a,b,c]	257,250	1,409,140
Full Truck Alliance Co., Ltd. ADR	77,826	919,125
Alibaba Group Holding, Ltd.	46,500	650,408
Contemporary Amperex Technology Co., Ltd. A Shares	14,800	521,119
Medlive Technology Co., Ltd.[a,c]	197,000	368,403
Zhihu, Inc. ADR[b]	81,982	326,288
Lam Research Corp.	3,199	311,391
Hong Kong Exchanges & Clearing, Ltd.	5,500	293,427
Kanzhun, Ltd. ADR[b]	15,117	269,687
Silergy Corp.	21,000	255,563
BYD Co., Ltd. H Shares	12,000	187,261
Flat Glass Group Co., Ltd. H Shares	117,000	131,308
Centre Testing International Group Co., Ltd. A Shares	78,000	127,251
Total China/Hong Kong		8,713,824

India: 24.7%
Bandhan Bank, Ltd.[a,c]	987,376	2,183,372
Indus Towers, Ltd.[b]	201,534	989,575
Swiggy, Ltd.[b]	157,568	735,660
Mahindra & Mahindra, Ltd.	19,577	726,650
Shriram Finance, Ltd.	87,373	720,145
Phoenix Mills, Ltd.	28,461	518,278
Inox Wind, Ltd.[b]	235,519	481,529
NTPC Green Energy, Ltd.[b]	252,229	307,904
HDFC Asset Management Co., Ltd.[a,c]	3,571	216,184
UNO Minda, Ltd.	10,586	136,312
Marico, Ltd.	13,136	110,643
Total India		7,126,252

Taiwan: 16.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	42,000	1,524,031
Elite Material Co., Ltd.	25,000	754,827
Airtac International Group	16,000	477,064
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,103	476,308
Poya International Co., Ltd.	24,180	415,527
Andes Technology Corp.[b]	41,000	414,042
M31 Technology Corp.	21,800	391,791
AURAS Technology Co., Ltd.	13,000	285,260
Total Taiwan		4,738,850

Brazil: 6.2%
YDUQS Participacoes SA	252,100	761,679
B3 SA - Brasil Bolsa Balcao	188,900	504,624
NU Holdings, Ltd. Class Ab	20,489	281,109
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	10,800	235,734
Total Brazil		1,783,146

South Korea: 5.9%
Eugene Technology Co., Ltd.	18,173	526,500
HD Hyundai Electric Co., Ltd.	1,398	525,182
SK Square Co., Ltd.[b]	3,010	408,143

	Shares	Value
Samsung SDI Co., Ltd.	1,828	$234,054
Total South Korea		1,693,879

Poland: 2.6%
InPost SAb	35,514	587,803
Jeronimo Martins SGPS SA	6,411	161,649
Total Poland		749,452

United States: 1.9%
Micron Technology, Inc.	4,498	554,378
Total United States		554,378

South Africa: 1.9%
Nedbank Group, Ltd.	39,249	536,792
Total South Africa		536,792

Romania: 1.8%
Banca Transilvania SA	74,549	533,440
Total Romania		533,440

Greece: 1.6%
Piraeus Financial Holdings SA	67,665	467,199
Total Greece		467,199

Jordan: 1.4%
Hikma Pharmaceuticals PLC	14,411	392,593
Total Jordan		392,593

Indonesia: 1.3%
PT Bank Rakyat Indonesia Persero Tbk	1,592,400	366,836
Total Indonesia		366,836

Turkey: 1.2%
Akbank TAS	199,971	342,720
Total Turkey		342,720

Kazakhstan: 0.9%
Kaspi.KZ JSC ADR	3,175	269,526
Total Kazakhstan		269,526

Philippines: 0.8%
Security Bank Corp.	194,430	237,127
Total Philippines		237,127

Chile: 0.5%
Aguas Andinas SA Class A	372,080	135,530
Total Chile		135,530

Vietnam: 0.4%
Nam Long Investment Corp.	70,900	106,131
Total Vietnam		106,131

Matthews Emerging Markets Sustainable Future Active ETFJune 30, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Saudi Arabia: 0.2%
Saudi Tadawul Group Holding Co.	1,190	$55,970
Total Saudi Arabia		55,970

TOTAL COMMON EQUITIES		28,803,645
(Cost $24,754,472)
PREFERRED EQUITIES: 0.4%
South Korea: 0.4%
Samsung SDI Co., Ltd., Pfd.	1,649	124,384
Total South Korea		124,384

TOTAL PREFERRED EQUITIES		124,384
(Cost $207,512)
SHORT-TERM INVESTMENTS: 0.5%
Money Market Funds: 0.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.22%[d]	137,771	137,771
(Cost $137,771)

Total Investments: 100.8%		29,065,800
(Cost $25,099,755)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.8%)		(238,519)
Net Assets: 100.0%		$28,827,281

a
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $5,703,046, which is 19.78% of net assets.

b	Non-income producing security.
c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of June 30, 2025.
ADR	American Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred
See accompanying notes to financial statements.

Matthews Emerging Markets Discovery Active ETFJune 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 100.1%
	Shares	Value
India: 26.4%
Bandhan Bank, Ltd.[a,b]	669,962	$1,481,478
Radico Khaitan, Ltd.	14,337	437,533
Cartrade Tech, Ltd.[c]	20,555	407,625
Shriram Finance, Ltd.	43,823	361,197
Phoenix Mills, Ltd.	17,822	324,541
Inox Wind, Ltd.[c]	146,119	298,746
Finolex Cables, Ltd.	23,822	272,109
UNO Minda, Ltd.	20,293	261,305
Action Construction Equipment, Ltd.	16,225	230,548
Rainbow Children’s Medicare, Ltd.	11,178	203,592
Bharti Hexacom, Ltd.	7,999	182,132
GE Vernova T&D India, Ltd.	6,282	172,953
Senco Gold, Ltd.	41,520	166,182
Zinka Logistics Solutions, Ltd.[c]	30,063	152,839
Total India		4,952,780

China/Hong Kong: 18.8%
Legend Biotech Corp. ADR[c]	25,454	903,362
Full Truck Alliance Co., Ltd. ADR	36,869	435,423
Zhihu, Inc. ADR[c]	78,138	310,989
Medlive Technology Co., Ltd.[a,b]	151,000	282,380
Proya Cosmetics Co., Ltd. A Shares	19,800	228,844
Silergy Corp.	17,000	206,884
Tongcheng Travel Holdings, Ltd.[b]	71,600	178,590
Xtep International Holdings, Ltd.	234,500	168,183
Flat Glass Group Co., Ltd. H Shares	109,000	122,330
Kanzhun, Ltd. ADR[c]	6,730	120,063
Ever Sunshine Services Group, Ltd.[b]	450,000	116,943
Kingsoft Corp., Ltd.	22,400	116,708
Hongfa Technology Co., Ltd. A Shares	33,740	105,085
Centre Testing International Group Co., Ltd. A Shares	58,200	94,949
Beijing Capital International Airport Co., Ltd. H Shares[c]	230,000	86,726
Central China Securities Co., Ltd. H Shares[b]	235,000	54,783
Total China/Hong Kong		3,532,242

Taiwan: 13.3%
Elite Material Co., Ltd.	12,000	362,317
Poya International Co., Ltd.	21,040	361,566
M31 Technology Corp.	19,600	352,252
AURAS Technology Co., Ltd.	12,000	263,316
Wiwynn Corp.	3,000	259,825
Gold Circuit Electronics, Ltd.	23,000	232,268
Airtac International Group	7,000	208,716
Andes Technology Corp.[c]	17,000	171,676
Fortune Electric Co., Ltd.	8,000	154,183
Yageo Corp.	6,000	99,617
AP Memory Technology Corp.	4,000	40,942
Total Taiwan		2,506,678

South Korea: 11.5%
Hugel, Inc.[c]	3,346	961,950
Eugene Technology Co., Ltd.	11,082	321,063
HD Hyundai Co., Ltd.	2,740	262,915
BGF Retail Co., Ltd.	2,329	208,809
C&C International Co., Ltd.	7,746	192,272
SNT Holdings Co., Ltd.	2,012	86,467
SNT Dynamics Co., Ltd.	2,159	82,546

	Shares	Value
Solus Advanced Materials Co., Ltd.	5,937	$35,677
Advanced Nano Products Co., Ltd.	489	18,153
Total South Korea		2,169,852

Brazil: 7.8%
YDUQS Participacoes SA	171,300	517,555
Grupo SBF SA	189,800	424,262
Vivara Participacoes SA	54,900	271,892
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	340,900	261,085
Total Brazil		1,474,794

South Africa: 3.9%
We Buy Cars Holdings, Ltd.	134,433	453,122
Old Mutual, Ltd.	424,246	288,142
Total South Africa		741,264

Vietnam: 3.2%
FPT Corp.	47,900	216,756
Mobile World Investment Corp.	74,700	187,318
Military Commercial Joint Stock Bank	166,710	164,665
Nam Long Investment Corp.	27,200	40,716
Total Vietnam		609,455

Philippines: 2.3%
GT Capital Holdings, Inc.	29,250	298,056
Security Bank Corp.	103,280	125,960
Total Philippines		424,016

Chile: 2.2%
Parque Arauco SA	86,210	181,485
Banco de Credito e Inversiones SA	2,287	96,388
Aguas Andinas SA Class A	262,858	95,746
Lundin Mining Corp.	3,500	36,731
Total Chile		410,350

Poland: 1.9%
InPost SAc	21,798	360,785
Total Poland		360,785

Georgia: 1.5%
TBC Bank Group PLC	4,497	285,939
Total Georgia		285,939

Mexico: 1.5%
Gentera SAB de CV	128,900	273,534
Total Mexico		273,534

Greece: 1.4%
Piraeus Financial Holdings SA	38,609	266,580
Total Greece		266,580

Turkey: 1.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	88,575	206,894
Total Turkey		206,894

Matthews Emerging Markets Discovery Active ETFJune 30, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Indonesia: 1.0%
PT Mitra Adiperkasa Tbk	1,394,900	$101,385
PT GoTo Gojek Tokopedia Tbk[c]	22,695,000	81,078
Total Indonesia		182,463

Panama: 0.9%
Banco Latinoamericano de Comercio Exterior SA E Shares	4,043	162,933
Total Panama		162,933

Saudi Arabia: 0.8%
Saudi Tadawul Group Holding Co.	1,593	74,925
Seera Group Holding[c]	9,674	65,465
Total Saudi Arabia		140,390

Bangladesh: 0.6%
BRAC Bank PLC	258,725	106,884
Total Bangladesh		106,884

Total Investments: 100.1%		18,807,833
(Cost $17,126,999)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.1%)		(10,798)
Net Assets: 100.0%		$18,797,035

a
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $1,763,858, which is 9.38% of net assets.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c	Non-income producing security.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews Pacific Tiger Active ETFJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 96.4%
	Shares	Value
China/Hong Kong: 32.6%
Tencent Holdings, Ltd.	33,200	$2,127,338
Alibaba Group Holding, Ltd.	97,640	1,365,716
China Merchants Bank Co., Ltd. H Shares	146,000	1,020,140
Hong Kong Exchanges & Clearing, Ltd.	14,300	762,910
AIA Group, Ltd.	72,800	652,882
Ping An Insurance Group Co. of China, Ltd. H Shares	87,500	555,653
New China Life Insurance Co., Ltd. H Shares	101,100	550,576
BYD Co., Ltd. H Shares	28,500	444,745
DiDi Global, Inc. ADR[b]	89,837	440,201
Zhejiang Sanhua Intelligent Controls Co., Ltd. A Shares	100,400	369,747
China Merchants Bank Co., Ltd. A Shares	57,000	365,642
Midea Group Co., Ltd. A Shares	33,900	341,690
Kweichow Moutai Co., Ltd. A Shares	1,700	334,515
GF Securities Co., Ltd. H Shares	181,600	304,903
PDD Holdings, Inc. ADR[b]	2,842	297,444
Meituan Class Bb,c,d	17,900	285,716
Trip.com Group, Ltd.	4,900	284,637
WuXi AppTec Co., Ltd. H Shares[c,d]	27,300	273,522
China Resources Land, Ltd.	77,000	260,917
Hongfa Technology Co., Ltd. A Shares	81,900	254,998
Techtronic Industries Co., Ltd.	14,500	159,408
KE Holdings, Inc. A Shares	23,800	143,710
Aier Eye Hospital Group Co., Ltd. A Shares	52,069	90,717
Longfor Group Holdings, Ltd.[c,d]	74,000	87,292
JD.com, Inc. Class A	5,350	87,167
Total China/Hong Kong		11,862,186

Taiwan: 21.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,967	2,936,896
Taiwan Semiconductor Manufacturing Co., Ltd.	40,000	1,451,458
Delta Electronics, Inc.	43,000	607,935
ASMedia Technology, Inc.	6,000	392,304
Quanta Computer, Inc.	39,000	366,476
Cathay Financial Holding Co., Ltd.	160,000	343,968
MediaTek, Inc.	8,000	342,325
Accton Technology Corp.	12,000	299,877
Elite Material Co., Ltd.	9,000	271,738
Wiwynn Corp.	3,000	259,825
Alchip Technologies, Ltd.	2,000	211,899
Hon Hai Precision Industry Co., Ltd.	34,000	187,389
E Ink Holdings, Inc.	13,000	98,350
Total Taiwan		7,770,440

India: 17.2%
Bharti Airtel, Ltd.	42,806	1,003,066
Eternal, Ltd.[b]	295,598	910,474
HDFC Bank, Ltd.	28,347	661,573
ICICI Bank, Ltd.	33,337	562,018
Cummins India, Ltd.	13,978	554,067
Mahindra & Mahindra, Ltd.	12,841	476,626
Sun Pharmaceutical Industries, Ltd.	18,849	368,298
Godrej Consumer Products, Ltd.	26,475	363,784
Infosys, Ltd.	17,296	323,050
Cholamandalam Investment and Finance Co., Ltd.	14,897	282,793
HDFC Asset Management Co., Ltd.[c,d]	2,933	177,560

	Shares	Value
Dixon Technologies India, Ltd.[d]	944	$164,925
ICICI Bank, Ltd. ADR	4,160	139,942
Max Healthcare Institute, Ltd.	7,465	111,070
MakeMyTrip, Ltd.[b]	1,037	101,647
Infosys, Ltd. ADR	3,738	69,265
Total India		6,270,158

South Korea: 14.1%
KB Financial Group, Inc.	14,252	1,171,122
Samsung Electronics Co., Ltd.	25,155	1,114,603
SK Hynix, Inc.	4,590	993,094
NAVER Corp.	1,997	388,421
Samsung Biologics Co., Ltd.[b,c,d]	414	304,303
Samsung C&T Corp.	2,057	245,999
HD Hyundai Electric Co., Ltd.	613	230,284
Classys, Inc.	4,799	222,953
HD Hyundai Heavy Industries Co., Ltd.	696	220,981
Hyundai Motor Co.	873	131,636
Krafton, Inc.[b]	387	104,091
Total South Korea		5,127,487

Singapore: 5.8%
Sea, Ltd. ADR[b]	5,762	921,574
DBS Group Holdings, Ltd.	20,600	726,374
Grab Holdings, Ltd. Class Ab	89,164	448,495
Total Singapore		2,096,443

Indonesia: 1.5%
PT Bank Central Asia Tbk	1,036,500	553,843
Total Indonesia		553,843

Malaysia: 1.3%
CIMB Group Holdings BHD	180,600	291,242
Telekom Malaysia BHD	113,900	177,187
Total Malaysia		468,429

Philippines: 1.0%
Bank of the Philippine Islands	161,830	373,476
Total Philippines		373,476

Thailand: 0.8%
Central Pattana Public Co., Ltd.	216,000	307,302
Total Thailand		307,302

Vietnam: 0.8%
FPT Corp.	34,850	157,702
Asia Commercial Bank JSC	181,125	147,699
Total Vietnam		305,401

TOTAL COMMON EQUITIES		35,135,165
(Cost $28,419,786)

Matthews Pacific Tiger Active ETFJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
SHORT-TERM INVESTMENTS: 2.6%
	Shares	Value
Money Market Funds: 2.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.22%[e]	925,022	$925,022
(Cost $925,022)

Total Investments: 99.0%		36,060,187
(Cost $29,344,808)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.0%		372,503
Net Assets: 100.0%		$36,432,690

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $1,128,393, which is 3.10% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of June 30, 2025.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
See accompanying notes to financial statements.

Matthews Asia Innovators Active ETFJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.2%
	Shares	Value
China/Hong Kong: 39.8%
Tencent Holdings, Ltd.	59,900	$3,838,178
Alibaba Group Holding, Ltd.	136,400	1,907,862
PDD Holdings, Inc. ADR[b]	17,683	1,850,703
Xiaomi Corp. Class Bb,c,d	170,000	1,298,280
BYD Co., Ltd. H Shares	81,000	1,264,013
NAURA Technology Group Co., Ltd. A Shares	19,800	1,222,334
Trip.com Group, Ltd. ADR	20,496	1,201,885
DiDi Global, Inc. ADR[b]	237,523	1,163,863
Tencent Music Entertainment Group ADR	54,929	1,070,566
WuXi AppTec Co., Ltd. H Shares[c,d]	92,100	922,760
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	28,500	894,212
Innovent Biologics, Inc.[b,c,d]	87,500	873,885
Contemporary Amperex Technology Co., Ltd. A Shares	24,700	869,706
Kuaishou Technology[b,c,d]	100,200	807,982
Kingdee International Software Group Co., Ltd.[b]	386,000	759,215
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	147,800	691,012
Kanzhun, Ltd. ADR[b]	37,231	664,201
Meituan Class Bb,c,d	41,200	657,626
Full Truck Alliance Co., Ltd. ADR	53,916	636,748
KE Holdings, Inc. A Shares	99,100	598,387
Giant Biogene Holding Co., Ltd.[c,d]	79,400	583,615
Advanced Micro-Fabrication Equipment, Inc. China A Shares	19,694	501,206
Futu Holdings, Ltd. ADR	3,233	399,567
Ping An Insurance Group Co. of China, Ltd. H Shares	58,000	368,319
Zhejiang Sanhua Intelligent Controls Co., Ltd.[b]	103,700	332,236
Total China/Hong Kong		25,378,361

India: 19.8%
Eternal, Ltd.[b]	961,968	2,962,965
MakeMyTrip, Ltd.[b]	21,241	2,082,043
Reliance Industries, Ltd.	65,823	1,151,749
Bharti Airtel, Ltd.	47,499	1,113,036
Delhivery, Ltd.[b]	229,203	1,023,075
ICICI Bank, Ltd.	51,725	872,015
Mahindra & Mahindra, Ltd.	18,705	694,284
Bajaj Finance, Ltd.	62,290	680,207
HDFC Asset Management Co., Ltd.[c,d]	10,650	644,737
HDFC Bank, Ltd.	21,991	513,235
Sun Pharmaceutical Industries, Ltd.	25,567	499,564
Cholamandalam Investment and Finance Co., Ltd.	19,765	375,203
Total India		12,612,113

Taiwan: 17.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	189,000	6,858,141
MediaTek, Inc.	19,000	813,022
Alchip Technologies, Ltd.	7,000	741,647
Delta Electronics, Inc.	50,000	706,901
Chroma ATE, Inc.	45,000	681,655
ASPEED Technology, Inc.	4,000	649,733
Accton Technology Corp.	13,000	324,867
Lotes Co., Ltd.	7,000	323,497
Total Taiwan		11,099,463

South Korea: 14.0%
Samsung Electronics Co., Ltd.	50,110	2,220,345

	Shares	Value
SK Hynix, Inc.	6,755	$1,461,514
Kakao Corp.	24,532	1,090,634
Coupang, Inc.[b]	31,059	930,528
Hanwha Aerospace Co., Ltd.	1,366	858,305
Samsung C&T Corp.	6,229	744,932
Hyundai Motor Co.	4,299	648,226
Samsung Biologics Co., Ltd.[b,c,d]	846	621,838
NAVER Corp.	1,722	334,933
Total South Korea		8,911,255

Singapore: 7.5%
Sea, Ltd. ADR[b]	22,168	3,545,550
Grab Holdings, Ltd. Class Ab	245,060	1,232,652
Total Singapore		4,778,202

Vietnam: 0.7%
FPT Corp.	95,270	431,114
Total Vietnam		431,114

TOTAL COMMON EQUITIES		63,210,508
(Cost $46,913,030)
RIGHTS: 0.0%
South Korea: 0.0%
Hanwha Aerospace Co., Ltd. Rights, Expires 07/07/25[b]	86	10,450
Total South Korea		10,450

TOTAL RIGHTS		10,450
(Cost $0)
SHORT-TERM INVESTMENTS: 0.9%
Money Market Funds: 0.9%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.22%[e]	601,660	601,660
(Cost $601,660)

Total Investments: 100.1%		63,822,618
(Cost $47,514,690)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.1%)		(81,831)
Net Assets: 100.0%		$63,740,787

Matthews Asia Innovators Active ETFJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $6,410,723, which is 10.06% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of June 30, 2025.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews China Active ETFJune 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 97.2%
	Shares	Value
Consumer Discretionary: 27.5%
Broadline Retail: 15.1%
Alibaba Group Holding, Ltd.	117,700	$1,646,301
JD.com, Inc. Class A	46,450	756,810
PDD Holdings, Inc. ADR[a]	6,787	710,327
		3,113,438
Hotels, Restaurants & Leisure: 6.6%
Meituan Class Ba,b,c	38,810	619,477
Galaxy Entertainment Group, Ltd.	70,000	310,764
Luckin Coffee, Inc. ADR[a]	6,061	225,893
Trip.com Group, Ltd. ADR	3,305	193,805
		1,349,939
Household Durables: 3.6%
Man Wah Holdings, Ltd.	529,600	290,774
Midea Group Co., Ltd. A Shares	27,300	275,167
Hisense Home Appliances Group Co., Ltd. H Shares	64,000	174,471
		740,412
Automobiles: 2.2%
BYD Co., Ltd. H Shares	28,500	444,745
Total Consumer Discretionary		5,648,534

Financials: 25.3%
Banks: 9.5%
China Construction Bank Corp. H Shares	946,000	954,435
China Merchants Bank Co., Ltd. A Shares	78,300	502,277
China Merchants Bank Co., Ltd. H Shares	70,500	492,602
		1,949,314
Insurance: 8.2%
Ping An Insurance Group Co. of China, Ltd. H Shares	95,500	606,455
New China Life Insurance Co., Ltd. H Shares	104,000	566,370
China Life Insurance Co., Ltd. H Shares	216,000	518,400
		1,691,225
Capital Markets: 6.5%
China International Capital Corp., Ltd. H Shares[b,c]	186,400	420,291
China Merchants Securities Co., Ltd. H Shares[b,c]	191,200	345,378
East Money Information Co., Ltd. A Shares	81,140	262,003
Hong Kong Exchanges & Clearing, Ltd.	3,700	197,396
Hithink RoyalFlush Information Network Co., Ltd. A Shares	2,900	110,528
		1,335,596
Consumer Finance: 1.1%
Qifu Technology, Inc. ADR	5,373	232,973
Total Financials		5,209,108

Communication Services: 14.7%
Interactive Media & Services: 11.7%
Tencent Holdings, Ltd.	30,300	1,941,516
Kuaishou Technology[a,b,c]	41,500	334,643
Baidu, Inc. Class Aa	12,250	130,225
		2,406,384

	Shares	Value
Entertainment: 2.5%
NetEase, Inc.	9,200	$247,286
Kingsoft Corp., Ltd.	29,600	154,222
Tencent Music Entertainment Group ADR	5,907	115,127
		516,635
Media: 0.5%
Focus Media Information Technology Co., Ltd. A Shares	93,111	94,890
Total Communication Services		3,017,909

Industrials: 8.5%
Electrical Equipment: 3.6%
Contemporary Amperex Technology Co., Ltd. A Shares	11,400	401,403
Hongfa Technology Co., Ltd. A Shares	61,600	191,856
Sungrow Power Supply Co., Ltd. A Shares	16,000	151,375
		744,634
Ground Transportation: 2.9%
DiDi Global, Inc. ADR[a]	120,644	591,155
Machinery: 1.0%
Neway Valve Suzhou Co., Ltd. A Shares	31,600	137,506
Yutong Bus Co., Ltd. A Shares	22,800	79,128
		216,634
Air Freight & Logistics: 1.0%
JD Logistics, Inc.[a,b,c]	121,700	203,712
Total Industrials		1,756,135

Information Technology: 6.5%
Semiconductors & Semiconductor Equipment: 3.2%
OmniVision Integrated Circuits Group, Inc. A Shares	25,100	447,292
Cambricon Technologies Corp., Ltd. A Shares[a]	1,503	126,209
NAURA Technology Group Co., Ltd. A Shares	1,387	85,625
		659,126
Communications Equipment: 1.5%
Suzhou TFC Optical Communication Co., Ltd. A Shares	20,104	224,078
BYD Electronic International Co., Ltd.	20,500	83,044
		307,122
Electronic Equipment, Instruments & Components: 0.9%
Foxconn Industrial Internet Co., Ltd. A Shares	51,600	154,012
Luxshare Precision Industry Co., Ltd. A Shares	6,400	30,994
		185,006
Technology Hardware, Storage & Peripherals: 0.9%
Lenovo Group, Ltd.	148,000	177,600
Total Information Technology		1,328,854

Real Estate: 4.1%
Real Estate Management & Development: 4.1%
China Overseas Property Holdings, Ltd.	320,000	223,388
KE Holdings, Inc. ADR	12,326	218,663
CIFI Holdings Group Co., Ltd.[a]	3,908,000	124,459

Matthews China Active ETFJune 30, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Longfor Group Holdings, Ltd.[b,c]	102,500	$120,911
Yuexiu Property Co., Ltd.	159,000	87,096
China Overseas Grand Oceans Group, Ltd.	163,000	36,960
Times China Holdings, Ltd.[a]	1,324,000	32,383
Total Real Estate		843,860

Consumer Staples: 3.6%
Beverages: 3.1%
Wuliangye Yibin Co., Ltd. A Shares	27,400	454,809
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	7,600	187,147
		641,956
Food Products: 0.5%
Guangdong Haid Group Co., Ltd. A Shares	12,700	103,878
Total Consumer Staples		745,834

Health Care: 2.7%
Biotechnology: 1.4%
Innovent Biologics, Inc.[a,b,c]	28,500	284,637
Pharmaceuticals: 1.0%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. A Shares	48,880	213,449
Health Care Providers & Services: 0.3%
Aier Eye Hospital Group Co., Ltd. A Shares	37,800	65,857
Total Health Care		563,943

Materials: 2.2%
Metals & Mining: 1.5%
CMOC Group, Ltd. H Shares	246,000	250,074
MMG, Ltd.[a]	128,000	62,451
		312,525
Chemicals: 0.7%
Wanhua Chemical Group Co., Ltd. A Shares	19,400	146,953
Total Materials		459,478

Energy: 2.1%
Oil, Gas & Consumable Fuels: 1.6%
PetroChina Co., Ltd. H Shares	386,000	331,911

	Shares	Value
Energy Equipment & Services: 0.5%
China Oilfield Services, Ltd. H Shares	122,000	$100,086
Total Energy		431,997

TOTAL COMMON EQUITIES		20,005,652
(Cost $20,040,447)
SHORT-TERM INVESTMENTS: 2.4%
Money Market Funds: 2.4%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.22%[d]	489,913	489,913
(Cost $489,913)

Total Investments: 99.6%		20,495,565
(Cost $20,530,360)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		83,969
Net Assets: 100.0%		$20,579,534

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $2,329,049, which is 11.32% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Rate shown is the current yield as of June 30, 2025.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews China Discovery Active ETFJune 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 86.5%
	Shares	Value
Consumer Discretionary: 20.3%
Hotels, Restaurants & Leisure: 10.0%
Atour Lifestyle Holdings, Ltd. ADR	2,332	$75,813
DPC Dash, Ltd.[a]	5,600	73,264
Tongcheng Travel Holdings, Ltd.[b]	25,200	62,855
Chagee Holdings, Ltd. ADR[a]	698	18,225
		230,157
Automobile Components: 5.5%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	12,500	58,442
Minth Group, Ltd.	16,000	45,656
CALB Group Co., Ltd.[a,b,c]	10,600	23,090
		127,188
Textiles, Apparel & Luxury Goods: 2.6%
Crystal International Group, Ltd.[b,c]	43,500	25,879
Xtep International Holdings, Ltd.	31,000	22,233
Samsonite Group SAb,c	6,900	12,833
		60,945
Household Durables: 2.2%
Hisense Home Appliances Group Co., Ltd. H Shares	11,000	29,987
Jason Furniture Hangzhou Co., Ltd. A Shares	5,700	20,307
		50,294
Total Consumer Discretionary		468,584

Industrials: 16.7%
Electrical Equipment: 7.0%
Shenzhen Megmeet Electrical Co., Ltd. A Shares	6,800	47,598
Hongfa Technology Co., Ltd. A Shares	13,860	43,168
Hongfa Technology Co., Ltd. A Shares	12,460	38,795
Xuji Electric Co., Ltd. A Shares	10,600	32,215
		161,776
Ground Transportation: 2.5%
Full Truck Alliance Co., Ltd. ADR	4,947	58,424
Commercial Services & Supplies: 2.0%
China Everbright Environment Group, Ltd.	95,000	46,229
Marine Transportation: 1.8%
SITC International Holdings Co., Ltd.	13,000	41,650
Construction & Engineering: 1.5%
Sinopec Engineering Group Co., Ltd. H Shares	44,500	33,899
Machinery: 1.5%
Yangzijiang Shipbuilding Holdings, Ltd.	19,200	33,466
Professional Services: 0.4%
Centre Testing International Group Co., Ltd. A Shares	6,300	10,278
Total Industrials		385,722

Information Technology: 15.8%
Electronic Equipment, Instruments & Components: 7.6%
Wasion Holdings, Ltd.	46,000	48,872
Xiamen Faratronic Co., Ltd. A Shares	2,800	42,642
Kingboard Laminates Holdings, Ltd.	28,500	34,708

	Shares	Value
Elite Material Co., Ltd.	1,000	$30,193
FIT Hon Teng, Ltd.[a,b,c]	69,000	20,656
		177,071
Software: 3.2%
Kingdee International Software Group Co., Ltd.[a]	16,000	31,470
ZWSOFT Co., Ltd. Guangzhou A Shares	2,489	22,383
Tuya, Inc. ADR	8,553	19,757
		73,610
Semiconductors & Semiconductor Equipment: 2.9%
ACM Research, Inc. Class Aa	2,572	66,615
IT Services: 2.1%
SUNeVision Holdings, Ltd.	50,000	48,153
Total Information Technology		365,449

Communication Services: 9.3%
Entertainment: 5.4%
NetEase Cloud Music, Inc.[a,b,c]	3,400	104,382
Maoyan Entertainment[b,c]	23,000	21,360
		125,742
Interactive Media & Services: 3.9%
Meitu, Inc.[b,c]	43,500	50,039
Kanzhun, Ltd. ADR[a]	1,507	26,885
Kuaishou Technology[a,b,c]	1,500	12,095
		89,019
Total Communication Services		214,761

Health Care: 7.2%
Biotechnology: 2.7%
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[a]	1,500	62,522
Health Care Equipment & Supplies: 1.9%
AK Medical Holdings, Ltd.[b,c]	24,000	18,313
Shanghai Conant Optical Co., Ltd. H Shares	3,000	14,293
Microport Scientific Corp.[a]	11,600	12,945
		45,551
Pharmaceuticals: 1.9%
HUTCHMED China, Ltd.[a]	14,500	43,500
Health Care Technology: 0.7%
Medlive Technology Co., Ltd.[b,c]	8,500	15,896
Total Health Care		167,469

Real Estate: 4.8%
Real Estate Management & Development: 4.8%
China Overseas Property Holdings, Ltd.	65,000	45,376
Yuexiu Property Co., Ltd.	68,000	37,248
Greentown China Holdings, Ltd.	24,000	28,892
Total Real Estate		111,516

Consumer Staples: 4.0%
Personal Care Products: 1.6%
Giant Biogene Holding Co., Ltd.[b,c]	3,000	22,051
Eternal Beauty Holdings, Ltd.[a]	63,000	16,372
		38,423

Matthews China Discovery Active ETFJune 30, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Consumer Staples Distribution & Retail: 1.2%
Yifeng Pharmacy Chain Co., Ltd. A Shares	8,200	$28,012
Beverages: 1.2%
Beijing Yanjing Brewery Co., Ltd. A Shares	15,000	27,076
Total Consumer Staples		93,511

Materials: 3.7%
Chemicals: 3.0%
Sunresin New Materials Co., Ltd. A Shares	6,400	44,941
Dongyue Group, Ltd.	11,000	14,685
Anhui Jinhe Industrial Co., Ltd. A Shares	3,200	10,521
		70,147
Metals & Mining: 0.7%
MMG, Ltd.[a]	32,800	16,003
Total Materials		86,150

Energy: 2.7%
Energy Equipment & Services: 2.7%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	12,900	63,031
Total Energy		63,031

Utilities: 2.0%
Gas Utilities: 2.0%
ENN Natural Gas Co., Ltd. A Shares	17,200	45,382
Total Utilities		45,382

TOTAL COMMON EQUITIES		2,001,575
(Cost $1,678,924)
SHORT-TERM INVESTMENTS: 13.0%
	Shares	Value
Money Market Funds: 13.0%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.22%[d]	299,152	$299,152
(Cost $299,152)

Total Investments: 99.5%		2,300,727
(Cost $1,978,076)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.5%		12,687
Net Assets: 100.0%		$2,313,414

a	Non-income producing security.
b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $326,594, which is 14.12% of net assets.

d	Rate shown is the current yield as of June 30, 2025.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews India Active ETFJune 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 103.2%
	Shares	Value
Financials: 36.4%
Banks: 20.4%
HDFC Bank, Ltd.	49,454	$1,154,176
ICICI Bank, Ltd.	54,323	915,814
Kotak Mahindra Bank, Ltd.	11,643	293,722
Axis Bank, Ltd.	20,017	279,902
State Bank of India	15,183	145,235
Federal Bank, Ltd.	45,245	112,437
HDFC Bank, Ltd. ADR	674	51,676
		2,952,962
Consumer Finance: 11.9%
Shriram Finance, Ltd.	82,762	682,140
Bajaj Finance, Ltd.	58,440	638,165
Cholamandalam Investment and Finance Co., Ltd.	21,296	404,267
		1,724,572
Insurance: 3.1%
Max Financial Services, Ltd.[a]	13,350	256,399
ICICI Lombard General Insurance Co., Ltd.[b,c]	4,233	100,701
PB Fintech, Ltd.[a]	4,152	88,303
		445,403
Capital Markets: 1.0%
Nippon Life India Asset Management, Ltd.[b,c]	8,091	75,481
360 ONE WAM, Ltd.	5,233	72,887
		148,368
Total Financials		5,271,305

Consumer Discretionary: 22.5%
Hotels, Restaurants & Leisure: 11.4%
Eternal, Ltd.[a]	263,164	810,573
Swiggy, Ltd.[a]	135,536	632,796
Le Travenues Technology, Ltd.[a,c]	100,526	206,175
		1,649,544
Automobiles: 5.0%
Mahindra & Mahindra, Ltd.	10,753	399,125
TVS Motor Co., Ltd.	5,338	181,626
Maruti Suzuki India, Ltd.	953	137,794
		718,545
Specialty Retail: 2.7%
Thanga Mayil Jewellery, Ltd.	18,073	392,439
Textiles, Apparel & Luxury Goods: 2.4%
Campus Activewear, Ltd.	67,978	221,547
Titan Co., Ltd.	2,836	122,031
		343,578
Household Durables: 1.0%
Crompton Greaves Consumer Electricals, Ltd.	35,017	145,013
Total Consumer Discretionary		3,249,119

Industrials: 9.2%
Construction & Engineering: 2.2%
Techno Electric & Engineering Co., Ltd.	16,736	312,258

	Shares	Value
Electrical Equipment: 1.6%
Elecon Engineering Co., Ltd.	11,735	$89,586
ABB India, Ltd.	999	70,830
TD Power Systems, Ltd.	10,957	63,818
		224,234
Building Products: 1.4%
Prince Pipes & Fittings, Ltd.	47,452	203,342
Machinery: 1.0%
Cummins India, Ltd.	1,971	78,128
Thermax, Ltd.	1,804	71,926
		150,054
Passenger Airlines: 1.0%
InterGlobe Aviation, Ltd.[a,b,c]	2,139	149,064
Professional Services: 1.0%
Latent View Analytics, Ltd.[a]	29,690	142,461
Transportation Infrastructure: 0.6%
Gujarat Pipavav Port, Ltd.	48,541	91,422
Air Freight & Logistics: 0.4%
Delhivery, Ltd.[a]	11,699	52,220
Total Industrials		1,325,055

Consumer Staples: 8.9%
Food Products: 3.9%
Marico, Ltd.	38,044	320,442
Tata Consumer Products, Ltd.	10,340	132,493
Britannia Industries, Ltd.	1,600	109,161
		562,096
Personal Care Products: 3.6%
Hindustan Unilever, Ltd.	8,905	238,263
Colgate-Palmolive India, Ltd.	4,470	125,463
Honasa Consumer, Ltd.[a]	26,045	94,359
Godrej Consumer Products, Ltd.	5,054	69,445
		527,530
Tobacco: 0.9%
ITC, Ltd.	26,790	130,092
Beverages: 0.5%
Varun Beverages, Ltd.	12,989	69,299
Total Consumer Staples		1,289,017

Information Technology: 8.7%
IT Services: 7.1%
Infosys, Ltd.	28,347	529,457
Tata Consultancy Services, Ltd.	5,424	218,959
Persistent Systems, Ltd.	2,131	150,122
HCL Technologies, Ltd.	3,611	72,784
Coforge, Ltd.	2,845	63,843
		1,035,165

Matthews India Active ETFJune 30, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Electronic Equipment, Instruments & Components: 1.6%
Avalon Technologies, Ltd.[a,b,c]	23,431	$230,430
Total Information Technology		1,265,595

Health Care: 6.2%
Pharmaceuticals: 4.9%
Neuland Laboratories, Ltd.	1,530	214,086
Amrutanjan Health Care, Ltd.	23,460	196,904
Sun Pharmaceutical Industries, Ltd.	6,659	130,113
Zydus Lifesciences, Ltd.	7,678	88,629
Lupin, Ltd.	3,330	75,251
		704,983
Health Care Providers & Services: 0.8%
Metropolis Healthcare, Ltd.[a,b,c]	6,065	120,664
Life Sciences Tools & Services: 0.5%
Divi’s Laboratories, Ltd.	933	74,082
Total Health Care		899,729

Materials: 4.1%
Metals & Mining: 2.5%
Shivalik Bimetal Controls, Ltd.	30,140	196,634
Mishra Dhatu Nigam, Ltd.[b,c]	32,438	164,535
		361,169
Construction Materials: 1.6%
UltraTech Cement, Ltd.	1,613	227,449
Total Materials		588,618

Energy: 3.8%
Oil, Gas & Consumable Fuels: 3.8%
Reliance Industries, Ltd.	31,249	546,785
Total Energy		546,785

	Shares	Value

Communication Services: 3.4%
Wireless Telecommunication Services: 3.4%
Bharti Airtel, Ltd.	21,178	$496,260
Total Communication Services		496,260

Total Investments: 103.2%		14,931,483
(Cost $12,704,911)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (3.2%)		(460,987)
Net Assets: 100.0%		$14,470,496

a	Non-income producing security.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $840,875, which is 5.81% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Matthews Japan Active ETFJune 30, 2025
Schedule of Investments (unaudited)

COMMON EQUITIES: 97.2%
	Shares	Value
Industrials: 24.2%
Industrial Conglomerates: 7.4%
Hitachi, Ltd.	8,200	$238,714
Hikari Tsushin, Inc.	400	117,858
Sekisui Chemical Co., Ltd.	3,100	56,057
		412,629
Trading Companies & Distributors: 5.6%
ITOCHU Corp.	3,100	162,163
Marubeni Corp.	7,300	147,218
		309,381
Construction & Engineering: 2.9%
Kajima Corp.	3,500	91,180
Kinden Corp.	2,400	70,466
		161,646
Professional Services: 2.7%
Recruit Holdings Co., Ltd.	2,500	147,721
Electrical Equipment: 2.4%
Mitsubishi Electric Corp.	3,200	68,920
Nidec Corp.	3,400	66,025
		134,945
Machinery: 1.9%
Mitsubishi Heavy Industries, Ltd.	2,300	57,482
Toyota Industries Corp.	400	45,138
		102,620
Commercial Services & Supplies: 1.3%
TOPPAN Holdings, Inc.	2,700	73,367
Total Industrials		1,342,309

Consumer Discretionary: 17.1%
Household Durables: 5.8%
Sony Group Corp.	12,400	320,205
Broadline Retail: 3.0%
Ryohin Keikaku Co., Ltd.	2,200	105,473
Isetan Mitsukoshi Holdings, Ltd.	4,100	62,417
		167,890
Specialty Retail: 3.0%
Fast Retailing Co., Ltd.	300	102,849
Sanrio Co., Ltd.	1,300	62,712
		165,561
Textiles, Apparel & Luxury Goods: 2.4%
Asics Corp.	5,300	135,027
Automobile Components: 1.5%
Sumitomo Electric Industries, Ltd.	4,000	85,708
Automobiles: 1.4%
Toyota Motor Corp.	4,400	75,940
Total Consumer Discretionary		950,331

	Shares	Value

Information Technology: 16.5%
IT Services: 6.1%
NEC Corp.	6,100	$178,171
Fujitsu, Ltd.	4,300	104,638
SCSK Corp.	1,800	54,183
		336,992
Semiconductors & Semiconductor Equipment: 5.8%
Tokyo Electron, Ltd.	1,200	229,956
Renesas Electronics Corp.	7,600	94,129
		324,085
Electronic Equipment, Instruments & Components: 3.9%
Keyence Corp.	300	120,129
Japan Aviation Electronics Industry, Ltd.	3,000	53,356
Anritsu Corp.	3,400	43,969
		217,454
Software: 0.7%
Digital Arts, Inc.	700	36,782
Total Information Technology		915,313

Financials: 14.3%
Insurance: 6.1%
Tokio Marine Holdings, Inc.	5,900	249,610
T&D Holdings, Inc.	4,100	89,979
		339,589
Banks: 5.5%
Mitsubishi UFJ Financial Group, Inc.	18,000	247,111
Rakuten Bank, Ltd.[a]	1,300	59,535
		306,646
Financial Services: 2.3%
ORIX Corp.	5,600	126,387
Consumer Finance: 0.4%
Credit Saison Co., Ltd.	900	24,300
Total Financials		796,922

Consumer Staples: 7.8%
Food Products: 3.0%
Ajinomoto Co., Inc.	6,300	170,492
Beverages: 1.9%
Asahi Group Holdings, Ltd.	8,000	106,753
Personal Care Products: 1.8%
Kao Corp.	2,200	98,345
Consumer Staples Distribution & Retail: 1.1%
Seven & i Holdings Co., Ltd.	3,800	61,112
Total Consumer Staples		436,702

Health Care: 5.2%
Pharmaceuticals: 3.2%
Daiichi Sankyo Co., Ltd.	4,200	97,843
Sawai Group Holdings Co., Ltd.	6,200	78,678
		176,521

Matthews Japan Active ETFJune 30, 2025
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Health Care Equipment & Supplies: 2.0%
Terumo Corp.	6,200	$113,746
Total Health Care		290,267

Materials: 5.0%
Chemicals: 5.0%
Shin-Etsu Chemical Co., Ltd.	5,200	171,791
Nippon Paint Holdings Co., Ltd.	13,100	105,203
Total Materials		276,994

Communication Services: 4.2%
Entertainment: 3.6%
Capcom Co., Ltd.	3,100	105,869
Nintendo Co., Ltd.	1,000	96,092
		201,961
Diversified Telecommunication Services: 0.6%
Internet Initiative Japan, Inc.	1,600	31,492
Total Communication Services		233,453

Real Estate: 2.9%
Real Estate Management & Development: 2.9%
Mitsui Fudosan Co., Ltd.	16,600	160,317
Total Real Estate		160,317

TOTAL COMMON EQUITIES		5,402,608
(Cost $4,559,881)
SHORT-TERM INVESTMENTS: 2.8%
	Shares	Value
Money Market Funds: 2.8%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.22%[b]	154,969	$154,969
(Cost $154,969)

Total Investments: 100.0%		5,557,577
(Cost $4,714,850)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.0%)		(1,860)
Net Assets: 100.0%		$5,555,717

a	Non-income producing security.
b	Rate shown is the current yield as of June 30, 2025.
See accompanying notes to financial statements.

Matthews Korea Active ETFJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 92.0%
	Shares	Value
Information Technology: 25.1%
Semiconductors & Semiconductor Equipment: 12.3%
SK Hynix, Inc.	25,769	$5,575,391
LEENO Industrial, Inc.	39,553	1,491,737
		7,067,128
Technology Hardware, Storage & Peripherals: 7.7%
Samsung Electronics Co., Ltd.	100,569	4,456,155
Electronic Equipment, Instruments & Components: 5.1%
Park Systems Corp.	6,309	1,334,632
Samsung SDI Co., Ltd.	7,967	1,020,078
Samsung Electro-Mechanics Co., Ltd.	5,606	559,520
		2,914,230
Total Information Technology		14,437,513

Industrials: 19.2%
Industrial Conglomerates: 5.6%
SK Square Co., Ltd.[b]	13,274	1,799,898
Samsung C&T Corp.	7,116	851,009
Hanwha Corp.	8,321	581,410
		3,232,317
Machinery: 4.3%
HD HYUNDAI MIPO	11,945	1,867,512
Hyundai Rotem Co., Ltd.	4,189	609,913
		2,477,425
Electrical Equipment: 2.7%
HD Hyundai Electric Co., Ltd.	2,955	1,110,095
LG Energy Solution, Ltd.[b]	1,880	413,723
		1,523,818
Construction & Engineering: 2.4%
Samsung E&A Co., Ltd.	84,781	1,388,308
Aerospace & Defense: 2.3%
Hanwha Aerospace Co., Ltd.	2,079	1,306,307
Commercial Services & Supplies: 1.1%
KEPCO Plant Service & Engineering Co., Ltd.	14,817	659,826
Building Products: 0.8%
Sung Kwang Bend Co., Ltd.	21,212	469,160
Total Industrials		11,057,161

Financials: 15.0%
Banks: 9.0%
KB Financial Group, Inc.	31,432	2,582,846
Hana Financial Group, Inc.	39,912	2,552,168
		5,135,014
Capital Markets: 3.3%
Korea Investment Holdings Co., Ltd.	13,348	1,380,691
Macquarie Korea Infrastructure Fund	62,091	528,160
		1,908,851

	Shares	Value
Insurance: 2.7%
Samsung Fire & Marine Insurance Co., Ltd.	4,817	$1,549,035
Total Financials		8,592,900

Communication Services: 9.1%
Interactive Media & Services: 5.8%
NAVER Corp.	13,352	2,596,992
Kakao Corp.	17,413	774,140
		3,371,132
Wireless Telecommunication Services: 2.3%
SK Telecom Co., Ltd.	31,293	1,314,696
Diversified Telecommunication Services: 1.0%
KINX, Inc.	7,803	566,608
Total Communication Services		5,252,436

Consumer Discretionary: 8.0%
Automobiles: 3.3%
Kia Corp.	14,367	1,031,537
Hyundai Motor Co.	5,905	890,388
		1,921,925
Broadline Retail: 2.5%
Coupang, Inc.[b]	47,734	1,430,110
Automobile Components: 2.2%
Hyundai Mobis Co., Ltd.	5,956	1,266,577
Total Consumer Discretionary		4,618,612

Health Care: 5.7%
Life Sciences Tools & Services: 2.9%
Samsung Biologics Co., Ltd.[b,c,d]	2,293	1,685,430
Health Care Equipment & Supplies: 2.4%
InBody Co., Ltd.	38,964	688,568
Classys, Inc.	14,537	675,363
		1,363,931
Pharmaceuticals: 0.4%
Yuhan Corp.	3,056	235,948
Total Health Care		3,285,309

Consumer Staples: 4.5%
Tobacco: 3.0%
KT&G Corp.	18,107	1,713,296
Consumer Staples Distribution & Retail: 0.8%
BGF Retail Co., Ltd.	5,493	492,481
Food Products: 0.7%
Nongshim Co., Ltd.	1,382	402,435
Total Consumer Staples		2,608,212

Energy: 2.3%
Oil, Gas & Consumable Fuels: 2.3%
S-Oil Corp.	29,790	1,322,185
Total Energy		1,322,185

Matthews Korea Active ETFJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Utilities: 1.8%
Electric Utilities: 1.8%
Korea Electric Power Corp.	34,706	$1,010,630
Total Utilities		1,010,630

Real Estate: 1.3%
Industrial REITs: 1.3%
ESR Kendall Square REIT Co., Ltd.	233,941	728,032
Total Real Estate		728,032

TOTAL COMMON EQUITIES		52,912,990
(Cost $39,190,976)
PREFERRED EQUITIES: 7.3%
Information Technology: 7.3%
Technology Hardware, Storage & Peripherals: 7.3%
Samsung Electronics Co., Ltd., Pfd.	115,236	4,226,572
Total Information Technology		4,226,572

TOTAL PREFERRED EQUITIES		4,226,572
(Cost $3,500,449)
RIGHTS: 0.0%
Industrials: 0.0%
Aerospace & Defense: 0.0%
Hanwha Aerospace Co., Ltd. Rights, Expires 07/07/2025[b]	114	13,853
Total Industrials		13,853

Real Estate: 0.0%
Industrial REITs: 0.0%
ESR Kendall Square REIT Co., Ltd. Rights, Expires 07/09/2025[b]	56,606	0
Total Real Estate		0

TOTAL RIGHTS		13,853
(Cost $0)
SHORT-TERM INVESTMENTS: 0.8%
	Shares	Value
Money Market Funds: 0.8%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.22%[e]	434,806	$434,806
(Cost $434,806)

Total Investments: 100.1%		57,588,221
(Cost $43,126,231)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.1%)		(84,340)
Net Assets: 100.0%		$57,503,881

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
June 30, 2025, the aggregate value is $1,685,430, which is 2.93% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
e	Rate shown is the current yield as of June 30, 2025.
Pfd.	Preferred
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.

Matthews Asia Dividend Active ETFJune 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 93.0%
	Shares	Value
China/Hong Kong: 26.9%
Tencent Holdings, Ltd.	2,600	$166,599
AIA Group, Ltd.	8,000	71,745
NetEase, Inc.	2,300	61,822
Alibaba Group Holding, Ltd.	3,700	51,753
Yuexiu Transport Infrastructure, Ltd.	102,000	48,076
BYD Co., Ltd. H Shares	3,000	46,815
Wuliangye Yibin Co., Ltd. A Shares	2,800	46,477
Yum China Holdings, Inc.	976	43,637
JD.com, Inc. Class A	2,450	39,918
China Merchants Bank Co., Ltd. H Shares	5,500	38,430
China Construction Bank Corp. H Shares	38,000	38,339
Hong Kong Exchanges & Clearing, Ltd.	700	37,345
HKT Trust & HKT, Ltd.	25,000	37,325
Industrial & Commercial Bank of China, Ltd. H Shares	45,000	35,656
Ping An Insurance Group Co. of China, Ltd. H Shares	5,500	34,927
China Overseas Property Holdings, Ltd.	50,000	34,904
PetroChina Co., Ltd. H Shares	40,000	34,395
NARI Technology Co., Ltd. A Shares	10,500	32,849
Midea Group Co., Ltd. A Shares	3,000	30,228
Midea Group Co., Ltd. A Shares	2,900	29,230
Total China/Hong Kong		960,470

Japan: 26.4%
ITOCHU Corp.	1,500	78,466
NEC Corp.	2,500	73,021
Ajinomoto Co., Inc.	2,400	64,949
Sony Group Corp.	2,300	59,393
Tokio Marine Holdings, Inc.	1,400	59,229
Hikari Tsushin, Inc.	200	58,929
Marubeni Corp.	2,900	58,484
Mitsubishi UFJ Financial Group, Inc.	3,900	53,541
Shin-Etsu Chemical Co., Ltd.	1,600	52,859
ORIX Corp.	2,300	51,909
Asahi Group Holdings, Ltd.	3,600	48,039
Mitsui Fudosan Co., Ltd.	4,800	46,357
Kajima Corp.	1,600	41,682
Tokyo Electron, Ltd.	200	38,326
Nidec Corp.	1,800	34,954
Terumo Corp.	1,800	33,023
Toyota Motor Corp.	1,800	31,067
Toyota Industries Corp.	200	22,569
Suzuki Motor Corp.	1,500	18,100
Sawai Group Holdings Co., Ltd.	1,200	15,228
Total Japan		940,125

South Korea: 10.7%
Hana Financial Group, Inc.	1,777	113,630
Samsung Electronics Co., Ltd.	1,256	55,653
Korea Investment Holdings Co., Ltd.	520	53,788
LEENO Industrial, Inc.	1,255	47,332
SK Telecom Co., Ltd. ADR	1,656	38,667
KT&G Corp.	399	37,754
Macquarie Korea Infrastructure Fund	4,140	35,216
Total South Korea		382,040

Taiwan: 10.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,306	295,796

	Shares	Value
CTBC Financial Holding Co., Ltd.	27,000	$40,391
Delta Electronics, Inc.	2,000	28,276
E Ink Holdings, Inc.	2,000	15,131
Total Taiwan		379,594

Australia: 7.1%
Commonwealth Bank of Australia	522	63,202
Telstra Group, Ltd.	18,814	59,676
ANZ Group Holdings, Ltd.	2,641	50,469
BHP Group, Ltd.	1,933	46,555
CSL, Ltd.	202	31,702
Total Australia		251,604

India: 6.2%
HDFC Bank, Ltd. ADR	819	62,793
Power Grid Corp. of India, Ltd.	13,578	47,482
Bharti Airtel, Ltd.	1,723	40,375
Tata Consultancy Services, Ltd.	950	38,350
Hindustan Unilever, Ltd.	1,249	33,418
Total India		222,418

Singapore: 2.9%
Singapore Telecommunications, Ltd.	12,800	38,391
United Overseas Bank, Ltd.	1,200	33,918
DBS Group Holdings, Ltd.	900	31,735
Total Singapore		104,044

Indonesia: 1.3%
PT Bank Rakyat Indonesia Persero Tbk	192,600	44,369
Total Indonesia		44,369

Thailand: 0.9%
Bangkok Dusit Medical Services Public Co., Ltd. F Shares	49,700	31,799
Total Thailand		31,799

TOTAL COMMON EQUITIES		3,316,463
(Cost $2,839,377)
SHORT-TERM INVESTMENTS: 6.6%
Money Market Funds: 6.6%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.22%[b]	235,743	235,743
(Cost $235,743)

Total Investments: 99.6%		3,552,206
(Cost $3,075,120)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		14,780
Net Assets: 100.0%		$3,566,986

Matthews Asia Dividend Active ETFJune 30, 2025
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees (Note 2-A).
b	Rate shown is the current yield as of June 30, 2025.
ADR	American Depositary Receipt
See accompanying notes to financial statements.

Statements of Assets and Liabilities (unaudited)June 30, 2025

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Emerging Markets Sustainable Future Active ETF	Matthews Emerging Markets Discovery Active ETF
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$38,151,730	$35,430,079	$29,065,800	$18,807,833
Cash	—	16,376	7,754	72,527
Foreign currency at value (B)	1,346,346	4,479	30,432	4,090
Dividends and interest receivable	94,470	71,814	26,946	31,658
Receivable for securities sold	—	182,796	—	32,852
Other receivable	11,427	1,681	5,718	666
TOTAL ASSETS	39,603,973	35,707,225	29,136,650	18,949,626
LIABILITIES:
Cash overdraft	563	—	—	—
Payable for securities purchased	—	174,121	20,639	33,692
Deferred foreign capital gains tax liability (Note 2-C)	49,559	138,488	270,557	105,559
Due to Advisor (Note 4)	25,121	22,813	18,173	13,340
TOTAL LIABILITIES	75,243	335,422	309,369	152,591
NET ASSETS	$39,528,730	$35,371,803	$28,827,281	$18,797,035

SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	1,220,000	1,080,000	1,050,000	720,000
Net asset value, offering price and redemption price	$32.40	$32.75	$27.45	$26.11
NET ASSETS CONSISTS OF:
Capital paid-in	$33,749,826	$30,547,139	$26,173,517	$18,357,624
Total distributable earnings/(accumulated loss)	5,778,904	4,824,664	2,653,764	439,411
NET ASSETS	$39,528,730	$35,371,803	$28,827,281	$18,797,035
(A) Investments at cost:
Unaffiliated Issuers	$31,849,342	$30,027,382	$25,099,755	$17,126,999
(B) Foreign Currency at Cost	$1,347,217	$4,473	$30,408	$4,088

See accompanying notes to financial statements.

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2025
	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF	Matthews China Active ETF
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$36,060,187	$63,822,618	$20,495,565
Cash	19,062	17,351	—
Segregated foreign currency at value (B)	—	5	—
Segregated cash	—	1,146	25
Foreign currency at value (B)	350,556	92,034	24,559
Dividends and interest receivable	101,273	133,714	72,580
Receivable for securities sold	—	624,249	—
Other receivable	790	8,313	—
TOTAL ASSETS	36,531,868	64,699,430	20,592,729
LIABILITIES:
Payable for securities purchased	—	694,797	—
Deferred foreign capital gains tax liability (Note 2-C)	76,036	223,558	—
Due to Advisor (Note 4)	23,142	40,288	13,195
TOTAL LIABILITIES	99,178	958,643	13,195
NET ASSETS	$36,432,690	$63,740,787	$20,579,534

SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	1,250,000	2,050,000	840,000
Net asset value, offering price and redemption price	$29.15	$31.09	$24.50
NET ASSETS CONSISTS OF:
Capital paid-in	$31,772,846	$59,417,065	$26,245,664
Total distributable earnings/(accumulated loss)	4,659,844	4,323,722	(5,666,130)
NET ASSETS	$36,432,690	$63,740,787	$20,579,534
(A) Investments at cost:
Unaffiliated Issuers	$29,344,808	$47,514,690	$20,530,360
(B) Foreign Currency at Cost	$350,541	$92,031	$24,558
See accompanying notes to financial statements.

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2025
	Matthews China Discovery Active ETF	Matthews India Active ETF	Matthews Japan Active ETF
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$2,300,727	$14,931,483	$5,557,577
Foreign currency at value (B)	1,041	59,346	11,950
Dividends and interest receivable	13,317	22,141	7,043
Receivable for securities sold	—	85,825	39,331
Other receivable	—	—	1,120
TOTAL ASSETS	2,315,085	15,098,795	5,617,021
LIABILITIES:
Cash overdraft	—	24,901	—
Payable for securities purchased	—	66,295	57,785
Deferred foreign capital gains tax liability (Note 2-C)	—	527,870	—
Due to Advisor (Note 4)	1,671	9,233	3,519
TOTAL LIABILITIES	1,671	628,299	61,304
NET ASSETS	$2,313,414	$14,470,496	$5,555,717

SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	80,000	480,000	160,000
Net asset value, offering price and redemption price	$28.92	$30.15	$34.72
NET ASSETS CONSISTS OF:
Capital paid-in	$2,039,619	$13,684,737	$4,834,275
Total distributable earnings/(accumulated loss)	273,795	785,759	721,442
NET ASSETS	$2,313,414	$14,470,496	$5,555,717
(A) Investments at cost:
Unaffiliated Issuers	$1,978,076	$12,704,911	$4,714,850
(B) Foreign Currency at Cost	$1,038	$59,346	$11,950
See accompanying notes to financial statements.

Statements of Assets and Liabilities (unaudited) (continued)June 30, 2025

	Matthews Korea Active ETF	Matthews Asia Dividend Active ETF
ASSETS:
Investments at value (A) (Note 2-A):
Unaffiliated issuers	$57,588,221	$3,552,206
Cash	—	2,167
Foreign currency at value (B)	—	8,100
Dividends and interest receivable	121,734	8,696
Other receivable	—	470
TOTAL ASSETS	57,709,955	3,571,639
LIABILITIES:
Payable for securities purchased	170,808	—
Deferred foreign capital gains tax liability (Note 2-C)	—	2,379
Due to Advisor (Note 4)	35,266	2,274
TOTAL LIABILITIES	206,074	4,653
NET ASSETS	$57,503,881	$3,566,986

SHARES OUTSTANDING:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with a $0.001 par value)	2,033,223	100,000
Net asset value, offering price and redemption price	$28.28	$35.67
NET ASSETS CONSISTS OF:
Capital paid-in	$45,556,829	$3,103,057
Total distributable earnings/(accumulated loss)	11,947,052	463,929
NET ASSETS	$57,503,881	$3,566,986
(A) Investments at cost:
Unaffiliated Issuers	$43,126,231	$3,075,120
(B) Foreign Currency at Cost	$—	$8,096
See accompanying notes to financial statements.

Statements of Operations (unaudited)Period Ended June 30, 2025

	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Emerging Markets Sustainable Future Active ETF	Matthews Emerging Markets Discovery Active ETF
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$541,027	$491,680	$256,810	$167,224
Interest	60,434	39,739	2,560	4,684
Foreign withholding tax	(48,856)	(44,033)	(22,129)	(14,095)
TOTAL INVESTMENT INCOME	552,605	487,386	237,241	157,813
EXPENSES:
Investment advisory fees (Note 4)	170,926	142,886	102,187	84,188
TOTAL EXPENSES	170,926	142,886	102,187	84,188
Advisory fees waived and expenses waived or reimbursed (Note 4)	—	—	—	(8,453)
NET EXPENSES	170,926	142,886	102,187	75,735
NET INVESTMENT INCOME (LOSS)	381,679	344,500	135,054	82,078
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	42,018	(399,965)	(546,781)	(577,551)
Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	206,054	825,644	—	—
Net realized foreign capital gains tax	(44,312)	—	(14,304)	—
Net realized gain (loss) on foreign currency related transactions	11,707	(37,718)	(14,415)	(1,099)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	2,365,354	3,525,366	3,746,548	2,305,706
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	77,388	(105,690)	33,553	1,581
Net change in unrealized appreciation/depreciation on foreign currency related translations	1,270	(224)	378	467
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	2,659,479	3,807,413	3,204,979	1,729,104
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,041,158	$4,151,913	$3,340,033	$1,811,182
See accompanying notes to financial statements.

Statements of Operations (unaudited) (continued)Period Ended June 30, 2025

	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF	Matthews China Active ETF
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$481,173	$390,138	$357,255
Interest	33,366	54,401	7,200
Foreign withholding tax	(51,833)	(47,000)	(22,710)
TOTAL INVESTMENT INCOME	462,706	397,539	341,745
EXPENSES:
Investment advisory fees (Note 4)	187,329	241,405	113,222
TOTAL EXPENSES	187,329	241,405	113,222
NET INVESTMENT INCOME (LOSS)	275,377	156,134	228,523
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	(1,079,638)	1,476,467	(1,377,245)
Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	3,691,347	1,528,008	529,289
Net realized foreign capital gains tax	(21,081)	(157,242)	—
Net realized gain (loss) on foreign currency related transactions	(38,692)	(52,524)	(3,245)
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	(1,030,926)	2,640,198	1,869,200
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	56,820	336,131	—
Net change in unrealized appreciation/depreciation on foreign currency related translations	2,558	1,423	(10)
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	1,580,388	5,772,461	1,017,989
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,855,765	$5,928,595	$1,246,512
See accompanying notes to financial statements.

Statements of Operations (unaudited) (continued)Period Ended June 30, 2025

	Matthews China Discovery Active ETF	Matthews India Active ETF	Matthews Japan Active ETF
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$29,995	$58,823	$49,525
Interest	2,672	6,603	2,141
Foreign withholding tax	(1,026)	(13,430)	(5,599)
TOTAL INVESTMENT INCOME	31,641	51,996	46,067
EXPENSES:
Investment advisory fees (Note 4)	10,742	53,216	16,465
TOTAL EXPENSES	10,742	53,216	16,465
Advisory fees waived and expenses waived or reimbursed (Note 4)	(1,085)	—	—
NET EXPENSES	9,657	53,216	16,465
NET INVESTMENT INCOME (LOSS)	21,984	(1,220)	29,602
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	14,526	(218,228)	(96,155)
Net realized foreign capital gains tax	—	(17,036)	—
Net realized gain (loss) on foreign currency related transactions	(210)	(10,874)	1,396
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	207,885	497,864	641,248
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	(165,624)	—
Net change in unrealized appreciation/depreciation on foreign currency related translations	7	(23)	124
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	222,208	86,079	546,613
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$244,192	$84,859	$576,215
See accompanying notes to financial statements.

Statements of Operations (unaudited) (continued)Period Ended June 30, 2025

	Matthews Korea Active ETF	Matthews Asia Dividend Active ETF
INVESTMENT INCOME:
Dividends—Unaffiliated Issuers	$524,383	$53,404
Interest	68,724	2,972
Foreign withholding tax	(86,737)	(4,653)
TOTAL INVESTMENT INCOME	506,370	51,723
EXPENSES:
Investment advisory fees (Note 4)	188,146	12,861
TOTAL EXPENSES	188,146	12,861
NET INVESTMENT INCOME (LOSS)	318,224	38,862
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY RELATED TRANSACTIONS, AND FOREIGN CAPITAL GAINS TAXES:
Net realized gain (loss) on investments—Unaffiliated Issuers	(2,884,186)	(34,901)
Net realized gain (loss) on in-kind redemptions — Unaffiliated Issuers	30,008	—
Net realized gain (loss) on foreign currency related transactions	7,314	639
Net change in unrealized appreciation/depreciation on investments—Unaffiliated Issuers	17,610,825	385,282
Net change in deferred foreign capital gains taxes on unrealized appreciation/depreciation	—	(434)
Net change in unrealized appreciation/depreciation on foreign currency related translations	4,172	21
Net realized and unrealized gain (loss) on investments, foreign currency related transactions, and foreign capital gains taxes	14,768,133	350,607
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$15,086,357	$389,469
See accompanying notes to financial statements.

Statements of Changes in Net Assets

Matthews Emerging Markets Equity Active ETF	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$381,679	$810,610
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	215,467	4,088,001
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	2,366,624	913,695
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	77,388	(56,452)
Net increase (decrease) in net assets resulting from operations	3,041,158	5,755,854
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	—	(3,717,396)
Return of capital	—	(35,482)
Net decrease in net assets resulting from distributions	—	(3,752,878)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(11,746,634)	(9,675,783)
Total increase (decrease) in net assets	(8,705,476)	(7,672,807)
NET ASSETS:
Beginning of period	48,234,206	55,907,013
End of period	$39,528,730	$48,234,206

Matthews Emerging Markets ex China Active ETF	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$344,500	$318,126
Net realized gain (loss) on investments and foreign currency related transactions	387,961	(959,110)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	3,525,142	1,055,445
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(105,690)	(18,464)
Net increase (decrease) in net assets resulting from operations	4,151,913	395,997
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	—	(362,864)
Return of capital	—	(11,705)
Net decrease in net assets resulting from distributions	—	(374,569)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(6,742,657)	29,109,830
Total increase (decrease) in net assets	(2,590,744)	29,131,258
NET ASSETS:
Beginning of period	37,962,547	8,831,289
End of period	$35,371,803	$37,962,547

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)
Matthews Emerging Markets Sustainable Future Active ETF	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$135,054	$101,560
Net realized gain (loss) on investments and foreign currency related transactions	(575,500)	120,343
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	3,746,926	(404,946)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	33,553	(281,653)
Net increase (decrease) in net assets resulting from operations	3,340,033	(464,696)
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(797,850)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	1,225,883	11,369,312
Total increase (decrease) in net assets	4,565,916	10,106,766
NET ASSETS:
Beginning of period	24,261,365	14,154,599
End of period	$28,827,281	$24,261,365

Matthews Emerging Markets Discovery Active ETF	Six-Month Period Ended June 30, 2025 (Unaudited)	For the Period Ended December 31, 2024[1]
OPERATIONS:
Net investment income (loss)	$82,078	$49,729
Net realized gain (loss) on investments and foreign currency related transactions	(578,650)	(448,144)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	2,306,173	(625,052)
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	1,581	(107,140)
Net increase (decrease) in net assets resulting from operations	1,811,182	(1,130,607)
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(241,164)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	—	18,357,624
Total increase (decrease) in net assets	1,811,182	16,985,853
NET ASSETS:
Beginning of period	16,985,853	—
End of period	$18,797,035	$16,985,853

1	The Fund commenced operations on January 10, 2024.

Matthews Pacific Tiger Active ETF	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$275,377	$1,089,966
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	2,551,936	(1,961,498)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	(1,028,368)	4,747,126
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	56,820	(14,312)
Net increase (decrease) in net assets resulting from operations	1,855,765	3,861,282
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(541,304)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(36,675,873)	(11,856,331)
Total increase (decrease) in net assets	(34,820,108)	(8,536,353)
NET ASSETS:
Beginning of period	71,252,798	79,789,151
End of period	$36,432,690	$71,252,798

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)
Matthews Asia Innovators Active ETF	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$156,134	$228,254
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	2,794,709	8,618,461
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	2,641,621	1,470,362
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	336,131	(236,734)
Net increase (decrease) in net assets resulting from operations	5,928,595	10,080,343
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(173,298)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(7,131,792)	(29,772,464)
Total increase (decrease) in net assets	(1,203,197)	(19,865,419)
NET ASSETS:
Beginning of period	64,943,984	84,809,403
End of period	$63,740,787	$64,943,984

Matthews China Active ETF	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$228,523	$468,252
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	(851,201)	(2,108,024)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	1,869,190	4,659,615
Net increase (decrease) in net assets resulting from operations	1,246,512	3,019,843
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(469,395)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(16,698,624)	11,743,998
Total increase (decrease) in net assets	(15,452,112)	14,294,446
NET ASSETS:
Beginning of period	36,031,646	21,737,200
End of period	$20,579,534	$36,031,646

Matthews China Discovery Active ETF	Six-Month Period Ended June 30, 2025 (Unaudited)	For the Period Ended December 31, 2024[1]
OPERATIONS:
Net investment income (loss)	$21,984	$123,019
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	14,316	140,864
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	207,892	114,766
Net increase (decrease) in net assets resulting from operations	244,192	378,649
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(112,438)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	—	1,803,011
Total increase (decrease) in net assets	244,192	2,069,222
NET ASSETS:
Beginning of period	2,069,222	—
End of period	$2,313,414	$2,069,222

1	The Fund commenced operations on January 10, 2024.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)
Matthews India Active ETF	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	($1,220 )	($17,689 )
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	(246,138)	(527,667)
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	497,841	1,244,848
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(165,624)	(273,215)
Net increase (decrease) in net assets resulting from operations	84,859	426,277
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(107,386)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	—	8,126,833
Total increase (decrease) in net assets	84,859	8,445,724
NET ASSETS:
Beginning of period	14,385,637	5,939,913
End of period	$14,470,496	$14,385,637

Matthews Japan Active ETF	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$29,602	$29,393
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	(94,759)	161,160
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	641,372	124,506
Net increase (decrease) in net assets resulting from operations	576,215	315,059
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(37,412)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	2,513,637	1,135,697
Total increase (decrease) in net assets	3,089,852	1,413,344
NET ASSETS:
Beginning of period	2,465,865	1,052,521
End of period	$5,555,717	$2,465,865

Matthews Korea Active ETF	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$318,224	$173,986
Net realized gain (loss) on investments, in-kind redemptions and foreign currency related transactions	(2,846,864)	1,628,115
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	17,614,997	(11,591,256)
Net increase (decrease) in net assets resulting from operations	15,086,357	(9,789,155)
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	—	(2,471,651)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	(2,442,555)	(10,049,732)
Total increase (decrease) in net assets	12,643,802	(22,310,538)
NET ASSETS:
Beginning of period	44,860,079	67,170,617
End of period	$57,503,881	$44,860,079

See accompanying notes to financial statements.

Statements of Changes in Net Assets (continued)
Matthews Asia Dividend Active ETF	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$38,862	$34,707
Net realized gain (loss) on investments and foreign currency related transactions	(34,262)	71,325
Net change in unrealized appreciation/depreciation on investments and foreign currency related translations	385,303	8,220
Net change on foreign capital gains taxes on unrealized appreciation/depreciation	(434)	(512)
Net increase (decrease) in net assets resulting from operations	389,469	113,740
DISTRIBUTIONS TO SHAREHOLDERS:
Net decrease in net assets resulting from distributions	(24,850)	(96,121)
CAPITAL SHARE TRANSACTIONS (net) (Note 3)	—	1,603,057
Total increase (decrease) in net assets	364,619	1,620,676
NET ASSETS:
Beginning of period	3,202,367	1,581,691
End of period	$3,566,986	$3,202,367
See accompanying notes to financial statements.

Financial Highlights
Matthews Emerging Markets Equity Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023	Period Ended Dec. 31, 2022[1]

Net Asset Value, beginning of Period	$29.06	$28.24	$26.27	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.26	0.44	0.44	0.23
Net realized gain (loss) and unrealized appreciation/depreciation on investments, foreign currency related transactions and foreign capital gains taxes	3.08	2.65	1.53	1.18
Total from investment operations	3.34	3.09	1.97	1.41
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.36)	— [3]	(0.14)
Net realized gains on investments	—	(1.89)	—	—
Return of capital	—	(0.02)	—	—
Total distributions	—	(2.27)	—	(0.14)
Net Asset Value, end of Period	$32.40	$29.06	$28.24	$26.27
TOTAL RETURN[4]	11.50% [5]	10.79%	7.51%	5.63% [5]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$39,529	$48,234	$55,907	$6,304
Ratio of expenses to average net assets (Note 4)	0.79% [6]	0.79%	0.79%	0.79% [6]
Ratio of net investment income (loss) to average net assets	1.76% [6]	1.46%	1.64%	1.93% [6]
Portfolio turnover	70.53% [5]	209.01%	54.86%	15.47% [5]

1	The Fund commenced operations on July 13, 2022.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
5	Not annualized.
6	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Emerging Markets ex China Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$29.20	$27.60	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.28	0.39	0.45
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.27	1.50	2.46
Total from investment operations	3.55	1.89	2.91
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.28)	(0.31)
Return of capital	—	(0.01)	—
Total distributions	—	(0.29)	(0.31)
Net Asset Value, end of Period	$32.75	$29.20	$27.60
TOTAL RETURN[3]	12.16% [4]	6.83%	11.68% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$35,372	$37,963	$8,831
Ratio of expenses to average net assets (Note 4)	0.79% [5]	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	1.90% [5]	1.32%	1.81% [5]
Portfolio turnover	63.69% [4]	115.95%	28.64% [4]

1	The Fund commenced operations on January 10, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Emerging Markets Sustainable Future Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$24.26	$25.74	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.13	0.12	— [3]
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.06	(0.80)	0.75
Total from investment operations	3.19	(0.68)	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.67)	(0.01)
Net realized gains on investments	—	(0.13)	—
Total distributions	—	(0.80)	(0.01)
Net Asset Value, end of Period	$27.45	$24.26	$25.74
TOTAL RETURN[4]	13.15% [5]	(2.74% )	2.98% [5]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$28,827	$24,261	$14,155
Ratio of expenses to average net assets (Note 4)	0.79% [6]	0.79%	0.79% [6]
Ratio of net investment income (loss) to average net assets	1.04% [6]	0.45%	0.07% [6]
Portfolio turnover	27.76% [5]	45.12%	0.37% [5]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
5	Not annualized.
6	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Emerging Markets Discovery Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Period Ended Dec. 31, 2024[1]

Net Asset Value, beginning of Period	$23.59	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.11	0.13
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.41	(1.21)
Total from investment operations	2.52	(1.08)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.33)
Net Asset Value, end of Period	$26.11	$23.59
TOTAL RETURN[3]	10.68% [4]	(4.33% )[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$18,797	$16,986
Ratio of expenses to average net assets before any wavier of expenses by Advisor (Note 4)	0.99% [5]	0.99% [5]
Ratio of expenses to average net assets after any waiver of expenses by Advisor (Note 4)	0.89% [5]	0.89% [5]
Ratio of net investment income (loss) to average net assets	0.97% [5]	0.54% [5]
Portfolio turnover	19.27% [4]	39.15% [4]

1	The Fund commenced operations on January 10, 2024.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Pacific Tiger Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$26.39	$25.33	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.15	0.34	0.05
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.61	0.87	0.31
Total from investment operations	2.76	1.21	0.36
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.08)	(0.03)
Net realized gains on investments	—	(0.07)	—
Total distributions	—	(0.15)	(0.03)
Net Asset Value, end of Period	$29.15	$26.39	$25.33
TOTAL RETURN[3]	10.46% [4]	4.78%	1.44% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$36,433	$71,253	$79,789
Ratio of expenses to average net assets (Note 4)	0.79% [5]	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	1.16% [5]	1.30%	0.80% [5]
Portfolio turnover	83.45% [4]	451.30%	12.07% [4]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Asia Innovators Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023	Period Ended Dec. 31, 2022[1]

Net Asset Value, beginning of Period	$27.64	$23.56	$24.24	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.07	0.09	0.09	(0.04)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.38	4.06	(0.54)	(0.72)
Total from investment operations	3.45	4.15	(0.45)	(0.76)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.07)	(0.23)	—
Net Asset Value, end of Period	$31.09	$27.64	$23.56	$24.24
TOTAL RETURN[3]	12.48% [4]	17.60%	(1.83% )	(3.04% )[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$63,741	$64,944	$84,809	$105,439
Ratio of expenses to average net assets (Note 4)	0.79% [5]	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	0.51% [5]	0.33%	0.39%	(0.33% )[5]
Portfolio turnover	54.80% [4]	268.33%	277.86%	72.56% [4]

1	The Fund commenced operations on July 13, 2022.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews China Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023	Period Ended Dec. 31, 2022[1]

Net Asset Value, beginning of Period	$22.24	$19.07	$24.04	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.19	0.36	0.25	(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.07	3.10	(4.91)	(0.93)
Total from investment operations	2.26	3.46	(4.66)	(0.96)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.29)	(0.31)	—
Net Asset Value, end of Period	$24.50	$22.24	$19.07	$24.04
TOTAL RETURN[3]	10.16% [4]	18.13%	(19.35% )	(3.84% )[4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$20,580	$36,032	$21,737	$10,099
Ratio of expenses to average net assets (Note 4)	0.79% [5]	0.79%	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	1.59% [5]	1.74%	1.15%	(0.24% )[5]
Portfolio turnover	17.22% [4]	55.22%	58.98%	12.48% [4]

1	The Fund commenced operations on July 13, 2022.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews China Discovery Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Period Ended Dec. 31, 2024[1]

Net Asset Value, beginning of Period	$25.87	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.27	1.20
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	2.78	1.08
Total from investment operations	3.05	2.28
LESS DISTRIBUTIONS FROM:
Net investment income	—	(1.41)
Net Asset Value, end of Period	$28.92	$25.87
TOTAL RETURN[3]	11.79% [4]	9.10% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$2,313	$2,069
Ratio of expenses to average net assets before any wavier of expenses by Advisor (Note 4)	0.99% [5]	0.99% [5]
Ratio of expenses to average net assets after any waiver of expenses by Advisor (Note 4)	0.89% [5]	0.89% [5]
Ratio of net investment income (loss) to average net assets	2.03% [5]	4.82% [5]
Portfolio turnover	15.03% [4]	115.31% [4]

1	The Fund commenced operations on January 10, 2024.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews India Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$29.97	$27.00	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	— [3]	(0.04)	(0.03)
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	0.18	3.18	2.03
Total from investment operations	0.18	3.14	2.00
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	—
Net realized gains on investments	—	(0.15)	—
Total distributions	—	(0.17)	—
Net Asset Value, end of Period	$30.15	$29.97	$27.00
TOTAL RETURN[4]	0.60% [5]	11.61%	8.00% [5]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$14,470	$14,386	$5,940
Ratio of expenses to average net assets (Note 4)	0.79% [6]	0.79%	0.79% [6]
Ratio of net investment income (loss) to average net assets	(0.02% )[6]	(0.14% )	(0.37% )[6]
Portfolio turnover	38.10% [5]	127.51%	14.97% [5]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	Less than $0.01 per share.
4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
5	Not annualized.
6	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Japan Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$30.82	$26.31	$25.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.22	0.34	0.14
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.68	4.64	1.30
Total from investment operations	3.90	4.98	1.44
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.47)	(0.13)
Net Asset Value, end of Period	$34.72	$30.82	$26.31
TOTAL RETURN[3]	12.65% [4]	18.92%	5.79% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$5,556	$2,466	$1,053
Ratio of expenses to average net assets (Note 4)	0.79% [5]	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	1.42% [5]	1.12%	2.07% [5]
Portfolio turnover	60.43% [4]	103.46%	45.53% [4]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Korea Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31, 2024	Year Ended Dec. 31, 2023[1,2]	Year Ended Dec. 31, 2022[2]	Year Ended Dec. 31, 2021[2]	Year Ended Dec. 31, 2020[2]

Net Asset Value, beginning of Period	$21.03	$26.31	$23.18	$34.53	$37.05	$26.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[3]	0.15	0.07	0.55	0.36	0.36	0.06
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	7.10	(4.25)	3.00	(9.07)	(0.42)	10.75
Total from investment operations	7.25	(4.18)	3.55	(8.71)	(0.06)	10.81
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.80)	(0.42)	—	(0.66)	(0.30)
Net realized gains on investments	—	(0.30)	—	(2.64)	(1.80)	—
Total distributions	—	(1.10)	(0.42)	(2.64)	(2.46)	(0.30)
Net Asset Value, end of Period	$28.28	$21.03	$26.31	$23.18	$34.53	$37.05
TOTAL RETURN[4]	34.47% [5]	(16.10% )	15.41%	(25.39% )	(0.16% )	40.76%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$57,504	$44,860	$67,171	$9,166	$14,998	$12,192
Ratio of expenses to average net assets (Note 4)	0.79% [6]	0.79%	0.88%	1.08%	0.98%	1.05%
Ratio of net investment income (loss) to average net assets	1.34% [6]	0.29%	2.26%	1.20%	0.93%	0.28%
Portfolio turnover	26.74% [5]	41.08%	31.75%	56.94%	40.18%	39.62%

1
The Matthews Korea Active ETF acquired all assets and liabilities of the Matthews Korea Fund (the “Predecessor Fund”) in a reorganization that occurred on July 14, 2023. The performance and financial history of the Predecessor Fund’s Institutional Class have been adopted by the Matthews Korea Active ETF. As a result, the information prior to July 14, 2023 reflects that of the Predecessor
Fund’s Institutional Class. The Predecessor Fund ceased operations as of the date of the reorganization.

2	On June 23, 2023, the Predecessor Fund effected a reverse share split with a ratio of 1 : 0.166538 (old to new). All per share data has been adjusted to reflect the reverse share split.
3	Calculated using the average daily shares method.
4	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
5	Not annualized.
6	Annualized.
See accompanying notes to financial statements.

Financial Highlights (continued)
Matthews Asia Dividend Active ETF
The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.
	Six-Month Period Ended June 30, 2025 (Unaudited)	Year Ended Dec. 31, 2024	Period Ended Dec. 31, 2023[1]

Net Asset Value, beginning of Period	$32.02	$31.63	$30.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.39	0.68	0.12
Net realized gain (loss) and unrealized appreciation/depreciation on investments and foreign currency related transactions	3.51	1.63	1.63
Total from investment operations	3.90	2.31	1.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.81)	(0.12)
Net realized gains on investments	—	(1.11)	—
Total distributions	(0.25)	(1.92)	(0.12)
Net Asset Value, end of Period	$35.67	$32.02	$31.63
TOTAL RETURN[3]	12.19% [4]	7.30%	5.83% [4]
RATIOS/SUPPLEMENTAL DATA
Net assets, end of Period (in 000’s)	$3,567	$3,202	$1,582
Ratio of expenses to average net assets (Note 4)	0.79% [5]	0.79%	0.79% [5]
Ratio of net investment income (loss) to average net assets	2.39% [5]	2.07%	1.45% [5]
Portfolio turnover	48.21% [4]	37.62%	5.82% [4]

1	The Fund commenced operations on September 21, 2023.
2	Calculated using the average daily shares method.
3	The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.
4	Not annualized.
5	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)
1.
ORGANIZATION
Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2025, the Trust issued twenty-four separate series of shares. This shareholder report pertains to twelve of those series (each a “Fund”, and collectively, the “Funds”): Matthews Emerging Markets Equity Active ETF, Mathews Emerging Markets ex China Active ETF, Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews Pacific Tiger Active ETF, Matthews Asia Innovators Active ETF, Matthews China Active ETF, Matthews China Discovery Active ETF, Matthews India Active ETF, Matthews Japan Active ETF, Matthews Korea Active ETF and Matthews Asia Dividend Active ETF. All of the Funds are considered diversified with the exception of Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews China Discovery Active ETF and Matthews India Active ETF which are considered non-diversified. The other twelve separate series of the Trust are mutual funds and are covered in a separate shareholder report.
The Funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement may purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.
Individual shares of the Funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.matthewsasia.com.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. Each Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
SECURITY VALUATION: Pursuant to Rule 2a-5 under the 1940 Act, the Funds’ Board of Trustees (the “Board”) has designated authority to a Valuation Designee, Matthews International Capital Management, LLC (“Matthews”), the Funds’ investment advisor (the “investment advisor”), to make fair valuation determinations under adopted procedures subject to Board oversight. Matthews has formed a Valuation Committee (the “Valuation Committee”) to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices determined by Matthews or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value. The value of the Trust’s securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Board. Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews in accordance with procedures established by the Valuation Designee. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.
When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.
The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rates. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds isolate that portion of gains and losses on investments in fixed income securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.
Foreign securities held by the Funds may be traded on days and at times when the NYSE and the Nasdaq are closed. Accordingly, the value of the Funds may be significantly affected on days when shareholders have no access to the Funds.
B.
FAIR VALUE MEASUREMENTS: The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1: Unadjusted quoted prices in active markets for identical securities (foreign securities that are valued based on market quotations).
Level 2: Other significant observable inputs. Certain foreign securities may be fair valued by Matthews using information such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and foreign exchange. Additionally, external pricing services may be used when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable.

Notes to Financial Statements (unaudited)  (continued)
Level 3: Significant unobservable inputs. Level 3 securities are valued based on significant unobservable inputs as determined under procedures approved by the Board. Characterization of such securities as Level 3 securities are not necessarily an indication of their liquidity or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance.
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
On June 30, 2025, securities held by the Matthews Emerging Markets Sustainable Future Active ETF, Matthews Emerging Markets Discovery Active ETF, Matthews China Active ETF, Matthews China Discovery Active ETF, Matthews India Active ETF and Matthews Japan Active ETF were classified as Level 1, based on the inputs used to determine their fair values.
On June 30, 2025, the following Funds had level 1 and level 2 fair valued securities:
Levels for Multi-Country Funds:
Summary of inputs used to determine the fair valuation of multi-country Funds’ investments as of June 30, 2025.
	Matthews Emerging Markets Equity Active ETF	Matthews Emerging Markets ex China Active ETF	Matthews Pacific Tiger Active ETF	Matthews Asia Innovators Active ETF	Matthews Asia Dividend Active ETF
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Argentina	$—	$302,138	$—	$—	$—
Australia	—	—	—	—	251,604
Brazil	2,020,439	3,035,714	—	—	—
China/Hong Kong	11,244,927	—	11,862,186	25,378,361	960,470
Greece	—	365,826	—	—	—
India	7,891,347	7,179,657	6,270,158	12,612,113	222,418
Indonesia	496,893	1,283,511	553,843	—	44,369
Japan	—	—	—	—	940,125
Macau	217,535	—	—	—	—
Malaysia	—	1,098,699	468,429	—	—
Mexico	784,133	943,782	—	—	—
Peru	—	414,359	—	—	—
Philippines	391,569	955,416	373,476	—	—
Poland	—	750,321	—	—	—
Saudi Arabia	—	723,695	—	—	—
Singapore	294,527	1,236,327	2,096,443	4,778,202	104,044
South Africa	699,475	1,257,277	—	—	—
South Korea	4,845,938	5,110,419	5,127,487	8,911,255	382,040
Taiwan	5,975,807	7,233,968	7,770,440	11,099,463	379,594
Turkey	—	225,173	—	—	—
United Arab Emirates	—	418,867	—	—	—
United States	—	338,694	—	—	—
Vietnam	233,761	683,090	305,401	431,114	—
Short-Term Investments	2,795,375	657,279	925,022	601,660	235,743
Total	37,891,726	34,214,212	35,752,885	63,812,168	3,520,407
Level 2: Other Significant Observable Inputs
Common Equities:
Thailand	260,004	1,215,867	307,302	—	31,799
Rights:
South Korea	—	—	—	10,450	—
Total Market Value of Investments	$38,151,730	$35,430,079	$36,060,187	$63,822,618	$3,552,206

Notes to Financial Statements (unaudited)  (continued)
Levels for Single Country Funds:
Summary of inputs used to determine the fair valuation of the single country Fund’s investments as of June 30, 2025.
Matthews Korea Active ETF
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Communication Services	$5,252,436
Consumer Discretionary	4,618,612
Consumer Staples	2,608,212
Energy	1,322,185
Financials	8,592,900
Health Care	3,285,309
Industrials	11,057,161
Information Technology	14,437,513
Real Estate	728,032
Utilities	1,010,630
Preferred Equities:
Information Technology	4,226,572
Short-Term Investments	434,806
Total	57,574,368
Level 2: Other Significant Observable Inputs
Rights:
Industrials	13,853
Total Market Value of Investments	$57,588,221
C.
RISKS ASSOCIATED WITH NON-U.S. COMPANIES: Investments by the Funds in the securities of non-U.S. companies may involve investment risks not typically associated with investments in U.S. issuers. These risks include possible political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of Emerging Market or Asia Pacific countries where the Funds may invest; international relations  with other nations; natural disasters; corruption; and military activity. Foreign securities may trade in securities markets that are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. Foreign securities may be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. Foreign investing may also include the risk of expropriation or confiscatory taxation, limitation on the removal of funds or other assets, currency crises and exchange controls, the imposition of foreign withholding tax on the interest income payable on such instruments, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Additionally, Emerging Market and Asia Pacific countries may utilize formal or informal currency exchange controls or “capital controls” that may limit the ability to repatriate investments or income or adversely affect the value of portfolio investments. The economies of many Emerging Market and Asia Pacific countries differ from the economies of more developed countries in many respects, such as their rate of growth, inflation, capital reinvestment, resource self-sufficiency and dependence on other economies, financial system stability, the national balance of payments position and sensitivity to changes in global trade.
Certain Emerging Market and Asia Pacific countries are highly dependent upon and may be affected by developments in the economies of other countries. Non-U.S. companies are subject to different accounting, auditing, and financial reporting standards, practices, and requirements than U.S. companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, which may result in less transparency with respect to a company’s operations, and make obtaining information about them more difficult (or such information may be unavailable).
Among other risks of investing in foreign markets, particularly those of emerging and frontier markets in which the Funds invest, are the variable quality and reliability of financial information and related audits of companies. In some cases, financial information and related audits can be unreliable and not subject to verification. Auditing firms in some of these markets are not subject to independent inspection or oversight of audit quality. For example, China does not allow the Public Company Accounting Oversight Board to inspect the work that auditors perform in China for Chinese companies that sell stock into U.S. markets. This can result in investment decisions being made based on flawed or misleading information.
Foreign stock markets, particularly those of emerging and frontier markets in which the Funds invest, may not be as developed or efficient as those in more developed markets such as the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. The time between the trade and settlement dates of securities transactions on foreign exchanges ranges from one day to four weeks or longer and may result in higher custody charges. Custodial arrangements may be less well developed than in the United States. Foreign securities are generally denominated and pay distributions in foreign currencies, exposing the Funds to changes in foreign currency exchange rates. Investing in any Emerging Market or Asia Pacific country will also entail risks specific and unique to that country, and these risks can be significant and change rapidly.

Notes to Financial Statements (unaudited)  (continued)
Changes in interest rates in each of the countries in which the Funds may invest, as well as interest rates in more-developed countries, may cause a decline in the market value of an investment. Generally, fixed income securities will decrease in value when interest rates rise and can be expected to rise in value when interest rates decline. As interest rates decline, debt issuers may repay or refinance their loans or obligations earlier than anticipated.
The Funds may invest in certain operating companies in China through legal structures known as variable interest entities (“VIEs”). In China, ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Fund) is prohibited. In order to facilitate foreign investment in these businesses, many Chinese companies have created VIEs. In such an arrangement, a China-based operating company typically establishes an offshore shell company in another jurisdiction, such as the Cayman Islands. That shell company enters into service and other contracts with the China-based operating company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the shell company rather than directly in the China-based operating company. This arrangement allows U.S. investors to obtain economic exposure to the China-based company through contractual means rather than through formal equity ownership.
VIEs are a longstanding industry practice and well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIE structures. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. Under extreme circumstances, China might prohibit the existence of VIEs, or sever their ability to transmit economic and governance rights to foreign individuals and entities; if so, the market value of the Funds’ associated portfolio holdings would likely suffer significant, detrimental, and possibly permanent effects, which could result in substantial investment losses.
The ongoing conflict from Russia’s invasion of Ukraine has the potential to adversely impact global economies and increase volatility across markets. The duration of the Russian-Ukraine conflict and its effect on financial markets cannot be determined with certainty. The Funds’ performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events. As of June 30, 2025, the Funds did not hold any Russian securities.
Recently, the war among Israel, Hamas and other militant groups in the Middle East has increased tensions in the region and has caused and could continue to cause market disruptions in the Middle East and globally. The conflict between Israel, Hamas and other militant groups and the involvement of the U.S. and other countries could present material uncertainty and risk with respect to a Fund’s performance and ability to achieve its investment objective. The extent and duration of the military action and any market disruptions are impossible to predict but could be substantial.
The current political climate has intensified concerns about trade tariffs and a potential trade war between the United States and certain foreign countries, including China, Mexico and Canada, among others. These consequences may trigger a significant reduction in international trade, shortages or oversupply of certain manufactured goods, substantial price increases or decreases of goods, inflationary pressures, and possible failure of individual companies and/or large segments of the foreign export industry with a potentially negative impact to the Funds.
D.
DISTRIBUTIONS TO SHAREHOLDERS:
It is the policy of Matthews Asia Dividend Active ETF to distribute net investment income on a quarterly basis and capital gains, if any, annually. All other Funds generally distribute their net investment income once annually in December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. The Funds will declare and pay income and capital gain distributions in cash. Distributions in cash may be reinvested automatically in additional whole shares of the Funds only if the broker through whom you purchased your shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you. Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.
The tax character of distributions paid for the period ended December 31, 2024 were as follows:

PERIOD ENDED December 31, 2024	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Taxable Distributions
Matthews Emerging Markets Equity Active ETF	$2,755,630	$961,766	$35,482	$3,752,878
Matthews Emerging Markets ex China Active ETF	362,864	—	11,705	374,569
Matthews Emerging Markets Sustainable Future Active ETF	782,460	15,390	—	797,850
Matthews Emerging Markets Discovery Active ETF	241,164	—	—	241,164
Matthews Pacific Tiger Active ETF	541,304	—	—	541,304
Matthews Asia Innovators Active ETF	173,298	—	—	173,298
Matthews China Active ETF	469,395	—	—	469,395
Matthews China Discovery Active ETF	112,438	—	—	112,438
Matthews India Active ETF	101,716	5,670	—	107,386
Matthews Japan Active ETF	37,412	—	—	37,412
Matthews Korea Active ETF	2,471,623	28	—	2,471,651
Matthews Asia Dividend Active ETF	84,957	11,164	—	96,121

Notes to Financial Statements (unaudited)  (continued)
E.
INVESTMENT TRANSACTIONS AND INCOME: Securities transactions are accounted for on the date the securities are purchased or sold or on the following business day. Financial statements reflect security transactions on trade date. Gains or losses on the sale of securities are determined on the identified cost basis. Interest income is recorded on the accrual basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Dividend income is generally recorded on the ex-dividend date net of any foreign taxes withheld at the source. Dividend income for certain issuers headquartered in countries which the Funds invest may not be recorded until approved by the shareholders (which may occur after the ex-dividend date) if, in the judgment of management, such dividends are not reasonably determined as of the ex-dividend date.
The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which they invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if the securities were disposed of on the valuation date.
F.
CASH, CASH OVERDRAFTS, AND FOREIGN CURRENCY: When any of the Funds’ cash balances are overdrawn, a Fund is charged an overdraft fee by the custodian of 3% above the effective federal funds rate on outstanding balances. QFI accounts (i.e., the accounts through which the QFI quota is accessed) are required by the local market to maintain a cash reserve. The cash reserve is based upon a fixed ratio of the QFI’s approved investment quota, which is defined as the amount remitted into its special Renminbi (RMB) cash account. These amounts, if any, are included in “Segregated foreign currency at value” on the Statements of Assets and Liabilities. The fixed ratio is set at 0.08 percent for the Shanghai and 0.06 percent for the Shenzhen market.
G.
USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.
H.
RECENT ACCOUNTING GUIDANCE: In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is still evaluating the impact, if any, the update will have on the financial statements.
3.
CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged for the costs to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition.
	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Equity Active ETF

Shares sold	—	$—	—	$—
Shares redeemed	(440,000)	(11,746,634)	(320,000)	(9,675,783)
Net (decrease)	(440,000)	($11,746,634 )	(320,000)	($9,675,783 )

	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Emerging Markets ex China Active ETF

Shares sold	—	$—	980,000	$29,109,830
Shares redeemed	(220,000)	(6,742,657)	—	—
Net increase (decrease)	(220,000)	($6,742,657 )	980,000	$29,109,830

Notes to Financial Statements (unaudited)  (continued)
	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Sustainable Future Active ETF

Shares sold	50,000	$1,225,883	450,000	$11,369,312
Shares redeemed	—	—	—	—
Net increase	50,000	$1,225,883	450,000	$11,369,312

	Six-Month Period Ended June 30, 2025 (Unaudited)		For the Period Ended December 31, 2024[1]
	Shares	Amount	Shares	Amount
Matthews Emerging Markets Discovery Active ETF

Shares sold	—	$—	720,000	$18,357,624
Shares redeemed	—	—	—	—
Net increase	—	$—	720,000	$18,357,624

	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Pacific Tiger Active ETF

Shares sold	—	$—	600,000	$16,097,160
Shares redeemed	(1,450,000)	(36,675,873)	(1,050,000)	(27,953,491)
Net (decrease)	(1,450,000)	($36,675,873 )	(450,000)	($11,856,331 )

	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Asia Innovators Active ETF

Shares sold	200,000	$5,914,852	50,000	$1,321,210
Shares redeemed	(500,000)	(13,046,644)	(1,300,000)	(31,093,674)
Net (decrease)	(300,000)	($7,131,792 )	(1,250,000)	($29,772,464 )

	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews China Active ETF

Shares sold	—	$—	660,000	$15,644,799
Shares redeemed	(780,000)	(16,698,624)	(180,000)	(3,900,801)
Net increase (decrease)	(780,000)	($16,698,624 )	480,000	$11,743,998

	Six-Month Period Ended June 30, 2025 (Unaudited)		For the Period Ended December 31, 2024[1]
	Shares	Amount	Shares	Amount
Matthews China Discovery Active ETF

Shares sold	—	$—	160,000	$4,025,241
Shares redeemed	—	—	(80,000)	(2,222,230)
Net increase	—	$—	80,000	$1,803,011

Notes to Financial Statements (unaudited)  (continued)
	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews India Active ETF

Shares sold	—	$—	420,000	$12,909,337
Shares redeemed	—	—	(160,000)	(4,782,504)
Net increase	—	$—	260,000	$8,126,833

	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Japan Active ETF

Shares sold	80,000	$2,513,637	80,000	$2,359,853
Shares redeemed	—	—	(40,000)	(1,224,156)
Net increase	80,000	$2,513,637	40,000	$1,135,697

	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Korea Active ETF

Shares sold	—	$—	100,000	$2,577,068
Shares redeemed	(100,000)	(2,442,555)	(520,000)	(12,626,800)
Net (decrease)	(100,000)	($2,442,555 )	(420,000)	($10,049,732 )

	Six-Month Period Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Matthews Asia Dividend Active ETF

Shares sold	—	$—	50,000	$1,603,057
Shares redeemed	—	—	—	—
Net increase	—	$—	50,000	$1,603,057

1	The Fund commenced operations on January 10, 2024.
4.
INVESTMENT MANAGEMENT FEES
Pursuant to the Investment Management Agreement dated June 30, 2023, as amended, between Matthews and the Trust (the “Management Agreement”), Matthews will pay substantially all the expenses of each Fund excluding management fees, interest expenses, taxes, brokerage fees, securities lending fees, payments under a Fund’s 12b-1 plan (if any), acquired fund fees, litigation expenses and any extraordinary expenses. Under the Management Agreement, each Fund, other than the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF, pays Matthews 0.79% of the aggregate average daily net assets of the Fund. Each of the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF pays Matthews 0.99% of the aggregate average daily net assets of the Fund. The Funds pay Matthews a monthly fee at the annual rate using the applicable management fee calculated based on the actual number of days of that month and based on the Funds’ average daily net assets for the month.
Pursuant to a fee waiver agreement dated April 28, 2023 (the “Korea ETF Fee Waiver Agreement”), Matthews has agreed to waive a portion of the management fee with respect to the Matthews Korea Active ETF if and to the extent that the total annual operating expense ratio of the lowest cost share class of any “Family-Priced Fund” is less than the applicable management fee rate of the Matthews Korea Active ETF. The Family-Priced Funds are the series of the Trust that are operated as mutual funds, other than the Matthews Emerging Markets Small Companies Fund and the Matthews China Small Companies Fund. The Korea ETF Fee Waiver Agreement will remain in effect until terminated by the Board and a majority of the Independent Trustees. Based on the currently applicable expense ratios for the Family-Priced Funds, it is not expected that a waiver under the Korea ETF Fee Waiver Agreement will occur in the foreseeable future.
Pursuant to a fee waiver agreement dated December 29, 2023 (the “Discovery ETF Fee Waiver Agreement”), Matthews has contractually agreed to waive 0.10% of the fee payable under the Management Agreement for the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Acitve ETF. Matthews may not recoup fees waived pursuant to the Discovery ETF Fee Waiver Agreement. The Board may terminate the

Notes to Financial Statements (unaudited)  (continued)
agreement at any time upon 60 days’ written notice to Matthews. Matthews may decline to renew the Fee Waiver Agreement by providing written notice to the Trust at least 60 days before its annual expiration date. For the period ended June 30, 2025, the Matthews Emerging Markets Discovery Active ETF and Matthews China Discovery Active ETF waived management fees of $8,453 and $1,085, respectively.
5.
INVESTMENTS
For the period ended June 30, 2025, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:
	Purchases	Proceeds from Sales
Matthews Emerging Markets Equity Active ETF	$28,513,673	$36,429,911
Matthews Emerging Markets ex China Active ETF	21,896,801	23,634,011
Matthews Emerging Markets Sustainable Future Active ETF	8,594,433	7,252,697
Matthews Emerging Markets Discovery Active ETF	3,923,862	3,265,637
Matthews Pacific Tiger Active ETF	39,918,683	57,422,356
Matthews Asia Innovators Active ETF	33,013,032	33,798,567
Matthews China Active ETF	4,970,942	9,175,568
Matthews China Discovery Active ETF	307,960	561,225
Matthews India Active ETF	5,420,127	5,229,609
Matthews Japan Active ETF	2,574,463	2,485,847
Matthews Korea Active ETF	12,378,919	12,749,485
Matthews Asia Dividend Active ETF	1,511,085	1,646,527
For the period ended June 30, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:
	Purchases	Proceeds from Sales
Matthews Emerging Markets Equity Active ETF	$—	$5,444,313
Matthews Emerging Markets ex China Active ETF	—	2,868,940
Matthews Emerging Markets Sustainable Future Active ETF	343,145	—
Matthews Pacific Tiger Active ETF	—	18,057,161
Matthews Asia Innovators Active ETF	1,550,769	5,790,245
Matthews China Active ETF	—	12,303,503
Matthews Japan Active ETF	2,337,558	—
Matthews Korea Active ETF	—	59,779
6.
SEGMENT REPORTING
In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or its results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The Funds’ investment advisor, Matthews International Capital Management, LLC, acts as the Funds’ chief operating decision maker (CODM) assessing performance and making decisions about resource allocation. The CODM has determined that each fund has a single operating segment based on the fact that the CODM monitors the operating results of each fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ Portfolio of Investments, Statement of Changes in Net Assets and Financial Highlights.
7.
INCOME TAX INFORMATION
It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six-month period ended June 30, 2025. Therefore, no federal income tax provision is required.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2024:

Notes to Financial Statements (unaudited)  (continued)
Late Year Losses*
Matthews Emerging Markets Equity Active ETF	($284,830 )
Matthews Emerging Markets ex China Active ETF	(628,690)
Matthews Emerging Markets Sustainable Future Active ETF	(103,379)
Matthews Emerging Markets Discovery Active ETF	(236,448)
Matthews Pacific Tiger Active ETF	(1,165,276)
Matthews Asia Innovators Active ETF	(78,602)
Matthews China Discovery Active ETF	(14,945)
Matthews India Active ETF	(448,598)
Matthews Japan Active ETF	(34,738)
Matthews Korea Active ETF	(158,902)

*	As permitted by the Internal Revenue Service, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.
As of December 31, 2024, the Funds have capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:
	Amount With No Expiration
	Short-term Losses	Long-term Losses	Total
Matthews Emerging Markets ex China Active ETF	$383,576	$21,109	$404,685
Matthews Emerging Markets Discovery Active ETF	108,012	—	108,012
Matthews Asia Innovators Active ETF	12,875,281	—	12,875,281
Matthews China Active ETF	1,802,281	2,626,622	4,428,903
Matthews China Discovery Active ETF	58,355	—	58,355
Matthews Japan Active ETF	9,842	—	9,842
Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
As of June 30, 2025, the tax cost of investments and the related net unrealized appreciation and depreciation were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Matthews Emerging Markets Equity Active ETF	$32,417,374	$7,018,826	($1,284,470 )	$5,734,356
Matthews Emerging Markets ex China Active ETF	30,235,079	5,909,092	(714,092)	5,195,000
Matthews Emerging Markets Sustainable Future Active ETF	25,269,111	5,538,854	(1,742,165)	3,796,689
Matthews Emerging Markets Discovery Active ETF	17,210,146	2,862,096	(1,264,409)	1,597,687
Matthews Pacific Tiger Active ETF	30,869,730	7,030,328	(1,839,871)	5,190,457
Matthews Asia Innovators Active ETF	48,908,588	16,571,592	(1,657,562)	14,914,030
Matthews China Active ETF	20,830,687	2,529,840	(2,864,962)	(335,122)
Matthews China Discovery Active ETF	1,986,363	411,878	(97,514)	314,364
Matthews India Active ETF	12,795,031	2,407,448	(270,996)	2,136,452
Matthews Japan Active ETF	4,773,938	885,937	(102,298)	783,639
Matthews Korea Active ETF	44,208,711	15,757,419	(2,377,909)	13,379,510
Matthews Asia Dividend Active ETF	3,078,518	536,281	(62,593)	473,688
8.
SUBSEQUENT  EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events that require recognition or disclosure in the financial statements.

Matthews Asia Funds

INVESTMENT ADVISOR
Matthews International Capital Management, LLC
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
833.228.5605

ADMINISTRATOR, CUSTODIAN &
TRANSFER AGENT
BNY Mellon
240 Greenwich St.
New York, NY 10007

LEGAL COUNSEL
Paul Hastings LLP
101 California Street, 48th Floor
San Francisco, CA 94111
P.O. Box 9791 | Providence, RI 02940 | matthewsasia.com | 833.228.5605
Matthews Asia Funds are distributed in the United States by Foreside Funds Distributors LLC, Portland, Maine
Matthews Asia Funds are distributed in Latin America by Picton S. A.
N-CSR-ETF-0625

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

On February 19, 2025, the Matthews Asian Growth and Income Fund held a special meeting of shareholders. Shareholders of record as of December 2, 2024 were entitled to vote at that special meeting.

The proposal submitted to a vote of shareholders at that special meeting was to approve an Agreement and Plan of Reorganization among the Matthews Asian Growth and Income Fund (“Target Fund”), the Matthews Emerging Markets Equity Fund (“Acquiring Fund”), and Matthews International Capital Management, LLC, that provides for: (i) the Acquiring Fund’s assuming the Target Fund’s assets and liabilities in exchange for shares matching the Target Fund’s net asset value, (ii) distributing these shares to the Target Fund’s shareholders, and (iii) fully liquidating the Target Fund.

The total shares outstanding as of the record date were 18,914,103, and the total shares voted at the meeting were 9,590,843. The proposal was approved and the following votes were recorded:

Proposal	Votes For	Votes Against	Shares Abstaining
Reorganization into the Matthews Emerging Markets Equity Fund	6,989,383	453,871	2,147,590

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Certain officers and Trustees of the Funds are also officers and directors of Matthews. All officers serve without compensation from the Funds. The Trust paid the Independent Trustees $529,500 in aggregate for regular compensation during the six-month period ended June 30, 2025.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ Mark W. Headley
Mark W. Headley, President
(principal executive officer)

Date	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark W. Headley
Mark W. Headley, President
(principal executive officer)

Date	September 5, 2025

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	September 5, 2025

*	Print the name and title of each signing officer under his or her signature.